    As filed with the Securities and Exchange Commission on April 29, 2002.

                                                      Registration No. 333-70728

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 24

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333-70730.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H


                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item    Caption in Prospectus
Part A
1...........Cover Page
2...........Appendix A:  Special Terms
3...........Summary
4...........Appendix B:  Table of Accumulation Values
5...........General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6...........Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
              Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7...........Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
              Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging; Asset
              Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other
              Contract Provisions; Ownership; Beneficiary; Modification
8...........Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit
              Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During the
              Pay Out During the Pay Out Period
9...........Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
              Benefit Period
10..........Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment
              Factor; Distribution of Contracts
11..........Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions; Purchase
              Payments; Other Contract Provisions; Ten Day Right to Review
12..........Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
              Retirement Plans; Appendix G:  Qualified Plan Types
13..........Legal Proceedings
14..........Statement of Additional Information - Table of Contents

Part B ......Caption in Statement of Additional Information
------       -----------------------------------------------
15...........Cover Page
16...........Table of Contents
17...........General Information and History.
18...........Services-Independent Auditors, Services-Servicing Agent
19...........Not Applicable
20...........Services - Principal Underwriter
21...........Performance Data
22...........Not Applicable
23...........Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
             FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                               DATED MAY 1, 2002

MERRILL VARIABLE FUNDS

      For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

      Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

      A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.


      PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

             MERRILL VARIABLE FUNDS ANNUAL EXPENSES: CLASS B SHARES
  (as a percentage of average net assets and after waivers and reimbursements)

                                                                                                                TOTAL ANNUAL FUND
                                                                                                                OPERATING EXPENSES
                                                 MANAGEMENT FEE                        OTHER EXPENSES             (AFTER EXPENSE
                                                 (AFTER EXPENSE                        (AFTER EXPENSE           REIMBURSEMENT AND
                                                REIMBURSEMENT AND                REIMBURSEMENT AND WAIVER)(A)        WAIVER)(B)
                PORTFOLIO                           WAIVER)         12B-1 FEES
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I.                   0.75%             0.15%               0.08%                       0.98%
Merrill Lynch Basic Value V.I.                       0.60%             0.15%               0.08%                       0.83%
Merrill Lynch Developing Capital Markets V.I.        0.94%(C)          0.15%               0.21%                       1.30%(C)


(A) Note that these are the expenses for the fiscal year ended DECEMBER 31, 2001.

(B) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.

(C) During 2001, MLIM waived management fees for the Developing Capital Markets V.I. Fund in the amount totaling 0.06% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.36%, respectively. This voluntary expense waiver may be terminated at any time.

EXAMPLE

      The Example of Expenses below is shown with the optional GEM Fee and the optional GRIP II Fee reflected (a growth factor of 6% is assumed in calculating the GRIP II Fee).

      If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:

            TRUST PORTFOLIO                                     1 YEAR         3 YEAR        5 YEAR         10 YEAR
            Merrill Lynch Small Cap Value V.I.                    87            145            205            353
            Merrill Lynch Basic Value V.I.                        85            141            198            338
            Merrill Lynch Developing Capital Markets V.I.         90            154            220            383

      If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:

           TRUST PORTFOLIO                                      1 YEAR         3 YEAR        5 YEAR         10 YEAR
           Merrill Lynch Small Cap Value V.I.                     31             97            165            353
           Merrill Lynch Basic Value V.I.                         30             92            158            338
           Merrill Lynch Developing Capital Markets V.I.          35            106            181            383

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

                         ACCUMULATION UNIT VALUE TABLES


The two unit value tables below reflect the highest and lowest combination of charges available under the current contract. The first table reflects the fees for GEM, while the second table does not reflect the fees for any optional benefits. The third unit value table below relates to prior contracts (Ven 7, Ven 8) and does not reflect the fees for any optional benefits since none were available to these contracts.

                                 REFLECTING GEM

                                             UNIT VALUE AT     UNIT VALUE AT   INDIVIDUAL CONTRACT   GROUP CONTRACT
                 SUB-ACCOUNT                START OF YEAR(A)    END OF YEAR      NUMBER OF UNITS     NUMBER OF UNITS
                                                                                 AT END OF YEAR      AT END OF YEAR
    Merrill Lynch Small Cap Value V.I.
    12/31/2001                                 $12.500000        14.763263          3092.252             121.009
    Merrill Lynch Basic Value V.I.
    12/31/2001                                 $12.500000        12.192528          2051.425                   0
    Merrill Lynch Developing Capital
    Markets V.I.
    12/31/2001                                 $12.500000        11.316501                0                    0

(A) Units were first credited on July 2, 2001.


                      NOT REFLECTING ANY OPTIONAL BENEFITS

                                         UNIT VALUE AT     UNIT VALUE AT   INDIVIDUAL CONTRACT   GROUP CONTRACT
                                        START OF YEAR(A)    END OF YEAR      NUMBER OF UNITS     NUMBER OF UNITS
             SUB-ACCOUNT                                                     AT END OF YEAR      AT END OF YEAR
Merrill Lynch
Small Cap Value V.I.
1997                                       $12.500000        $27.655848          3,107.949           5,349.303
1998                                        27.655848         25.494200         23,981.023          14,178.088
1999                                        25.494200         33.685273         50,401.853          31,472.859
2000                                        33.685273         38.059573        100,085.575         514,059.982
12/31/2001                                  38.059573         48.661734        200,500.757          97,648.823

Merrill Lynch
Basic Value V.I.
1997                                       $12.500000        $15.792005         14,893.523           6,541.426
1998                                        15.792005         17.018200         92,740.889          74,371.966
1999                                        17.018200         20.300779        309,413.366         329,427.661
2000                                        20.300779         22.514992        495,014.959         453,363.765
12/31/2001                                  22.514992         23.100090        683,314.509         556,012.787

Merrill Lynch
Developing Capital Markets V.I.
1997                                       $12.500000         $9.191866          2,694.632             763.637
1998                                         9.191866          6.389100         29,568.171           4,390.133
1999                                         6.389100         10.419795              0.000               0.000
2000                                        10.419795          7.313442        123,219.621          80,182.164
12/31/2001                                   7.313442          7.305149        113,639.756          62,911.834

- (A) Units were first credited on October 13, 1997.

                          PRIOR CONTRACTS VEN 7 & VEN 8

                                       UNIT VALUE       UNIT VALUE    NUMBER OF UNITS   NUMBER OF UNITS
                                            AT              AT        AT END OF YEAR    AT END OF YEAR
             SUB-ACCOUNT             START OF YEAR(A)   END OF YEAR        VEN 7              VEN 8
Merrill Lynch
Small Cap Value V.I.
1997                                    $12.500000      $27.655848          506.421               N/A
1998                                     27.655848       25.494200          111.241               N/A
1999                                     25.494200       33.685273          110.706               N/A
2000                                     33.685273       38.059573          110.025               N/A
12/31/2001                               38.059573       48.661734                0               N/A

Merrill Lynch
Basic Value V.I.
1997                                    $12.500000      $15.792005          596.419               N/A
1998                                     15.792005       17.018200       10,623.274               N/A
1999                                     17.018200       20.300779       11,769.295               N/A
2000                                     20.300779       22.514992        8,431.017               N/A
12/31/2001                               22.514992       23.100090           74.775               N/A

Merrill Lynch
Developing Capital Markets V.I.
1997                                    $12.500000       $9.191866            0.002               N/A
1998                                      9.191866        6.389100            0.000               N/A
1999                                      6.389100       10.419795            0.000               N/A
2000                                     10.419795        7.313442            0.000               N/A
12/31/2001                                7.313442        7.305149            0.000               N/A

(A) Units were first credited on October 13, 1997.


                          SUPPLEMENT DATED MAY 1, 2002

Venture MLIM Supp 5/02

       ANNUITY SERVICE OFFICE                         MAILING ADDRESS
   500 Boylston Street, Suite 400                  Post Office Box 9230
  Boston, Massachusetts 02116-3739           Boston, Massachusetts 02205-9230
  (617) 663-3000 or (800) 344-1029                  www.manulifeusa.com


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."


      Contract values and annuity benefit payments are based upon sixty-four investment options. Fifty-nine options are variable and five are fixed account options.


      - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


      - Each sub-account's assets are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust.) We will provide the contract owner ("YOU") with prospectuses for the Trust with this Prospectus.


      - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      -     Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

      - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.............................................   3
Performance Data............................................................   3
Services
     Independent Auditors...................................................  22
     Servicing Agent........................................................  22
     Principal Underwriter..................................................  22
Audited Financial Statements................................................  23



                  The date of this Prospectus is May 1, 2002.

                                TABLE OF CONTENTS


SUMMARY.....................................................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST............................   13
     The Manufacturers Life Insurance Company (U.S.A.)......................................   13
     The Variable Account...................................................................   13
     The Trust..............................................................................   14
DESCRIPTION OF THE CONTRACT.................................................................   20
   ELIGIBLE GROUPS..........................................................................   20
   ACCUMULATION PERIOD PROVISIONS...........................................................   21
     Purchase Payments......................................................................   21
     Accumulation Units.....................................................................   21
     Value of Accumulation Units............................................................   22
     Net Investment Factor..................................................................   22
     Transfers Among Investment Options.....................................................   22
     Maximum Number of Investment Options...................................................   23
     Telephone Transactions ................................................................   23
     Special Transfer Services - Dollar Cost Averaging......................................   23
     Asset Rebalancing Program..............................................................   24
     Withdrawals............................................................................   24
     Special Withdrawal Services - The Income Plan..........................................   25
     Death Benefit During Accumulation Period...............................................   25
   PAY-OUT PERIOD PROVISIONS................................................................   29
     General................................................................................   29
     Annuity Options........................................................................   29
     Determination of Amount of the First Variable Annuity Payment..........................   30
     Annuity Units and the Determination of Subsequent Variable Annuity Payments ...........   31
     Transfers During Pay-out Period........................................................   31
     Death Benefit During Pay-out Period....................................................   31
   OTHER CONTRACT PROVISIONS................................................................   32
     Ten Day Right to Review................................................................   32
     Ownership..............................................................................   32
     Annuitant..............................................................................   32
     Beneficiary............................................................................   33
     Modification...........................................................................   33
     Our Approval...........................................................................   33
     Discontinuance of New Owners...........................................................   33
     Misstatement and Proof of Age, Sex or Survival.........................................   33
   FIXED ACCOUNT INVESTMENT OPTIONS.........................................................   33
   OPTIONAL BENEFITS........................................................................   36
     Guaranteed Retirement Income Program II................................................   36
     Guaranteed Earnings Multiplier.........................................................   40
CHARGES AND DEDUCTIONS......................................................................   41
     Withdrawal Charges.....................................................................   41
     Reduction or Elimination of Withdrawal Charge..........................................   42
     Administration Fees....................................................................   43
     Reduction or Elimination of Annual Administration Fee..................................   43
     Mortality and Expense Risks Charge.....................................................   43
     Taxes..................................................................................   44
     Expenses of Distributing the Contract..................................................
FEDERAL TAX MATTERS.........................................................................   44
   INTRODUCTION.............................................................................   44
   OUR TAX STATUS...........................................................................   44
   TAXATION OF ANNUITIES IN GENERAL.........................................................   45
     Tax Deferral During Accumulation Period................................................   45
     Taxation of Partial and Full Withdrawals...............................................   47
     Taxation of Annuity Benefit Payments...................................................   47
     Taxation of Death Benefit Proceeds.....................................................   48
     Penalty Tax on Premature Distributions.................................................   48
     Aggregation of Contracts...............................................................   48
   QUALIFIED RETIREMENT PLANS...............................................................   49
     Direct Rollovers.......................................................................   50
     Loans..................................................................................   50
FEDERAL INCOME TAX WITHHOLDING..............................................................   51
GENERAL MATTERS.............................................................................   51
     Performance Data.......................................................................   51
     Asset Allocation and Timing Services...................................................   52
     Restrictions Under the Texas Optional Retirement Program...............................   52
     Distribution of Contracts .............................................................   52
     Contract Owner Inquires................................................................   52
     Legal Proceedings .....................................................................   53
     Cancellation of Contract...............................................................   53
     Voting Interest........................................................................   53
     Reinsurance Arrangements...............................................................   53
APPENDIX A: SPECIAL TERMS...................................................................  A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS....  B-1
APPENDIX C: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE....................................  C-1
APPENDIX D: STATE PREMIUM TAXES.............................................................  D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY AGE...............................................  E-1
APPENDIX F: PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS.....................................  F-1
APPENDIX G: PRIOR CONTRACTS - VEN 1 AND VEN 3 CONTRACTS.....................................  G-1
APPENDIX H: EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS......................................  H-1
APPENDIX I: EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS......................................  I-1
APPENDIX J: EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS....................................  J-1
APPENDIX K: EXCHANGE OFFER  - MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY...............  K-1
APPENDIX L: QUALIFIED PLAN TYPES............................................................  L-1
APPENDIX M: GUARANTEED RETIREMENT INCOME PROGRAM............................................  M-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, four older classes of variable annuity contracts were issued. These contracts are no longer being issued but purchase payments may continue to be made to these existing contracts. These contracts are as follows: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see Appendices F and G).

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, fifty-nine Variable Account investment options and five fixed account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares.) A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options. The fixed accounts are not available in the State of Washington and may not be available in certain other states.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS

      Guaranteed Retirement Income Program II. The Guaranteed Retirement Income Program II ("GRIP II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP II. If GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIP II, we will pay the monthly annuity payment available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP II is available for new contracts issued on or after July 2, 2001. GRIP II is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.

      Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after July 2, 2001. GEM is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, GRIP and GRIP II.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust.

Contract Owner Transaction Expenses

See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments):

          NUMBER OF COMPLETE YEARS                      WITHDRAWAL CHARGE
        PURCHASE PAYMENT IN CONTRACT                       PERCENTAGE
                    0                                           6%
                    1                                           6%
                    2                                           5%
                    3                                           5%
                    4                                           4%
                    5                                           3%
                    6                                           2%
                    7+                                          0%

ANNUAL CONTRACT FEE.................................................................  $30(1)

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fee.....................................................  1.25%
Administration fee - asset based....................................................  0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............................................  1.40%

Optional GEM Fee....................................................................  0.20%(2)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH GEM FEE.................................  1.60%

Optional GRIP II Fee (as a percentage of the Income Base)...........................  0.45%(3)

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. (See Appendix F).

(2)   GEM is not available for contracts issued prior to July 2, 2001.

(3) GRIP II is not available for contracts issued prior to July 2, 2001. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM II").



                TABLES OF INVESTMENT MANAGEMENT FEES AND EXPENSES



TRUST ANNUAL EXPENSES (Series I Shares (Formerly referred to as "Class A Shares")) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)A



                                                                               TOTAL TRUST
                                                Series I     OTHER EXPENSES    ANNUAL EXPENSES
                                 MANAGEMENT     RULE 12B-1   (AFTER EXPENSE    (AFTER EXPENSE
TRUST PORTFOLIO                  FEES           FEES         REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------
Internet Technologies            1.000%         0.150%       0.110%            1.26%
Pacific Rim Emerging Markets     0.700%         0.150%       0.380%            1.23%
Telecommunications               0.950%         0.150%       0.340%            1.44%(B)
Science & Technology             0.916%(E)      0.150%       0.060%            1.13%
International Small Cap          0.950%         0.150%       0.500%            1.60%
Health Sciences                  0.942%(E)      0.150%       0.350%            1.44%(B)
Aggressive Growth                0.850%         0.150%       0.070%            1.07%
Emerging Small Company           0.900%         0.150%       0.070%            1.12%
Small Company Blend              0.900%         0.150%       0.120%            1.17%

                                                                               TOTAL TRUST
                                                SERIES I     OTHER EXPENSES    ANNUAL EXPENSES
                                 MANAGEMENT     RULE 12b-1   (AFTER EXPENSE    (AFTER EXPENSE
TRUST PORTFOLIO                  FEES           FEES         REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------
Dynamic Growth                   0.850%         0.150%       0.080%            1.08%
Mid Cap Growth                   0.850%         0.150%       0.390%            1.39%(B)
Mid Cap Opportunities            0.850%         0.150%       0.440%            1.44%(B)
Mid Cap Stock                    0.775%         0.150%       0.080%            1.00%
All Cap Growth                   0.785%         0.150%       0.060%            0.99%
Financial Services               0.800%         0.150%       0.260%            1.21%(B)
Overseas                         0.800%         0.150%       0.150%            1.10%
International Stock              0.838%(E)      0.150%       0.170%            1.16%
International Value              0.850%         0.150%       0.150%            1.15%
Capital Appreciation             0.750%         0.150%       0.300%            1.20%
Strategic Opportunities          0.700%         0.150%       0.060%            0.91%
Quantitative Mid Cap             0.650%         0.150%       0.100%            0.90%(B)
Global Equity                    0.750%         0.150%       0.110%            1.01%
Strategic Growth                 0.750%         0.150%       0.200%            1.10%(B)
Growth                           0.697%         0.150%       0.060%            0.91%
Large Cap Growth                 0.750%         0.150%       0.080%            0.98%
All Cap Value                    0.800%         0.150%       0.470%            1.42%(B)
Capital Opportunities            0.750%         0.150%       0.500%(G)         1.40%(B)(G)
Quantitative Equity              0.599%         0.150%       0.060%            0.81%
Blue Chip Growth                 0.702%(E)      0.150%       0.060%            0.91%
Utilities                        0.750%         0.150%       0.500%(G)         1.40%(B)(G)
Real Estate Securities           0.645%         0.150%       0.070%            0.87%
Small Company Value              0.891%(E)      0.150%       0.110%            1.15%
Mid Cap Value                    0.800%         0.150%       0.200%            1.15%(B)
Value                            0.642%         0.150%       0.060%            0.85%
Tactical Allocation              0.750%         0.150%       0.400%            1.30%
Fundamental Value                0.798%         0.150%       0.120%            1.07%(B)
Growth & Income                  0.529%         0.150%       0.050%            0.73%
U.S. Large Cap Value             0.725%         0.150%       0.050%            0.93%
Equity-Income                    0.711%(E)      0.150%       0.050%            0.91%
Income & Value                   0.650%         0.150%       0.070%            0.87%
Balanced                         0.563%         0.150%       0.100%            0.81%
High Yield                       0.625%         0.150%       0.060%            0.84%
Strategic Bond                   0.625%         0.150%       0.080%            0.86%
Global Bond                      0.600%         0.150%       0.220%            0.97%
Total Return                     0.600%         0.150%       0.060%            0.81%
Investment Quality Bond          0.500%         0.150%       0.090%            0.74%
Diversified Bond                 0.600%         0.150%       0.070%            0.82%
U.S. Government Securities       0.550%         0.150%       0.060%            0.76%
Money Market                     0.350%         0.150%       0.050%            0.55%
Small Cap Index                  0.375%         0.150%       0.075%            0.60%
International Index              0.400%         0.150%       0.050%            0.60%
Mid Cap Index                    0.375%         0.150%       0.075%            0.60%
Total Stock Market Index         0.375%         0.150%       0.060%            0.59%
500 Index                        0.375%         0.150%       0.050%            0.57%
Lifestyle Aggressive 1000        0.065%         0.000%       0.010%            0.075%(C)(D)
Lifestyle Growth 820             0.054%         0.000%       0.021%            0.075%(C)(D)
Lifestyle Balanced 640           0.054%         0.000%       0.021%            0.075%(C)(D)
Lifestyle Moderate 460           0.062%         0.000%       0.013%            0.075%(C)(D)
Lifestyle Conservative 280       0.069%         0.000%       0.006%            0.075%(C)(D)

Trust Annual Expenses (Series II Shares (Formerly referred to as "Class B Shares")) (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)



                                                                             Total Trust
                                              Series II    Other Expenses    Annual Expenses
                                 Management   Rule 12b-1   (After Expense    (After Expense
Trust Portfolio                  Fees         Fees         Reimbursement)    Reimbursement)
--------------------------------------------------------------------------------------------
Internet Technologies            1.000%       0.350%       0.110%            1.46%
Pacific Rim Emerging Markets     0.700%       0.350%       0.380%            1.43%
Telecommunications               0.950%       0.350%       0.340%            1.64%(B)
Science & Technology             0.916%(E)    0.350%       0.060%            1.33%
International Small Cap          0.950%       0.350%       0.500%            1.80%
Health Sciences                  0.942%(E)    0.350%       0.350%            1.64%(B)
Aggressive Growth                0.850%       0.350%       0.070%            1.27%
Emerging Small Company           0.900%       0.350%       0.070%            1.32%
Small Company Blend              0.900%       0.350%       0.120%            1.37%
Dynamic Growth                   0.850%       0.350%       0.080%            1.28%
Mid Cap Growth                   0.850%       0.350%       0.390%            1.59%(B)
Mid Cap Opportunities            0.850%       0.350%       0.440%            1.64%(B)
Mid Cap Stock                    0.775%       0.350%       0.080%            1.20%
All Cap Growth                   0.785%       0.350%       0.060%            1.19%
Financial Services               0.800%       0.350%       0.260%            1.41%(B)
Overseas                         0.800%       0.350%       0.150%            1.30%
International Stock              0.838%(E)    0.350%       0.170%            1.36%
International Value              0.850%       0.350%       0.150%            1.35%
Capital Appreciation             0.750%       0.350%       0.300%            1.40%
Strategic Opportunities          0.700%       0.350%       0.060%            1.11%
Quantitative Mid Cap             0.650%       0.350%       0.100%            1.10%(B)
Global Equity                    0.750%       0.350%       0.110%            1.21%
Strategic Growth                 0.750%       0.350%       0.200%            1.30%(B)
Growth                           0.697%       0.350%       0.060%            1.11%
Large Cap Growth                 0.750%       0.350%       0.080%            1.18%
All Cap Value                    0.800%       0.350%       0.470%            1.62%(B)
Capital Opportunities            0.750%       0.350%       0.500%(G)         1.60%(B)(G)
Quantitative Equity              0.599%       0.350%       0.060%            1.01%
Blue Chip Growth                 0.702%(E)    0.350%       0.060%            1.11%
Utilities                        0.750%       0.350%       0.500%(G)         1.60%(B)(G)
Real Estate Securities           0.645%       0.350%       0.070%            1.07%
Small Company Value              0.891%(E)    0.350%       0.110%            1.35%
Mid Cap Value                    0.800%       0.350%       0.200%            1.35%(B)
Value                            0.642%       0.350%       0.060%            1.05%
Tactical Allocation              0.750%       0.350%       0.400%            1.50%
Fundamental Value                0.798%       0.350%       0.120%            1.27%(B)
Growth & Income                  0.529%       0.350%       0.050%            0.93%
U.S. Large Cap Value             0.725%       0.350%       0.050%            1.13%
Equity-Income                    0.711%(E)    0.350%       0.050%            1.11%
Income & Value                   0.650%       0.350%       0.070%            1.07%
Balanced                         0.563%       0.350%       0.100%            1.01%
High Yield                       0.625%       0.350%       0.060%            1.04%
Strategic Bond                   0.625%       0.350%       0.080%            1.06%
Global Bond                      0.600%       0.350%       0.220%            1.17%
Total Return                     0.600%       0.350%       0.060%            1.01%
Investment Quality Bond          0.500%       0.350%       0.090%            0.94%
Diversified Bond                 0.600%       0.350%       0.070%            1.02%
U.S. Government Securities       0.550%       0.350%       0.060%            0.96%
Money Market                     0.350%       0.350%       0.050%            0.75%

                                                                             Total Trust
                                              Series II    Other Expenses    Annual Expenses
                                 Management   Rule 12b-1   (After Expense    (After Expense
Trust Portfolio                  Fees         Fees         Reimbursement)    Reimbursement)
--------------------------------------------------------------------------------------------
Small Cap Index                  0.375%       0.350%       0.075%            0.80%
International Index              0.400%       0.350%       0.050%            0.80%
Mid Cap Index                    0.375%       0.350%       0.075%            0.80%
Total Stock Market Index         0.375%       0.350%       0.060%            0.79%
500 Index                        0.375%       0.350%       0.050%            0.77%
Lifestyle Aggressive 1000        0.065%       0.000%       0.010%            0.075%(C),(D)
Lifestyle Growth 820             0.054%       0.000%       0.021%            0.075%(C),(D)
Lifestyle Balanced 640           0.054%       0.000%       0.021%            0.075%(C),(D)
Lifestyle Moderate 460           0.062%       0.000%       0.013%            0.075%(C),(D)
Lifestyle Conservative 280       0.069%       0.000%       0.006%            0.075%(C),(D)



(A) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.



(B) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.


(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios,
      (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

      If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.


      This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:



                                                                              TOTAL TRUST
                                      MANAGEMENT    RULE          OTHER       ANNUAL
      TRUST PORTFOLIO                 FEES          12B-1 FEES    EXPENSES    EXPENSES
      Lifestyle Aggressive 1000       0.065%        0.000%        1.081%      1.146%
      Lifestyle Growth 820            0.054%        0.000%        0.998%      1.052%
      Lifestyle Balanced 640          0.054%        0.000%        0.914%      0.968%
      Lifestyle Moderate 460          0.062%        0.000%        0.823%      0.885%
      Lifestyle Conservative 280      0.069%        0.000%        0.790%      0.859%


(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.


(E) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:



                                                              FEE REDUCTION
                COMBINED ASSET LEVELS             (AS A PERCENTAGE OF THE ADVISORY FEE)
      First $750 million                                          0.00%
      Between $750 million and $1.5 billion                       5.00%
      Between $1.5 billion and $3.0 billion                       7.50%

      Over $3.0 billion                                           10.00%



      The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(F) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. For Series II shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.82%, respectively, for the International Index Trust, 0.075% and 0.80%, respectively, for the Small Cap Index Trust, and 0.075% and 0.80%, respectively, for the Mid Cap Index Trust and 0.06% and 0.79%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(G) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. For Series II shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.66%, respectively, for the Capital Opportunities Trust and 0.610% and 1.71%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.



EXAMPLE


      The Example of Expenses below is shown with the optional GEM Fee and the optional GRIP II Fee reflected (a growth factor of 6% is assumed in calculating the GRIP II Fee).

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:


         For Contracts that Invest in Series I (Formerly Referred to as
                          Class A Shares) of the Trust



TRUST PORTFOLIO                   1 YEAR    3 YEAR     5 YEAR     10 YEAR
Internet Technologies               89        153        218        379
Pacific Rim Emerging Markets        89        152        217        376
Telecommunications                  91        158        227        396
Science & Technology                88        149        212        367
International Small Cap             93        162        234        410
Health Sciences                     91        158        227        396
Aggressive Growth                   88        147        210        361
Emerging Small Company              88        149        212        366
Small Company Blend                 89        150        214        371
Dynamic Growth                      88        148        210        362
Mid Cap Growth                      91        156        224        391
Mid Cap Opportunities               91        158        227        396
Mid Cap Stock                       87        145        206        355

TRUST PORTFOLIO                   1 YEAR    3 YEAR     5 YEAR     10 YEAR
All Cap Growth                      87        145        206        354
Financial Services                  89        151        216        374
Overseas                            88        148        211        364
International Stock                 88        150        214        370
International Value                 88        150        213        369
Capital Appreciation                89        151        216        374
Strategic Opportunities             86        143        202        346
Quantitative Mid Cap                86        143        201        345
Global Equity                       87        146        207        356
Strategic Growth                    88        148        211        364
Growth                              86        143        202        346
Large Cap Growth                    87        145        205        353
All Cap Value                       91        157        226        394
Capital Opportunities               91        157        225        392
Quantitative Equity                 85        140        197        336
Blue Chip Growth                    86        143        202        346
Utilities                           91        157        225        392
Real Estate Securities              86        142        200        342
Small Company Value                 88        150        213        369
Mid Cap Value                       88        150        213        369
Value                               86        141        199        340
Tactical Allocation                 90        154        220        383
Fundamental Value                   88        147        210        361
Growth & Income                     84        138        193        329
U.S. Large Cap Value                86        143        203        348
Equity-Income                       86        143        202        346
Income & Value                      86        142        200        342
Balanced                            85        140        197        336
High Yield                          85        141        198        339
Strategic Bond                      86        141        199        341
Global Bond                         87        145        205        352
Total Return                        85        140        197        336
Investment Quality Bond             85        138        193        330
Diversified Bond                    85        140        197        337
U.S. Government Securities          85        139        194        332
Money Market                        83        133        184        311
Small Cap Index                     83        134        186        316
International Index                 83        134        186        316
Mid Cap Index                       83        134        186        316
Total Stock Market Index            83        134        186        315
500 Index                           83        133        185        313
Lifestyle Aggressive 1000           78        119        160        262
Lifestyle Growth 820                78        119        160        262
Lifestyle Balanced 640              78        119        160        262
Lifestyle Moderate 460              78        119        160        262
Lifestyle Conservative 280          78        119        160        262



         For Contracts that Invest in Series II (Formerly Referred to as
                          Class B Shares) of the Trust



Trust Portfolio                   1 year    3 year     5 year     10 year
Internet Technologies               91        158        228        397
Pacific Rim Emerging Markets        91        157        226        395
Telecommunications                  93        163        236        414
Science & Technology                90        155        222        386

Trust Portfolio                   1 year    3 year     5 year     10 year
International Small Cap             94        168        243        428
Health Sciences                     93        163        236        414
Aggressive Growth                   90        153        219        380
Emerging Small Company              90        154        221        385
Small Company Blend                 90        156        224        389
Dynamic Growth                      90        153        219        381
Mid Cap Growth                      93        162        234        409
Mid Cap Opportunities               93        163        236        414
Mid Cap Stock                       89        151        216        374
All Cap Growth                      89        151        215        373
Financial Services                  91        157        225        393
Overseas                            90        154        220        383
International Stock                 90        155        223        388
International Value                 90        155        223        387
Capital Appreciation                91        157        225        392
Strategic Opportunities             88        148        211        365
Quantitative Mid Cap                88        148        211        364
Global Equity                       89        151        216        374
Strategic Growth                    90        154        220        383
Growth                              88        148        211        365
Large Cap Growth                    89        150        215        372
All Cap Value                       93        163        235        412
Capital Opportunities               93        162        234        410
Quantitative Equity                 87        146        207        356
Blue Chip Growth                    88        148        211        365
Utilities                           93        162        234        410
Real Estate Securities              88        147        210        361
Small Company Value                 90        155        223        387
Mid Cap Value                       90        155        223        387
Value                               87        147        209        359
Tactical Allocation                 92        159        229        401
Fundamental Value                   90        153        219        380
Growth & Income                     86        143        203        348
U.S. Large Cap Value                88        149        212        367
Equity-Income                       88        148        211        365
Income & Value                      88        147        210        361
Balanced                            87        146        207        356
High Yield                          87        146        208        359
Strategic Bond                      88        147        209        360
Global Bond                         89        150        214        371
Total Return                        87        146        207        356
Investment Quality Bond             86        144        203        349
Diversified Bond                    87        146        207        357
U.S. Government Securities          87        144        204        351
Money Market                        85        138        194        331
Small Cap Index                     85        140        196        335
International Index                 85        140        196        335
Mid Cap Index                       85        140        196        335
Total Stock Market Index            85        139        196        334
500 Index                           85        139        195        333
Lifestyle Aggressive 1000           78        119        160        262
Lifestyle Growth 820                78        119        160        262
Lifestyle Balanced 640              78        119        160        262
Lifestyle Moderate 460              78        119        160        262
Lifestyle Conservative 280          78        119        160        262

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:


     For Contracts that Invest in Series I Shares (Formerly Referred to as
                          Class A Shares) of the Trust



TRUST PORTFOLIO                   1 YEAR    3 YEAR     5 YEAR     10 YEAR
Internet Technologies               34        105        179        379
Pacific Rim Emerging Markets        34        104        178        376
Telecommunications                  36        110        188        396
Science & Technology                33        101        173        367
International Small Cap             38        115        195        410
Health Sciences                     36        110        188        396
Aggressive Growth                   32         99        170        361
Emerging Small Company              33        101        172        366
Small Company Blend                 33        102        175        371
Dynamic Growth                      32        100        170        362
Mid Cap Growth                      35        109        185        391
Mid Cap Opportunities               36        110        188        396
Mid Cap Stock                       32         97        166        355
All Cap Growth                      31         97        166        354
Financial Services                  34        103        177        374
Overseas                            33        100        171        364
International Stock                 33        102        174        370
International Value                 33        102        174        369
Capital Appreciation                34        103        176        374
Strategic Opportunities             31         95        162        346
Quantitative Mid Cap                31         94        161        345
Global Equity                       32         98        167        356
Strategic Growth                    33        100        171        364
Growth                              31         95        162        346
Large Cap Growth                    31         97        165        353
All Cap Value                       36        110        187        394
Capital Opportunities               36        109        186        392
Quantitative Equity                 30         92        157        336
Blue Chip Growth                    31         95        162        346
Utilities                           36        109        186        392
Real Estate Securities              30         93        160        342
Small Company Value                 33        102        174        369
Mid Cap Value                       33        102        174        369
Value                               30         93        159        340
Tactical Allocation                 35        106        181        383
Fundamental Value                   32         99        170        361
Growth & Income                     29         89        153        329
U.S. Large Cap Value                31         95        163        348
Equity-Income                       31         95        162        346
Income & Value                      30         93        160        342
Balanced                            30         92        157        336
High Yield                          30         92        158        339
Strategic Bond                      30         93        159        341
Global Bond                         31         96        165        352
Total Return                        30         92        157        336
Investment Quality Bond             29         89        153        330
Diversified Bond                    30         92        157        337

TRUST PORTFOLIO                   1 YEAR    3 YEAR     5 YEAR     10 YEAR
U.S. Government Securities          29         90        154        332
Money Market                        27         84        144        311
Small Cap Index                     28         85        146        316
International Index                 28         85        146        316
Mid Cap Index                       28         85        146        316
Total Stock Market Index            27         85        146        315
500 Index                           27         84        145        313
Lifestyle Aggressive 1000           22         69        120        262
Lifestyle Growth 820                22         69        120        262
Lifestyle Balanced 640              22         69        120        262
Lifestyle Moderate 460              22         69        120        262
Lifestyle Conservative 280          22         69        120        262



     For Contracts that Invest in Series II Shares (Formerly Referred to as
                          Class B Shares) of the Trust



Trust Portfolio                   1 year    3 year     5 year     10 year
Internet Technologies               36        111        189        397
Pacific Rim Emerging Markets        36        110        187        395
Telecommunications                  38        116        197        414
Science & Technology                35        107        182        386
International Small Cap             40        121        205        428
Health Sciences                     38        116        197        414
Aggressive Growth                   34        105        179        380
Emerging Small Company              35        107        182        385
Small Company Blend                 35        108        184        389
Dynamic Growth                      34        106        180        381
Mid Cap Growth                      37        115        195        409
Mid Cap Opportunities               38        116        197        414
Mid Cap Stock                       34        103        176        374
All Cap Growth                      33        103        176        373
Financial Services                  36        109        186        393
Overseas                            35        106        181        383
International Stock                 35        108        184        388
International Value                 35        108        183        387
Capital Appreciation                36        109        186        392
Strategic Opportunities             33        101        172        365
Quantitative Mid Cap                33        100        171        364
Global Equity                       34        103        177        374
Strategic Growth                    35        106        181        383
Growth                              33        101        172        365
Large Cap Growth                    33        103        175        372
All Cap Value                       38        116        196        412
Capital Opportunities               38        115        195        410
Quantitative Equity                 32         98        167        356
Blue Chip Growth                    33        101        172        365
Utilities                           38        115        195        410
Real Estate Securities              32         99        170        361
Small Company Value                 35        108        183        387
Mid Cap Value                       35        108        183        387
Value                               32         99        169        359
Tactical Allocation                 37        112        191        401
Fundamental Value                   34        105        179        380
Growth & Income                     31         95        163        348
U.S. Large Cap Value                33        101        173        367

Trust Portfolio                   1 year    3 year     5 year     10 year
Equity-Income                       33        101        172        365
Income & Value                      32         99        170        361
Balanced                            32         98        167        356
High Yield                          32         98        168        359
Strategic Bond                      32         99        169        360
Global Bond                         33        102        175        371
Total Return                        32         98        167        356
Investment Quality Bond             31         95        163        349
Diversified Bond                    32         98        167        357
U.S. Government Securities          31         96        164        351
Money Market                        29         90        154        331
Small Cap Index                     30         91        156        335
International Index                 30         91        156        335
Mid Cap Index                       30         91        156        335
Total Stock Market Index            29         91        156        334
500 Index                           29         90        155        333
Lifestyle Aggressive 1000           22         69        120        262
Lifestyle Growth 820                22         69        120        262
Lifestyle Balanced 640              22         69        120        262
Lifestyle Moderate 460              22         69        120        262
Lifestyle Conservative 280          22         69        120        262



      For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.



      In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.



A Table of Accumulation Unit Values relating to the Contract is included in Appendix B to this Prospectus.



Location of Financial Statements of Registrant and Depositor



      Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

         GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

      We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:



      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16



      AAA Fitch
      Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24



      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21


      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of (U.S.A)'s ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================


      The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.

      The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.


      The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


      The Variable Account currently has fifty-nine sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.


================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

THE TRUST


      The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



      Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).



      The Trust currently has the following subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



      SUBADVISER                                           PORTFOLIO
      A I M Capital Management, Inc.                       All Cap Growth Trust
                                                           Aggressive Growth Trust



      Capital Guardian Trust Company                       Small Company Blend Trust
                                                           U.S. Large Cap Value Trust
                                                           Income & Value Trust
                                                           Diversified Bond Trust

      Cohen & Steers Capital Management, Inc.              Real Estate Securities Trust

      Davis  Advisors                                      Financial Services Trust
                                                           Fundamental Value Trust

      The Dreyfus Corporation                              All Cap Value Trust

      Fidelity Management & Research Company               Strategic Opportunities Trust

                                                           Large Cap Growth Trust
                                                           Overseas Trust

      Founders Asset Management LLC                        International Small Cap Trust
                                                           Balanced Trust

      Franklin Advisers, Inc.                              Emerging Small Company Trust

      INVESCO Funds Group, Inc.                            Telecommunications Trust
                                                           Mid Cap Growth Trust

      Janus Capital Corporation                            Dynamic Growth Trust

      Jennison Associates LLC                              Capital Appreciation Trust

      Lord, Abbett & Co.                                   Mid Cap Value Trust

      Manufacturers Adviser Corporation                    Pacific Rim Emerging Markets Trust
                                                           Quantitative Equity Trust
                                                           Quantitative Mid Cap Trust
                                                           Money Market Trust
                                                           Index Trusts
                                                           Lifestyle Trusts(A)
                                                           Balanced Trust

      Massachusetts Financial Services Company             Strategic Growth Trust
                                                           Capital Opportunities Trust
                                                           Utilities Trust

      Miller Anderson & Sherrerd, LLP                      Value Trust
                                                           High Yield Trust

      Munder Capital Management                            Internet Technologies Trust

      Pacific Investment Management Company                Global Bond Trust
                                                           Total Return Trust

      Putnam Investment Management, LLC                    Global Equity Trust
                                                           Mid Cap Opportunities Trust

      Salomon Brothers Asset Management Inc                U.S. Government Securities Trust
                                                           Strategic Bond Trust

      SSgA Funds Management, Inc.                          Growth Trust
                                                           Lifestyle Trusts(A)

      T. Rowe Price Associates, Inc.                       Science & Technology Trust
                                                           Small Company Value Trust
                                                           Health Sciences Trust
                                                           Blue Chip Growth Trust
                                                           Equity-Income Trust

      T. Rowe Price International, Inc.                    International Stock Trust

      Templeton Investment Counsel, Inc.                   International Value Trust

      UBS Global Asset Management                          Tactical Allocation Trust
      (formerly, Brinson Advisors, Inc.)


      Wellington Management Company, LLP                   Growth & Income Trust
                                                           Investment Quality Bond Trust
                                                           Mid Cap Stock Trust

----------
(A) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.

The Portfolios of the Trust available under the contract are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.


The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.



The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.



The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.



The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.


The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.



The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.



The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.



The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S.

domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

      A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

      If shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a portfolio of the Trust or becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote shares.
================================================================================

      Shares of the Trust portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

      During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS


      The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter of the contracts.


      An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

Purchase Payments

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

      Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

      If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and
      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

      You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

      In addition, you have the option to participate in our Secure Principal Program (sm). Under the Secure Principal Program (sm) the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Principal Program (sm) and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

      See Appendix F for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

      During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

      Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

      The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

      -     Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected. See Appendix G for the mortality and expense risks fees for Ven 1 contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

      During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

      Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

      Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

      See Appendix G for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

      Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

      You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

      We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM

      We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

      For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or
      - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

      During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

      When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

      There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

      The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

      We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

      For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

      IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix L "Qualified Plan Types").

      AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

A.    The following death benefit generally applies to contracts issued:

      ON OR AFTER:         IN THE STATES OF:
      May 1, 1998          Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware,
                           Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky,
                           Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New
                           Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                           Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee,
                           Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

      June 1, 1998         Connecticut

      July 1, 1998         Minnesota, Montana, District of Columbia

      October 1, 1998      Texas

      February 1, 1999     Massachusetts

      March 15, 1999       Florida, Maryland, Oregon

      November 1, 1999     Washington

      If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or
            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or
            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

            -     the contract value or
            - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

            -     the contract value or
            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

      PRIOR TO:             IN THE STATES OF:
      May 1, 1998           Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware,
                            Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky,
                            Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New
                            Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                            Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee,
                            Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

      June 1, 1998          Connecticut

      July 1, 1998          Minnesota, Montana, District of Columbia

      October 1, 1998       Texas

      February 1, 1999      Massachusetts

      March 15, 1999        Florida, Maryland, Oregon

      November 1, 1999      Washington

      If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or
            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or
            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

            -     the contract value or
            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

      The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;
      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

      PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

      The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable). For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.


      If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

      A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

      Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

      In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

      You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

      Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

      You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

      Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

      Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

      In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

      The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

      The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

      Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

      The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

      A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

      Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

      If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

      You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

      No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

      See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

      The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION

      We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

      In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS
(Not Available in the State of Washington)

      For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

================================================================================
The fixed account investment options are not securities.
================================================================================

      SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

      GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or
      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

      REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

      INVESTMENT OPTIONS. Currently, there are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

      Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.


      In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investments accounts are not available.

      INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

      RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

      If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

================================================================================
A market value charge may apply to certain transactions.
================================================================================

      MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

      The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

      A - The guaranteed interest rate on the investment account.
      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.
      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

      The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

      We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;
      -     amounts withdrawn to pay fees or charges;
      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;
      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;
      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

      TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

      WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

      If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES"

      LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

      FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

      GUARANTEED RETIREMENT INCOME PROGRAM II. Contracts issued on or after July 2, 2001 may be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II is available for sale in the state where the contract is sold. (GRIP II is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) The original GRIP is no longer available for contracts issued after June 29, 2001. The original GRIP is described in Appendix M. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

      GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

      Income Base The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

      Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

      The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

      Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any

Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.
      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.
      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

      EXERCISE OF GRIP II

      Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

      1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

      Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

      The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

      The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

      Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

      In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

      When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

      Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be $100,000 in all years, reflecting a 0% growth rate, net of all fees. Current annuitization rates applied to Contract Value assume an interest rate of 6.875%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1992-2001, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. No step-ups are illustrated.

EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

  Contract Anniversary at               Annual Income                   Annual Income
     Exercise of GRIP                                                     Provided
                              Current                  Guaranteed
            10                $9,744                     $12,013           $12,013
            15                $10,704                    $18,406           $18,406
            20                $11,652                    $27,979           $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

  Contract Anniversary at               Annual Income                   Annual Income
     Exercise of GRIP                                                     Provided
                              Current                  Guaranteed
            10                $8,016                     $ 9,284           $ 9,284
            15                $8,448                     $13,574           $13,574
            20                $8,741                     $19,358           $19,358

      TERMINATION OF GRIP II

      GRIP II will terminate upon the earliest to occur of:

      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;
      (b)   the termination of the contract for any reason; or
      (c)   the exercise of GRIP II.

      THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

      GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

      If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***

      GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

GUARANTEED EARNINGS MULTIPLIER. Contracts issued on or after July 2, 2001, may be issued with a Guaranteed Earnings Multiplier Rider ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. (GEM is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

      Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

      If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

      The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the GEM benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM

      GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including
GEM) as the new owner.

      THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM FEE

      The annual fee for GEM is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

      If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX L to the prospectus). Please consult your tax advisor.


                             CHARGES AND DEDUCTIONS

      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectuses of the Trust. For information on the GRIP Rider Fee, see "Guaranteed Retirement Income Program" above.

WITHDRAWAL CHARGES

      For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

      Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and
      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

      Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

      If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

      Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.


          NUMBER OF COMPLETE YEARS                WITHDRAWAL CHARGE
        PURCHASE PAYMENT IN CONTRACT                 PERCENTAGE
                     0                                    6%
                     1                                    6%
                     2                                    5%
                     3                                    5%
                     4                                    4%
                     5                                    3%
                     6                                    2%
                     7+                                   0%


      The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

      The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

      There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

      The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

      For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

      The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

      If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

      For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.

================================================================================
We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks.
================================================================================

      Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

      A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

      The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

      1. The size and type of group to which administrative services are to be provided will be considered.

      2. The total amount of purchase payments to be received will be considered.

      3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

      If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

      For information on mortality and expense risks charges for Ven 1 contracts see Appendix G.

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

TAXES

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,
      -     receipt of purchase payments,
      -     issuance of the contacts, or
      -     commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

      Manulife Financial Securities, LLC ("Manulife Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.50% of purchase payments plus 1.00% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

      This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

      Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

      Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,
      -     certain qualified contracts,
      - certain contracts purchased by employers upon the termination of certain qualified plans,
      - certain contracts used in connection with structured settlement agreements, and
      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

      Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

TAXATION OF ANNUITY BENEFIT PAYMENTS

      Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

      - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

      During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

================================================================================
Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% IRS penalty tax.
================================================================================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

      There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


      - received on or after the date on which the contract owner reaches age 59-1/2;


      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

      In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

QUALIFIED RETIREMENT PLANS

      The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

      If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

      In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to the your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than R IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


      There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:


      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or
      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) and hardship withdrawals.

      Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

================================================================================
Some qualified contracts have a loan feature.
================================================================================

      A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

      Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

      See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.

                         FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for Federal income taxes.
================================================================================

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

PERFORMANCE DATA

      Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

      Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

      We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,
      -     retirement,
      -     death, or
      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

DISTRIBUTION OF CONTRACTS


      Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

      We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
      - the contract value at the end of such two year period is less than $2,000.

      We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

      As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

      We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, GRIP and GRIP II.

                                   APPENDIX A
                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 9230, Boston Massachusetts 02205-9230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All the assets of the Company other than assets in separate accounts.

GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT - An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE - The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed.

PAY-OUT PERIOD - Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO - A separate investment portfolio of the Trust or the Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

 TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)
                         (reflecting no optional riders)


                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                      $12.500000                $6.965644           3,234,811.559               927,230.013
2001                                        6.965644                 3.702481           4,810,193.423             1,165,745.950
-------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                      $12.500000                $8.180904             461,452.138                74,344.781
1998                                        8.180904                 7.695249             755,538.125               157,041.182
1999                                        7.695249                12.359297           2,290,228.806               516,973.155
2000                                       12.359297                 9.217819           2,892,192.113               820,517.740
2001                                        9.217819                 7.400679           2,282,650.865               658,348.583
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications
2001                                      $12.500000                $7.855476             422,580.856                30,811.643
-------------------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                      $12.500000               $13.647195           1,643,020.899               385,384.991
1998                                       13.647195                14.381705           1,766,701.306               733,336.652
1999                                       14.381705                37.943261           9,827,872.523             2,787,082.717
2000                                       37.943261                24.672266          17,119,020.025             5,059,157.985
2001                                       24.672266                14.291433          17,068,928.425             4,699,768.352
-------------------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                      $12.500000               $13.493094           2,508,877.311               265,493.981
1997                                       13.493094                13.410016           3,471,789.485               411,567.524
1998                                       13.410016                14.792077           3,364,323.347               445,595.774
1999                                       14.792077                26.974754           3,104,142.787               590,286.471
2000                                       26.974754                18.844170           5,149,651.558             1,474,422.677
2001                                       18.844170                12.802022           4,442,597.719             1,113,500.838
-------------------------------------------------------------------------------------------------------------------------------
Health Sciences
2001                                      $12.500000               $13.413253           1,210,327.388               336,962.313
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                      $12.500000               $12.327066           1,855,271.120               347,682.217
1998                                       12.327066                12.680777           2,204,988.070               413,146.923
1999                                       12.680777                16.628126           3,175,556.947               642,031.433
2000                                       16.628126                16.889157           8,177,870.000             2,244,523.082
2001                                       16.889157                12.326027           8,839,716.023             2,414,967.111
-------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                      $12.500000               $14.574077           1,261,104.634               211,397.254
1998                                       14.574077                14.381705           1,766,701.306               346,289.470
1999                                       14.381705                24.610648           2,282,640.849               391,924.052
2000                                       24.610648                23.225958           4,608,080.350             1,043,497.023
2001                                       23.225958                17.806889           5,081,830.815             1,047,713.869
-------------------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                      $12.500000               $15.922213           1,081,325.431               236,863.814
2000                                       15.922213                12.601917           2,836,884.268               628,802.445
2001                                       12.601917                12.138851           3,985,158.365               817,160.922
-------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                       $12.50000                 7.906976           5,956,797.687             1,657,596.869
2001                                        7.906976                 4.658653           8,882,939.793               817,160.922
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
2001                                      $12.500000               $10.371739        901,059.478                    282,559.562
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                                      $12.500000                10.490622             901,059.478               136,586.136
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                       12.500000               $12.483520             937,955.877               199,187.406
2000                                       12.483520                11.821790           2,579,153.363               651,655.490
2001                                       11.821790                10.374890           4,396,734.088             1,119,730.246
-------------------------------------------------------------------------------------------------------------------------------

                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
All Cap Growth
1996                                      $12.500000               $13.215952           4,970,485.965               684,451.580
1997                                       13.215952                15.020670           7,199,403.308             1,150,785.107
1998                                       15.020670                19.002856           8,705,899.524             1,409,072.931
1999                                       19.002856                27.113084           9,777,264.740             1,841,074.862
2000                                       27.113084                23.852189          13,839,814.240             3,132,168.082
2001                                       23.852189                17.927398          13,474,714.197             3,127,388.286
-------------------------------------------------------------------------------------------------------------------------------
Financial Services
2001                                      $12.500000               $11.524203             618,651.488               181,248.509
-------------------------------------------------------------------------------------------------------------------------------
Overseas
1995                                      $10.000000               $10.554228           2,338,302.067               403,796.120
1996                                       10.554228                11.718276           6,224,551.234               783,705.750
1997                                       11.718276                11.545714           7,490,974.192             1,064,531.666
1998                                       11.545714                12.290162           7,846,958.079             1,111,741.652
1999                                       12.290162                17.044524           9,341,522.459             1,269,249.155
2000                                       17.044524                13.661286          12,145,634.807             2,294,377.881
2001                                       13.661286                10.628366          11,149,745.705             2,142,899.758
-------------------------------------------------------------------------------------------------------------------------------
International Stock
1997                                      $12.500000               $12.652231           1,311,720.798               204,655.753
1998                                       12.652231                14.337171           1,682,421.588               309,081.617
1999                                       14.337171                18.338932           2,281,283.494               439,631.206
2000                                       18.338932                15.087850           4,094,849.630               791,271.697
2001                                       15.087850                 11.67228           4,274,829.887               882,572.011
-------------------------------------------------------------------------------------------------------------------------------
International Value
1999                                      $12.500000               $12.860110             962,070.937               179,717.654
2000                                       12.860110                11.862293           1,978,900.887               413,665.696
2001                                       11.862293                10.529997           2,981,208.206               723,979.894
-------------------------------------------------------------------------------------------------------------------------------
All Cap Value
2001                                      $12.500000               $12.494117             476,033.766                94,886.214
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                      $12.500000               $10.945558              49,271.031                10,669.967
2001                                       10.945558                 8.804929           1,415,753.084               203,153.696
-------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities(R)
1994                                      $14.381312               $14.786831             891,587.416               156,302.930
1995                                       14.786831                20.821819           5,881,806.714               761,321.040
1996                                       20.821819                24.664354          12,141,813.159             1,637,731.552
1997                                       24.664354                29.002593          13,343,419.201             1,935,946.769
1998                                       29.002593                31.289551          13,823,427.732             2,089,408.090
1999                                       31.289551                39.416089          12,680,796.239             2,169,912.103
2000                                       39.416089                36.392717          12,769,346.770             2,265,149.511
2001                                       36.392717                30.409247          11,804,829.453             2,249,275.998
-------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                                      $12.500000               $10.104317             173,219.444                40,726.599
-------------------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                      $16.715126               $15.500933             951,915.210               171,668.821
1995                                       15.500933                16.459655           3,472,776.106               583,284.547
1996                                       16.459655                18.276450           6,625,243.867               923,612.249
1997                                       18.276450                21.770913           8,196,104.137             1,299,904.123
1998                                       21.770913                24.098970           9,225,007.542             1,410,900.881
1999                                       24.098970                24.633827           8,734,027.228             1,417,111.243
2000                                       24.633827                27.253960           7,334,729.958             1,226,583.586
2001                                       27.253960                22.548612           6,506,831.494             1,272,155.660
-------------------------------------------------------------------------------------------------------------------------------
Strategic Growth
2001                                      $12.500000                10.916683           1,272,417.481               409,328.355
-------------------------------------------------------------------------------------------------------------------------------

                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Growth
1996                                      $12.500000               $13.727312           1,629,270.725               252,538.943
1997                                       13.727312                16.968111           3,610,591.057               639,712.776
1998                                       16.968111                20.739989           4,904,765.089             1,046,714.538
1999                                       20.739989                28.060585           7,961,636.213             1,786,314.584
2000                                       28.060585                20.120816          11,328,720.554             3,553,112.240
2001                                       20.120816                15.600316           9,619,754.356             2,648,767.418
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1994                                      $12.538660               $12.381395             202,014.859                41,051.814
1995                                       12.381395                14.990551             963,754.656               102,929.895
1996                                       14.990551                16.701647           1,725,531.634               162,245.394
1997                                       16.701647                19.614359           1,842,826.443               188,134.226
1998                                       19.614359                23.040505           2,032,060.452               207,714.978
1999                                       23.040505                28.465074           3,457,002.544               540,918.056
2000                                       28.465074                24.071737           6,823,202.960             1,377,109.580
2001                                       24.071737                19.506566           7,906,884.190             1,785,805.271
-------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
2001                                      $12.500000                $10.59965           1,021,210.477               235,178.263
-------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                      $12.500000               $16.107191             634,340.601               215,077.482
1998                                       16.107191                20.068624           1,177,427.311               600,960.185
1999                                       20.068624                24.202942           2,895,069.542             1,393,991.081
2000                                       24.202942                25.371611           5,346,355.935             1,870,637.264
2001                                       25.371611                19.274831           7,906,884.190             1,785,805.271
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                       $8.699511                $8.837480             427,027.154                67,651.751
1995                                        8.837480                11.026969           3,534,123.332               532,417.987
1996                                       11.026969                13.688523           7,508,607.872             1,036,815.886
1997                                       13.688523                17.134232          11,974,571.122             2,075,335.712
1998                                       17.134232                21.710674          15,628,004.547             3,273,092.167
1999                                       21.710674                25.568866          21,222,107.562             5,266,110.754
2000                                       25.568866                24.518135          25,150,405.898             6,096,357.679
2001                                       24.518135                20.643428          24,494,182.676             6,009,075.436
-------------------------------------------------------------------------------------------------------------------------------
Utilities
2001                                      $12.500000                $9.259344             637,052.544               179,904.602
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                      $12.500000               $14.949140             961,596.983               145,941.281
1998                                       14.949140                12.317190           1,341,124.477               239,992.320
1999                                       12.317190                11.174188           1,134,441.161               266,405.169
2000                                       11.174188                13.852028           1,575,491.729               342,541.668
2001                                       13.852028                14.088482           2,124,608.821               473,177.975
-------------------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                      $12.500000               $11.898363             620,681.436                59,637.804
1998                                       11.898363                11.178700           2,716,433.485               363,594.336
1999                                       11.178700                11.904646           2,227,809.455               447,851.113
2000                                       11.904646                12.436171           2,071,217.115               514,059.982
2001                                       12.436171                13.063929           3,963,193.886             1,110,746.356
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
2001                                      $12.500000               $12.966914           1,924,328.078               553,491.065
-------------------------------------------------------------------------------------------------------------------------------
Value
1997                                      $12.500000               $15.057118           2,974,221.078               477,917.950
1998                                       15.057118                14.591878           4,657,068.062               850,683.716
1999                                       14.591878                13.987433           4,097,746.800               820,885.210
2000                                       13.987433                17.182340           4,242,769.128               784,549.927
2001                                       17.182340                17.521564           6,570,886.975             1,525,125.161
-------------------------------------------------------------------------------------------------------------------------------

                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                      $12.500000               $11.989936           1.026,364.942             1,054,169.472
2001                                       11.98936                 10.239810           2,036,574.456             1,509,357.557
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
2001                                      $12.500000               $11.620125           2,651,032.087               587,927.321
-------------------------------------------------------------------------------------------------------------------------------
Growth & Income
1994                                      $13.239339               $13.076664             675,761.489               147,028.139
1995                                       13.076664                16.660889           4,936,977.686               916,107.230
1996                                       16.660889                20.178770          11,948,147.164             2,035,385.742
1997                                       20.178770                26.431239          17,029,624.733             3,295,978.088
1998                                       26.431239                32.976967          21,547,089.791             4,330,884.038
1999                                       32.976967                38.655938          27,232,378.764             5,915,996.753
2000                                       38.655938                35.404552          28,377,482.593             6,173,294.478
2001                                       35.404552                30.971701          26,268,404.571             5,847,869.916
-------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                      $12.500000               $12.721279           3,353,379.148             1,016,576.242
2000                                       12.721279                12.894130           7,307,408.178             1,677,592.320
2001                                       12.894130                12.390130           9,982,728.969             2,416,010.065
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                      $11.375744               $11.107620             747,374.695               147,434.130
1995                                       11.107620                13.548849           4,453,647.654               816,934.091
1996                                       13.548849                16.011513          12,141,813.159             1,486,734.204
1997                                       16.011513                20.479412          13,420,571.870             2,237,941.970
1998                                       20.479412                22.054902          15,001,075.906             2,680,312.794
1999                                       22.054902                22.487758          13,946,555.915             2,908,844.039
2000                                       22.487758                25.057453          12,316,383.810             2,417,412.520
2001                                       25.057453                25.025958          14,136,323.484             3,061,163.153
-------------------------------------------------------------------------------------------------------------------------------
Income & Value
1994                                      $12.522239               $12.396295             462,460.272                98,925.767
1995                                       12.396295                14.752561           2,139,216.556               312,206.344
1996                                       14.752561                15.995076           3,599,312.544               518,913.471
1997                                       15.995076                18.276161           3,631,403.547               675,599.424
1998                                       18.276161                20.742457           3,813,045.822               696,068.359
1999                                       20.742457                22.230152           5,286,263.515             1,002,438.443
2000                                       22.230152                23.004542           4,653,154.211               877,512.726
2001                                       23.004542                22.905535           5,395,135.017             1,097,955.151
-------------------------------------------------------------------------------------------------------------------------------
Balanced
1997                                      $12.500000               $14.609853             761,001.508               102,157.738
1998                                       14.609853                16.459454           2,088,848.755               363,163.201
1999                                       16.459454                15.962370           2,427,979.502               569,650.577
2000                                       15.962370                14.272291          13,839,814.240               536,020.969
2001                                       14.272291                12.637994           2,336,899.624               578,003.617
-------------------------------------------------------------------------------------------------------------------------------
High Yield
1997                                      $12.500000               $13.890491           1,854,776.096               338,419.694
1998                                       13.890491                14.078376           3,005,790.085             1,031,379.259
1999                                       14.078376                14.993652           3,643,194.244               890,597.699
2000                                       14.993652                13.459828           3,525,467.471               764,785.063
2001                                       13.459828                16.199150           5,147,526.540             1,015,185.631
-------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                      $10.192707                $9.965972             191,924.981                17,448.655
1995                                        9.965972                11.716972           1,392,653.448               276,219.578
1996                                       11.716972                13.250563           4,418,383.860               696,578.665
1997                                       13.250563                14.500997           6,763,049.841             1,080,748.752
1998                                       14.500997                14.486687           7,710,787.567             1,416,430.202
1999                                       14.486687                14.602672           6,553,164.268             1,339,642.588
2000                                       14.602672                15.463354           5,906,149.224             1,065,466.346
2001                                       19.685989                19.512793           1,298,032.314               220,968.932
-------------------------------------------------------------------------------------------------------------------------------

                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Global Bond
1994                                      $14.734788               $14.630721             194,131.021                46,005.023
1995                                       14.630721                17.772344             952,156.169               117,694.301
1996                                       17.772344                19.803954           1,613,888.548               194,577.024
1997                                       19.803954                20.104158           1,767,579.789               242,752.181
1998                                       20.104158                21.333144           1,753,775.159               224,934.824
1999                                       21.333144                19.632749           1,681,756.979               220,123.815
2000                                       19.632749                19.685989           1,630,740.681               265,332.370
2001                                       19.685989                19.512793           1,298,032.314               220,968.932
-------------------------------------------------------------------------------------------------------------------------------
Total Return
1999                                      $12.500000               $12.255674           1,966,111.227               532,638.870
2000                                       12.255674                13.404017           3,943,095.669               999,575.413
2001                                       13.404017              14.3111.301           9,219,693.213             2,170,775.030
-------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                      $14.307698               $14.216516             128,932.292                15,254.616
1995                                       14.216516                16.751499             889,906.187               118,436.044
1996                                       16.751499                16.943257           1,828,328.994               276,418.440
1997                                       16.943257                18.336912           2,353,565.854               407,957.213
1998                                       18.336912                19.660365           3,418,019.452               713,485.329
1999                                       19.660365                19.039807           4,121,780.333               945,643.907
2000                                       19.039807                20.541376           4,009,310.771               936,972.711
2001                                       20.541376                21.739025           4,789,806.675             1,183,806.619
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
1994                                      $12.478545               $12.298940             128,525.165                33,929.162
1995                                       12.298940                14.320582             716,489.411               127,957.567
1996                                       14.320582                15.113142           1,281,095.343               174,512.432
1997                                       15.113142                16.607511           1,606,748.573               214,321.762
1998                                       16.607511                18.125951           1,593,867.820               287,507.011
1999                                       18.125951                18.002047           1,672,203.394               337,466.500
2000                                       18.002047                19.585192           1,982,995.137               392,584.373
2001                                       19.585192                20.680033           2,798,218.035               675,312.419
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                      $14.188969               $14.111357             231,053.897                14,981.455
1995                                       14.111357                16.083213           1,744,509.872               136,450.591
1996                                       16.083213                16.393307           2,512,596.677               299,784.238
1997                                       16.393307                17.535478           2,636,669.504               377,170.452
1998                                       17.535478                18.587049           3,474,578.886               595,649.153
1999                                       18.587049                18.286918           3,976,168.438               778,189.875
2000                                       18.286918                19.993612           3,554,505.660               677,169.337
2001                                       19.993612                21.100300           4,490,561.179             1,103,399.187
-------------------------------------------------------------------------------------------------------------------------------
Money Market
1994                                      $13.453100               $13.623292             870,982.381                57,620.649
1995                                       13.623292                14.190910           3,204,791.061               218,876.370
1996                                       14.190910                14.699636           5,629,209.351               436,831.126
1997                                       14.699636                15.241915           8,474,412.668               751,417.909
1998                                       15.241915                15.794513          10,765,582.009             1,464,550.126
1999                                       15.794513                16.291417          19,654,749.306             3,445,219.284
2000                                       16.291417                17.010114          12,153,435.959             2,683,095.911
2001                                       17.010114                17.373703          19,300,093.499             4,476,028.382
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                      $12.500000               $11.596178             236,153.400                38,343.410
2001                                       11.596178                11.605417             868,424.020               268,198.588
-------------------------------------------------------------------------------------------------------------------------------
International Index
2000                                      $12.500000               $11.167069             367,848.601                74,627.131
2001                                       11.167069                 8.543617             603,575.332               253,997.747
-------------------------------------------------------------------------------------------------------------------------------

                                          UNIT VALUE               UNIT VALUE       INDIVIDUAL CONTRACT         GROUP CONTRACT
                                              AT                       AT             NUMBER OF UNITS           NUMBER OF UNITS
             SUB-ACCOUNT                START OF YEAR(B)           END OF YEAR         AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                      $12.500000               $13.271787             326,853.494               134,161.478
2001                                       13.271787                12.858949           1,084,948.964               360,217.535
-------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                      $12.500000               $11.142088             336,500.723                54,741.046
2001                                       11.142088                 9.732630           1,009,970.057               133,616.151
-------------------------------------------------------------------------------------------------------------------------------
500 Index
2000                                      $12.500000               $11.200577           2,727,194.419               645,209.559
2001                                       11.200577                 9.677729           6,182,529.367             2,159,433.827
-------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                      $12.500000               $13.669625           1,463,426.964               621,262.575
1998                                       13.669625                14.134419           2,230,662.753               506,567.762
1999                                       14.134419                15.974195           1,662,582.560               442,019.643
2000                                       15.974195                14.948006           2,444,308.316               699,561.704
2001                                       14.948006                12.723595           3,260,720.610               936,564.777
-------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                      $12.500000               $14.033299           6,430,704.073             1,246,305.915
1998                                       14.033299                14.696667          10,008,771.513             2,128,963.458
1999                                       14.696667                16.893101           8,132,071.983             1,819,617.211
2000                                       16.893101                16.162371          10,056,735.354             2,400,299.791
2001                                       16.162371                14.495682          12,809,250.288             3,307,371.932
-------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                      $12.500000               $14.066417           5,943,640.615               964,581.576
1998                                       14.066417                14.664362          10,319,807.162             2,042,016.557
1999                                       14.664362                16.257312           7,959,999.081             1,803,079.849
2000                                       16.257312                16.437657           9,024,056.273             1,980,976.226
2001                                       16.437657                15.433664          11,082,519.873             2,487,087.087
-------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                      $12.500000               $14.016704           1,534,133.462               245,410.540
1998                                       14.016704                15.171965           3,266,162.755               715,352.758
1999                                       15.171965                16.142259           3,282,727.901               785,340.030
2000                                       16.142259                16.596254           3,231,718.386               728,708.767
2001                                       16.397834                16.185243           3,640,843.320               934,276.175
-------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                      $12.500000               $13.825120             600,120.072               129,160.895
1998                                       13.825120                15.025549           1,754,059.436               450,163.851
1999                                       15.025549                15.439823           2,079,082.620               508,054.883
2000                                       15.439823                16.397834           1,725,445.183               417,593.233
2001                                       16.397834                16.689833           2,052,621.591               521,386.473
-------------------------------------------------------------------------------------------------------------------------------


(A) For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

(B) Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of the:

     -   Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996,

     -   Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science and Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

     - Small Company Value Trust where units were first credited on October 1, 1997,

     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999,

     - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000,

     - Capital Appreciation Trust where units were first credited on November 1, 2000.

         Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

 TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS(A)
                                (REFLECTING GEM)


TO BE UPDATED request made on 3/26/02



SUB-ACCOUNT                               UNIT VALUE              UNIT VALUE AT     INDIVIDUAL CONTRACT        GROUP CONTRACT
                                              AT                   END OF YEAR        NUMBER OF UNITS         NUMBER OF UNITS
                                           START OF                                    AT END OF YEAR          AT END OF YEAR
                                            YEAR(A)
-------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2001                                      $12.500000                5.777008               7553.269                    1800.368
Pacific Rim Emerging Markets
2001                                      $12.500000                9.980535                338.090                    1008.366
Telecommunications
2001                                      $12.500000                7.844884              11314.857                     375.499
Science & Technology
2001                                      $12.500000                6.396444              43608.844                    9155.740
International Small Cap
2001                                      $12.500000                8.693187              14860.347                     135.551
Health
2001                                      $12.500000                13.39525              29486.210                    8731.975
Aggressive Growth
2001                                      $12.500000                 9.02087             385178.893                   15278.714
Emerging Small Company
2001                                      $12.500000                9.086879              17930.642                    4399.120
Small Company Blend
2001                                      $12.500000                10.68216              14341.787                   10573.551
Dynamic Growth
2001                                      $12.500000                 6.28154               1333.860                    4474.829
Mid Cap Growth
2001                                      $12.500000               10.357777              39447.430                    7510.685
Mid Cap Opportunities
2001                                      $12.500000                 10.4765              21695.165                    4729.012
Mid Cap Stock
2001                                      $12.500000               10.646203              26681.298                    2918.337
All Cap Growth
2001                                      $12.500000                8.857071              30907.221                   17667.935
Financial Services
2001                                      $12.500000               11.508706              28418.398                    6902.399
Overseas
2001                                      $12.500000                9.694096              13308.818                    1173.449
International Stock
2001                                      $12.500000                9.671494              16241.828                    1623.484
International Value
2001                                      $12.500000               11.125714              10017.939                    2459.873
All Cap Value
2001                                      $12.500000               12.477337              19055.739                    2469.274
Capital Appreciation
2001                                      $12.500000                9.437943              11364.147                    4198.669
Strategic Opportunities
2001                                      $12.500000                9.885051              74973.349                      48.125
Quantitative Mid Cap
2001                                      $12.500000               10.090711               3088.857                    3235.225

SUB-ACCOUNT                              UNIT VALUE              UNIT VALUE AT       INDIVIDUAL CONTRACT        GROUP CONTRACT
                                             AT                   END OF YEAR          NUMBER OF UNITS         NUMBER OF UNITS
                                          START OF                                      AT END OF YEAR          AT END OF YEAR
                                           YEAR(A)
-------------------------------------------------------------------------------------------------------------------------------
Global Equity
2001                                      $12.500000               10.523033               5098.416                   18272.070
Strategic Growth
2001                                      $12.500000               10.901999              46712.319                   19143.381
Growth
2001                                      $12.500000                9.163627              12694.773                    1649.176
Large Cap Growth
2001                                      $12.500000                9.925531              78350.225                    2770.123
Capital Opportunities
2001                                      $12.500000               10.585386              41682.089                    6109.696
Quantitative Equity
2001                                      $12.500000                9.257381              27987.476                    5324.539
Blue Chip Growth
2001                                      $12.500000               10.343004             102289.044                   16259.970
Utilities
2001                                      $12.500000                9.246883              33542.275                    5486.679
Real Estate Securities
2001                                      $12.500000               12.837004              13327.523                    1281.200
Small Company Value
2001                                      $12.500000               12.933102              12500.473                    9994.198
Mid Cap Value
2001                                      $12.500000               12.949506              39177.564                   24981.533
Value
2001                                      $12.500000               12.262228              55246.398                     718.895
Tactical Allocation
2001                                      $12.500000               10.340578              13401.120                   14416.792
Fundamental Value
2001                                      $12.500000               11.604513              37800.465                   10489.920
Growth & Income
2001                                      $12.500000               10.702774             125515.272                   36443.484
U.S. Large Cap Value
2001                                      $12.500000               11.511103              48766.419                    1305.327
Equity-Income
2001                                      $12.500000               12.453924             109658.193                   24051.806
Income & Value
2001                                      $12.500000               12.039038              24779.849                   12411.517
Balanced
2001                                      $12.500000               10.562682              10618.571                     144.374
High Yield
2001                                      $12.500000               10.920556              19836.160                    5935.243
Strategic Bond
2001                                      $12.500000               12.991163               9817.596                     904.810
Global Bond
2001                                      $12.500000               12.469302               1372.373                      34.235
Total Return
2001                                      $12.500000               13.327266              84941.479                   16606.510
Investment Quality Bond
2001                                      $12.500000               13.097442              23206.962                    5748.639
Diversified Bond
2001                                      $12.500000               13.053022              27545.897                    7189.336

SUB-ACCOUNT                              UNIT VALUE             UNIT VALUE AT        INDIVIDUAL CONTRACT        GROUP CONTRACT
                                             AT                  END OF YEAR           NUMBER OF UNITS         NUMBER OF UNITS
                                          START OF                                      AT END OF YEAR          AT END OF YEAR
                                           YEAR(A)
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
2001                                      $12.500000               13.106028              59019.480                     709.543
Money Market
2001                                      $12.500000               12.703000             145044.662                   71427.857
Small Cap Index
2001                                      $12.500000               11.910953               3918.758                    3625.534
International Index
2001                                      $12.500000                9.687956               2763.896                     437.057
Mid Cap Index
2001                                      $12.500000               11.903823               6665.312                     227.079
Total Stock Market Index
2001                                      $12.500000               10.524299               6935.033                           0
500 Index
2001                                      $12.500000               10.450629              29955.902                    4700.374
Lifestyle Aggressive 1000
2001                                      $12.500000               10.363738              13195.216                    1455.079
Lifestyle Growth 820
2001                                      $12.500000               10.938240              71351.669                   78285.606
Lifestyle Balanced 640
2001                                      $12.500000               11.514709             102513.321                    2593.198
Lifestyle Moderate 460
2001                                      $12.500000               12.028658              31369.319                           0
Lifestyle Conservative 280
2001                                      $12.500000               12.607483              24904.089                           0


(A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:

- Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

- Capital Appreciation Trust where units were first credited on November 1, 2000.

- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*


EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

       CONTRACT      HYPOTHETICAL         FREE WITHDRAWAL     PAYMENTS               WITHDRAWAL CHARGE
         YEAR       CONTRACT VALUE            AMOUNT         LIQUIDATED          PERCENT      AMOUNT
           2            55,000                5,000(a)          50,000              6%         3,000
           4            50,500                5,000(b)          45,500              5%         2,275
           6            60,000               10,000(c)          50,000              3%         1,500
           8            70,000               20,000(d)          50,000              0%           0

       (a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 105 of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

       (b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

       (c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

       (d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

 HYPOTHETICAL CONTRACT     PARTIAL WITHDRAWAL      FREE WITHDRAWAL   PAYMENTS        WITHDRAWAL CHARGE
         VALUE                 REQUESTED               AMOUNT       LIQUIDATED       PERCENT      AMOUNT
--------------------------------------------------------------------------------------------------------
        65,000                   2,000              15,000(a)              0           5%           0
        49,000                   5,000               3,000(b)          2,000           5%          100
        52,000                   7,000               4,000(c)          3,000           5%          150
        44,000                   8,000                   0(d)          8,000           5%          400

       (a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

       (b) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is 43,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

       (c) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

       (d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

* Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                         TAX RATE
    STATE                QUALIFIED CONTRACTS      NON-QUALIFIED CONTRACTS
-------------------------------------------------------------------------
    California                0.50%                    2.35%
    Maine                     0.00%                    2.00%
    Nevada                    0.00%                    3.50%
    Puerto Rico               1.00%                    1.00%
    South Dakota*             0.00%                    1.25%
    West Virginia             1.00%                    1.00%
    Wyoming                   0.00%                    1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

         For all certificates issued in Pennsylvania on or after August 9, 1994, the maximum maturity age, based upon the issue age of the annuitant, is as follows:

                 ISSUE AGE                       MAXIMUM MATURITY AGE
                70 or less                                85
                   71-75                                  86
                   76-80                                  88
                   81-85                                  90
                   86-90                                  93
                   91-93                                  96
                   94-95                                  98
                   96-97                                  99
                   98-99                                 101
                  100-101                                102
                    102                                  103
                    103                                  104
                    104                                  105
                    105                                  106

It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

If certificates are issued with annuitants over the age of 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX F

                   PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS

         We have has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("Ven 7" contracts), which were sold during the period from August, 1989 until April 1999. We also have a class of variable annuity contracts which is no longer being issued but under which purchase payments may continue to be made ("Ven 8" contracts) which were sold during the period from September, 1992 until February 1995. Ven 7 and Ven 8 contracts are collectively referred to as "prior contracts."

         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract, the charges made by us and the death benefit provisions.

INVESTMENT OPTIONS

         The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investment options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide us the authority to offer additional fixed account investment options for any yearly period from two to ten years.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

         For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account; (ii) together with any withdrawal charges for an investment account, be greater than 10% of the amount transferred or withdrawn; or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

         The withdrawal charge assessed under the prior contracts is as follows:

         If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years.

In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

         2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                NUMBER OF COMPLETE YEARS            WITHDRAWAL CHARGE PERCENTAGE
              PURCHASE PAYMENT IN CONTRACT
                            0                                    6%
                            1                                    6%
                            2                                    5%
                            3                                    4%
                            4                                    3%
                            5                                    2%
                            6+                                   0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

         5 There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

         Death of Annuitant who is not the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

         Death of Annuitant who is the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, instead of paying the minimum death benefit to the beneficiary, we will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office.


         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later. Contracts issued prior to August
15, 1994 may also have selected the Enhanced Death Benefit. This option was available as an endorsement to the contract upon the payment of (i) an additional purchase payment of at least 10% of all purchase payments made to the contract through the date the Enhanced Death Benefit first became available in that state, or (ii) $10,000, whichever is greater.


         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Other Contract Provisions

CONTRACT MATURITY DATE

         Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

ANNUITY TABLES ASSUMED INTEREST RATE

         A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

         Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

         The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

         In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

         The Ven 8 contract does not include "free withdrawal percentage" among contract terms we are authorized to change on 60 days notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM AND GUARANTEED EARNINGS MULTIPLIER

         The Guaranteed Retirement Income Program (GRIP and GRIP II) and the Guaranteed Earnings Multiplier are not available for Ven 7 and Ven 8 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES
                        VEN 7 CONTRACT AND VEN 8 CONTRACT


                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                  $12.500000          $6.965644          227,723.170           44,090.550
2001                                    6.965644           3.702481          203,782.738           34,616.650
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                  $12.500000          $8.180904          202,690.129           18,049.496
1998                                    8.180904           7.695249          257,642.215           33,443.232
1999                                    7.695249          12.359297          793,161.545           43,912.790
2000                                   12.359297           9.217819          456,066.758           44,371.969
2001                                    9.217819           6.556208          338,420.694           43,925.272
                                        9.217819           7.400679          308,005.627           43,924.874
-------------------------------------------------------------------------------------------------------------
Telecommunications
2001                                   $12.50000          $7.855476           12,095.236            1,125.631
-------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                  $12.500000         $13.647195        1,305,934.962           68,696.549
1998                                   13.647195          14.381705        1,617,336.664           51,857.405
1999                                   14.381705          37.943261        3,979,041.339          221,600.907
2000                                   37.943261          24.672266        3,942,418.717          345,243.703
2001                                   24.672266          14.291433        2,831,139.616          231,272.067
-------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                  $12.500000         $13.493094           3,114,351.          265,493.981
1997                                   13.493094          13.410016        2,651,586.537          148,139.543
1998                                   13.410016          14.792077        2,163,174.786          129,455.789
1999                                   14.792077          26.974754        1,542,194.298          104,735.511
2000                                   26.974754          18.844170        1,616,738.373           82,756.973
2001                                   18.844170          12.802022        1,153,352.531           69,661.066
-------------------------------------------------------------------------------------------------------------
Health Sciences
2001                                  $12.500000         $13.413253         $112,165.615              604.253
-------------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                  $12.500000         $12.327066        1,038,009.080           33,654.601
1998                                   12.327066          12.680777        1,062,500.981           26,911.837
1999                                   12.680777          16.628126          771,427.677           16,508.243
2000                                   16.628126          16.889157        1,408,684.911           97,704.640
2001                                   16.889157          12.326027        1,004,833.085           67,274.894
-------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                  $12.500000         $14.574077          901,316.946           29,183.460
1998                                   14.574077          14.381705          790,646.519           37,409.681
1999                                   14.381705          24.610648          656,180.906           32,066.485
2000                                   24.610648          23.225958          983,472.566           44,012.836
2001                                   23.225958          17.806889          725,766.280           33,032.696
-------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                  $12.500000         $15.922213          188,821.129            9,393.635
2000                                   15.922213          12.601917          359,611.082           17,371.536
2001                                   12.601917          12.138851          420,451.086           15,517.870
-------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                  $12.500000           7.906976          589,295.600           78,490.450
2001                                    7.906976           4.658653          556,338.141           56,588.326
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth
2001                                  $12.500000         $10.371739           65,358.263              254.642
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                                  $12.500000         $10.490622           39,840.986              120.656
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                  $12.500000         $12.483520          144,800.795            3,955.925
2000                                   12.483520          11.821790          254,882.810           32,374.735
2001                                   11.821790          10.374890          389,280.771           25,906.287
-------------------------------------------------------------------------------------------------------------
All Cap Growth
1996                                  $12.500000         $13.215952            5,250,942          293,815.378
1997                                   13.215952          15.020670        5,346,448.712          362,356.638
1998                                   15.020670          19.002856        5,016,440.634          295,990.876
1999                                   19.002856          27.113084        4,463,362.220          300,812.535
2000                                   27.113084          23.852189        3,983,296.615          290,970.199
2001                                   23.852189          17.927398        2,993,869.720          199,017.444
-------------------------------------------------------------------------------------------------------------
Financial Services
2001                                  $12.500000         $11.524203           49,754.754              158.846
-------------------------------------------------------------------------------------------------------------
Overseas
1995                                  $10.000000         $10.554228            4,340,859          100,475.374
1996                                   10.554228          11.718276            6,310,744          223,718.019
1997                                   11.718276          11.545714        5,349,536.965          216,124.371
1998                                   11.545714          12.290162        4,432,702.921          171,735.816
1999                                   12.290162          17.044524        4,475,257.272          187,758.568
2000                                   17.044524          13.661286        3,935,754.188          205,740.856
2001                                   13.661286          10.628366        2,605,282.573          127,186.757
-------------------------------------------------------------------------------------------------------------
International Stock
1997                                  $12.500000         $12.652231          767,902.981           18,313.864
1998                                   12.652231          14.337171          872,309.188           32,399.767
1999                                   14.337171          18.338932          856,082.103           37,959.368
2000                                   18.338932          15.087850          895,654.403           38,458.262
2001                                   15.087850          11.672280          669,092.092           23,127.060
-------------------------------------------------------------------------------------------------------------
International Value
1999                                  $12.500000         $12.860110          247,737.092            6,511.057
2000                                   12.860110          11.862293          298,530.745           15,046.687
2001                                   11.862293          10.529997          306,230.131           16,082.870
-------------------------------------------------------------------------------------------------------------
All Cap Value
2001                                  $12.500000         $12.494117           60,984.879              118.928
-------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                  $12.500000         $10.945558            2,054.978                0.000
2001                                   10.945558           8.804929          126,948.879            2,881.926
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities
1989                                  $ 9.695125         $12.208846            1,443,222                  N/A
1990                                   12.208846          10.618693            1,044,365                  N/A
1991                                   10.618693          12.349952            3,238,479                  N/A
1992                                   12.349952          13.143309           10,082,924          122,807.657
1993                                   13.143309          15.075040           18,691,511        1,315,253.114
1994                                   15.075040          14.786831           27,046,973        1,958,082.571
1995                                   14.786831          20.821819           31,264,936        2,278,573.962
1996                                   20.821819          24.664354           30,156,559        2,007,082.996
1997                                   24.664354          29.002593       25,510,715.815        1,794,644.944
1998                                   29.002593          31.289551       21,305,320.808        1,510,219.114
1999                                   31.289551          39.416089       15,439,016.167        1,082,398.774
2000                                   39.416089          36.392717       10,791,744.046          757,195.934
2001                                   36.392717          30.409247        8,448,127.817          631,421.145
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                                  $12.500000         $10.104317           23,770.940                0.000
-------------------------------------------------------------------------------------------------------------
Global Equity
1989                                  $10.038462         $12.259530            1,599,855                  N/A
1990                                   12.259530          10.827724            3,216,667                  N/A
1991                                   10.827724          12.044260            4,968,734                  N/A
1992                                   12.044260          11.790318            7,560,807                  N/A
1993                                   11.790318          15.450341           18,493,192           28,203.763
1994                                   15.450341          15.500933           28,273,754          985,277.929
1995                                   15.500933          16.459655           25,947,632        2,268,423.350
1996                                   16.459655          18.276450           23,363,742        2,132,127.330
1997                                   18.276450          21.770913       21,385,412.929        1,785,966.081
1998                                   21.770913          24.098970       18,732,868.459        1,662,176.913
1999                                   24.098970          24.633827       13,761,625.657          880,498.618
2000                                   24.633827          27.253960        8,951,725.075          524,033.635
2001                                   12.500000          22.548612        7,087,603.921          420,939.949
-------------------------------------------------------------------------------------------------------------
Strategic Growth
2001                                  $12.500000         $10.916683          543,823.151            3,526.536
-------------------------------------------------------------------------------------------------------------
Growth
1996                                  $12.500000         $13.727312            1,704,337           98,424.809
1997                                   13.727312          16.968111        2,322,586.639          276,494.410
1998                                   16.968111          20.739989        2,680,920.564          312,422.972
1999                                   20.739989          28.060585        3,381,916.343          359,200.422
2000                                   28.060585          20.120816        3,106,341.803          252,435.214
2001                                   20.120816          15.600316        1,950,729.960          169,371.197
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Large Cap Growth
1989                                  $10.000000          $9.824046            7,476,667                  N/A
1990                                    9.824046           8.982210            3,434,253                  N/A
1991                                    8.982210          10.891189            5,038,265                  N/A
1992                                   10.891189          11.623893            6,990,120           21,660.089
1993                                   11.623893          12.642493            8,147,578          244,300.482
1994                                   12.642493          12.381395            9,915,078          395,864.362
1995                                   12.381395          14.990551            9,004,834          422,911.593
1996                                   14.990551          16.701647            7,824,895          365,478.331
1997                                   16.701647          19.614359        6,709,014.040          297,611.885
1998                                   19.614359          23.040505        5,731,041.572          263,252.867
1999                                   23.040505          28.465074        4,877,735.748          193,065.415
2000                                   28.465074          24.071737        3,997,249.036          210,350.560
2001                                   24.071737          19.506566        3,262,590.417          143,238.610
-------------------------------------------------------------------------------------------------------------
Capital Opportunities Trust
2001                                  $12.500000          10.599650          140,540.361            5,178.216
-------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                  $12.500000         $16.107191          445,182.268           32,343.397
1998                                   16.107191          20.068624          665,281.935          118,250.658
1999                                   20.068624          24.202942        1,173,701.112          247,925.487
2000                                   24.202942          25.371611        1,325,734.114          239,420.771
2001                                   25.371611          19.274831          811,085.456          147,284.975
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1992                                  $10.000000          $9.923524            2,614,367           58,049.495
1993                                    9.923524           9.413546            8,733,734          707,931.534
1994                                    9.413546          $8.837480           12,682,151        1,001,113.147
1995                                    8.837480          11.026969           16,013,892        1,257,014.677
1996                                   11.026969          13.688523           16,253,601        1,223,305.806
1997                                   13.688523          17.134232       17,295,177.170        1,282,330.299
1998                                   17.134232          21.710674       17,573,508.266        1,215,750.879
1999                                   21.710674          25.568866       14,769,723.596        1,009,027.626
2000                                   25.568866          24.518135       10,735,771.757          732,465.366
2001                                   24.518135          20.643428        8,125,555.252          616,988.809
-------------------------------------------------------------------------------------------------------------
Utilities
2001                                  $12.500000          $9.259344           30,483.145            6,049.981
-------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                  $12.500000         $14.949140          686,708.699           46,874.008
1998                                   14.949140          12.317190          754,054.780           34,312.778
1999                                   12.317190          11.174188          478,025.852           21,897.237
2000                                   11.174188          13.852028          417,910.434           19,847.881
2001                                   13.852028          14.088482          416,211.124           27,107.961
-------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                  $12.500000         $11.898363          476,303.358           21,030.641
1998                                   11.898363          11.178700        1,076,348.860           78,803.707
1999                                   11.178700          11.904646          628,841.839           32,204.568
2000                                   11.904646          12.436171          430,119.359           21,309.236
2001                                   12.436171          13.063929          628,579.145           23,014.865
-------------------------------------------------------------------------------------------------------------
Mid Cap Value
2001                                  $12.500000         $12.966914          234,134.349            6,049.981
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Value
1997                                  $12.500000         $15.057118        1,318,055.200           41,009.600
1998                                   15.057118          14.591878        1,527,294.910           63,015.329
1999                                   14.591878          13.987433        1,016,190.620           33,131.860
2000                                   13.987433          17.182340          734,166.045           19,790.108
2001                                   17.182340          17.521564        1,059,735.243           55,764.143
-------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                  $12.500000         $11.989936           51,457.070            4,493.671
2001                                   11.989936          10.239810           67,409.295            4,599.720
-------------------------------------------------------------------------------------------------------------
Fundamental Value
2001                                  $12.500000         $11.620125          254,782.781            6,049.981
-------------------------------------------------------------------------------------------------------------
Growth & Income
1991                                  $10.874875         $10.973500            3,689,377                  N/A
1992                                   10.973500          11.927411            8,573,365          149,476.889
1993                                   11.927411          12.893007           16,816,664        1,610,454.400
1994                                   12.893007          13.076664           22,827,949        2,142,828.604
1995                                   13.076664          16.660889           25,312,482        2,230,320.953
1996                                   16.660889          20.178770           26,519,026        2,214,190.721
1997                                   20.178770          26.431239       26,673,244.207        2,165,598.782
1998                                   26.431239          32.976967       25,345,937.545        2,080,116.646
1999                                   32.976967          38.655938       21,724,906.926        1,658,402.984
2000                                   38.655938          35.404552       15,559,751.756        1,140,979.657
2001                                   35.404552          30.971701       12,111,508.384          846,635.914
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                  $12.500000         $12.721279          700,912.203          112,084.809
2000                                   12.721279          12.894130          848,574.054           59,617.040
2001                                   12.894130          12.390130          882,191.315          103,827.691
-------------------------------------------------------------------------------------------------------------
Equity-Income
1993                                  $10.000000         $11.175534            5,061,871          715,700.792
1994                                   11.175534         $11.107620           13,006,071        1,432,473.155
1995                                   11.107620          13.548849           16,254,844        1,741,975.072
1996                                   13.548849          16.011513           17,199,292        1,661,006.752
1997                                   16.011513          20.479412       17,462,811.390        1,587,287.165
1998                                   20.479412          22.054902       15,497,119.733        1,285,717.071
1999                                   22.054902          22.487758       11,326,571.148          943,535.476
2000                                   22.487758          25.057453        6,947,775.575          562,347.651
2001                                   25.057453          25.025958        5,975,293.072           60,463.459
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Income & Value
1989                                  $10.000000         $ 9.973206            2,137,590                  N/A
1990                                    9.973206           9.221559           11,521,935                  N/A
1991                                    9.221559          11.023964           15,739,307                  N/A
1992                                   11.023964          11.772128           21,949,044          120,020.418
1993                                   11.772128          12.775798           30,338,231        1,245,900.794
1994                                   12.775798         $12.396295           31,579,176        1,690,801.919
1995                                   12.396295          14.752561           28,508,685        1,435,414.191
1996                                   14.752561          15.995076           23,443,602        1,266,755.972
1997                                   15.995076          18.276161       19,090,743.242        1,089,331.565
1998                                   18.276161          20.742457       16,167,380.942          942,806.968
1999                                   20.742457          22.230152       13,121,257.531          700,774.704
2000                                   22.230152          23.004542        9,237,528.575          467,200.882
2001                                   23.004542          22.905535        7,682,748.343          365,513.380
-------------------------------------------------------------------------------------------------------------
Balanced
1997                                  $12.500000         $14.609853          277,653.746            3,333.690
1998                                   14.609853          16.459454          628,355.898           28,116.364
1999                                   16.459454          15.962370          619,318.604           28,876.823
2000                                   15.962370          14.272291          374,927.051           14,549.598
2001                                   14.272291          12.637994          261,049.972           13,135.909
-------------------------------------------------------------------------------------------------------------
High Yield
1997                                  $12.500000         $13.890491          948,500.843           59,072.119
1998                                   13.890491          14.078376        1,368,850.143          276,718.210
1999                                   14.078376          14.993652        1,225,725.480          170,914.927
2000                                   14.993652          13.459828          723,983.437           79,936.066
2001                                   13.459828          12.544550          713,301.903           60,463.459
-------------------------------------------------------------------------------------------------------------
Strategic Bond
1993                                  $10.000000         $10.750617            3,628,986          381,406.287
1994                                   10.750617           9.965972            6,059,065          564,406.390
1995                                    9.965972          11.716972            6,153,987          682,547.892
1996                                   11.716972          13.250563            7,575,451          797,845.050
1997                                   13.250563          14.500997        8,237,089.984          763,855.628
1998                                   14.500997          14.486687        7,209,536.107          636,763.947
1999                                   14.486687          14.602672        4,921,990.805          371,500.948
2000                                   14.602672          15.463354        2,880,476.081          267,828.397
2001                                   15.463354          16.199150        2,128,568.845          198,022.165
-------------------------------------------------------------------------------------------------------------
Global Bond
1989                                  $10.097842         $10.404562              300,163                  N/A
1990                                   10.404562          11.642912              503,123                  N/A
1991                                   11.642912          13.302966            1,406,253                  N/A
1992                                   13.302966          13.415849            3,990,936           56,786.509
1993                                   13.415849          15.741586            9,235,552          745,370.831
1994                                   15.741586          14.630721           10,820,359          694,644.982
1995                                   14.630721          17.772344            9,377,776          586,608.921
1996                                   17.772344          19.803954            8,200,560          494,576.435
1997                                   19.803954          20.104158        6,513,293.863          436,440.899
1998                                   20.104158          21.333144        5,273,156.315          332,252.339
1999                                   21.333144          19.632749        3,733,654.686          197,083.582
2000                                   19.632749          19.685989        2,226,969.646          140,698.930
2001                                   19.685989          19.512793        1,680,767.556          116,284.914
-------------------------------------------------------------------------------------------------------------
Total Return
1999                                  $12.500000         $12.255674          954,263.320           11,408.603
2000                                   12.255674          13.404017        1,092,511.089           17,169.731
2001                                   13.404017          14.311130        4,619,078.389           58,826.347
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1989                                  $10.937890         $12.008936            1,924,256                  N/A
1990                                   12.008936          11.517610              226,591                  N/A
1991                                   11.517610          13.183268            1,133,721                  N/A
1992                                   13.183268          13.936240            2,633,165           59,746.432
1993                                   13.936240          15.118716            4,666,274          319,417.770
1994                                   15.118716          14.216516            5,662,391          384,804.353
1995                                   14.216516          16.751499            5,445,294          371,328.627
1996                                   16.751499          16.943257            4,762,551          361,839.590
1997                                   16.943257          18.336912        4,300,212.219          291,735.510
1998                                   18.336912          19.660365        4,399,381.497          275,771.075
1999                                   19.660365          19.039807        3,220,243.949          172,770.532
2000                                   19.039807          20.541376        2,029,063.235          122,481.510
2001                                   20.541376          21.739025        1,836,296.243          114,626.927
-------------------------------------------------------------------------------------------------------------
Diversified Bond
1989                                  $10.000000         $10.052759           11,861,277                  N/A
1990                                   10.052759           9.531831            5,005,473                  N/A
1991                                    9.531831          11.166459            6,075,773                  N/A
1992                                   11.166459          11.821212            9,218,954          415,991.541
1993                                   11.821212          12.705196           12,271,114           56,414.765
1994                                   12.705196          12.298940           11,519,563          330,900.271
1995                                   12.298940          14.320582           10,207,673          478,239.388
1996                                   14.320582          15.113142            8,273,488          325,608.369
1997                                   15.113142          16.607511        6,909,670.281          340,682.860
1998                                   16.607511          18.125951        5,645,171.500          328,807.796
1999                                   18.125951          18.002047        4,133,997.111          189,308.060
2000                                   18.002047          19.585192        2,748,883.779           99,411.650
2001                                   19.585192          20.680033        2,448,251.088           82,565.176
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1990                                  $10.826483         $11.596537              515,572                  N/A
1991                                   11.596537          13.037076            1,496,429                  N/A
1992                                   13.037076          13.651495            7,034,773          212,815.440
1993                                   13.651495          14.490734           11,566,348          783,550.472
1994                                   14.490734          14.111357            9,903,906          585,709.535
1995                                   14.111357          16.083213            8,402,470          494,142.862
1996                                   16.083213          16.393307            6,673,517          390,696.559
1997                                   16.393307          17.535478        5,731,746.842          345,437.781
1998                                   17.535478          18.587049        6,037,662.192          511,322.750
1999                                   18.587049          18.286918        4,840,847.723          244,511.446
2000                                   18.286918          19.993612        3,062,490.204          167,206.397
2001                                   19.993612          21.100300        2,916,460.457           151,048.66
-------------------------------------------------------------------------------------------------------------
Money Market
1989                                  $10.865066         $11.634481            1,480,696                  N/A
1990                                   11.634481          12.364687            2,465,280                  N/A
1991                                   12.364687          12.890414            3,340,971                  N/A
1992                                   12.890414          13.137257            4,636,753           28,928.622
1993                                   13.137257          13.303085            7,413,316          331,225.229
1994                                   13.303085          13.623292           12,741,277        1,079,557.666
1995                                   13.623292          14.190910            9,721,732          530,610.979
1996                                   14.190910          14.699636           10,149,260          846,105.590
1997                                   14.699636          15.241915        8,439,006.345          454,080.933
1998                                   15.241915          15.794513       10,066,886.519          620,206.714
1999                                   15.794513          16.291417       13,503,057.087          727,778.444
2000                                   16.291417          17.010114        6,372,937.297          313,431.842
2001                                   17.010114          17.373703        5,629,252.702          303,276.664
-------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                  $12.500000         $11.596178           19,219.690            1,107.869
2001                                   11.596178          11.605417           96,823.240            5,975.727
-------------------------------------------------------------------------------------------------------------

                                     UNIT VALUE         UNIT VALUE        NUMBER OF UNITS      NUMBER OF UNITS
                                         AT                 AT            AT END OF YEAR       AT END OF YEAR
           SUB-ACCOUNT                START OF          END OF YEAR            VEN 7                VEN 8
                                       YEAR(A)
-------------------------------------------------------------------------------------------------------------
International Index
2000                                  $12.500000         $11.167069            7,858.989            3,162.333
2001                                   11.167069           8.543617           36,671.694           13,258.967
-------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                  $12.500000         $13.271787           40,370.373           13,293.666
2001                                   13.271787          12.858949          143,352.496           15,151.576
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                  $12.500000         $11.142088           39,975.972              628.042
2001                                   11.142088           9.732630           77,119.030            5,191.812
-------------------------------------------------------------------------------------------------------------
500 Index
2000                                  $12.500000         $11.200577          421,674.670           15,073.687
2001                                   11.200577           9.677729          528,719.295           43,252.233
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                  $12.500000         $13.669625          718,339.885           19,900.057
1998                                   13.669625          14.134419          735,429.380              530.690
1999                                   14.134419          15.974195          379,259.077                0.009
2000                                   15.974195          14.948006          277,955.089                0.009
2001                                   14.948006          12.723595          254,910.978
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                  $12.500000         $14.033299        2,724,148.772           60,974.946
1998                                   14.033299          14.696667        2,662,118.220           51,939.327
1999                                   14.696667          16.893101        1,512,075.657           46,181.518
2000                                   16.893101          16.162371          762,799.843           36,806.143
2001                                   16.162371          14.495682          682,349.967           40,157.962
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                  $12.500000         $14.066417        1,897,381.650           59,780.667
1998                                   14.066417          14.664362        2,114,618.283           27,550.486
1999                                   14.664362          16.257312        1,238,095.287           21,405.783
2000                                   16.257312          16.437657          830,783.104           13,635.466
2001                                   16.437657          15.433664          764,260.978           19,250.787
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                  $12.500000         $14.016704          679,087.722                0.000
1998                                   14.016704          15.171965          951,771.442                0.000
1999                                   15.171965          16.142259          783,511.305                0.000
2000                                   16.142259          16.596254          422,592.486              812.246
2001                                   16.596254          16.185243          348,671.691            8,575.120
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                  $12.500000         $13.825120          162,279.781           88,291.620
1998                                   13.825120          15.025549          508,786.268           60,866.728
1999                                   15.025549          15.439823          438,604.104           57,572.279
2000                                   15.439823          16.397834          235,629.707           53,750.012
2001                                   16.397834          16.689833          209,741.757           53,509.151
-------------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:

-      Growth & Income Trust where units were first credited on April 23, 1991,

-      Blue Chip Growth Trust where units were first credited on December 11,
       1992,

- Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

-      Overseas Trust where units were first credited on January 9, 1995,

- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

-      Growth Trust where units were first credited on July 15, 1996,

- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

-      Small Company Value Trust where units were first credited on October 1,
       1997;

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

- Capital Appreciation Trust where units were first credited on November 1, 2000.

- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                   APPENDIX G

                    PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

         Prior to October, 1993, we issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

          NUMBER OF COMPLETE YEARS                        WITHDRAWAL CHARGE
             PURCHASE PAYMENT IN                             PERCENTAGE
                  CONTRACT
                     0                                           5%
                     1                                           5%
                     2                                           5%
                     3                                           5%
                     4                                           5%
                     5+                                          0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE...............................................         $30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees..................................         1.30%

Total Separate Account Annual Expenses...........................         1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees..................................         1.25%
Administration fee - asset based.................................         0.15%

Total Separate Account Annual Expenses...........................         1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period


        TRUST PORTFOLIO                1 YEAR          3 YEAR          5 YEAR         10 YEAR
        Strategic Opportunities          70             121             172              262
        Investment Quality Bond          68             116             164              246
        Money Market                     66             111             154              226


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


         TRUST PORTFOLIO               1 YEAR          3 YEAR          5 YEAR          10 YEAR
         Strategic Opportunities         23              71              122              262
         Investment Quality Bond         22              67              114              246
         Money Market                    20              61              104              226



                                 Ven 3 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                  1 YEAR     3 YEAR      5 YEAR   10 YEAR
Internet Technologies               74        134        195        308
Pacific Rim Emerging Markets        74        133        194        305
Telecommunications                  76        139        204        325
Science & Technologies              73        130        189        295
International Small Cap             77        143        212        340
Health Sciences                     76        139        204        325
Aggressive Growth                   72        128        186        289
Emerging Small Company              73        130        188        294
Small Company Blend                 73        131        191        299
Dynamic Growth                      72        129        186        290
Mid Cap Growth                      75        137        202        320
Mid Cap Opportunities               76        139        204        325
Mid Cap Stock                       71        126        182        282
All Cap Growth                      71        126        182        281
Financial Services                  73        132        193        303
Overseas                            72        129        187        292
International Stock                 73        131        190        298
International Value                 73        131        190        297
All Cap Value                       73        132        192        302
Capital Appreciation                71        124        178        273
Strategic Opportunities             70        123        177        272
Quantitative Mid Cap                72        127        183        283
Global Equity                       72        129        187        292
Strategic Growth                    71        124        178        273
Growth                              71        126        181        280
Large Cap Growth                    75        138        203        323

TRUST PORTFOLIO                  1 YEAR     3 YEAR      5 YEAR   10 YEAR
Capital Opportunities               75        138        202        321
Quantitative Equity                 70        121        173        263
Blue Chip Growth                    71        124        178        273
Utilities                           75        138        202        321
Real Estate Securities              70        123        176        269
Small Company Value                 73        131        190        297
Mid Cap Value                       73        131        190        297
Value                               70        122        175        267
Tactical Allocation                 74        135        197        311
Fundamental Value                   72        128        186        289
Growth & Income                     69        119        169        255
U.S. Large Cap Value                71        124        179        275
Equity-Income                       71        124        178        273
Income & Value                      70        123        176        269
Balanced                            70        121        173        263
High Yield                          70        122        174        266
Strategic Bond                      70        122        175        268
Global Bond                         71        125        181        279
Total Return                        70        121        173        263
Investment Quality Bond             69        119        169        256
Diversified Bond                    70        121        173        264
U.S. Government Securities          69        119        170        258
Money Market                        67        113        160        236
Small Cap Index                     68        115        162        242
International Index                 68        115        162        242
Mid Cap Index                       68        115        162        242
Total Stock Market Index            68        115        162        241
500 Index                           67        114        161        239
Lifestyle Aggressive 1000           63         99        135        186
Lifestyle Growth 820                63         99        135        186
Lifestyle Balanced 640              63         99        135        186
Lifestyle Moderate 460              63         99        135        186
Lifestyle Conservative 280          63         99        135        186



         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:



TRUST PORTFOLIO                     1 YEAR      3 YEAR      5 YEAR       10 YEAR
Internet Technologies                 28          85          145          308
Pacific Rim Emerging Markets          27          84          144          305
Telecommunications                    30          91          154          325
Science & Technologies                26          81          139          295
International Small Cap               31          95          162          340
Health Sciences                       30          91          154          325
Aggressive Growth                     26          80          136          289
Emerging Small Company                26          81          138          294
Small Company Blend                   27          83          141          299
Dynamic Growth                        26          80          136          290
Mid Cap Growth                        29          89          152          320
Mid Cap Opportunities                 30          91          154          325
Mid Cap Stock                         25          77          132          282
All Cap Growth                        25          77          132          281
Financial Services                    27          84          143          303
Overseas                              26          80          137          292
International Stock                   27          82          140          298
International Value                   27          82          140          297

TRUST PORTFOLIO                     1 YEAR      3 YEAR      5 YEAR       10 YEAR
All Cap Value                         27          83          142          302
Capital Appreciation                  24          75          128          273
Strategic Opportunities               24          74          127          272
Quantitative Mid Cap                  25          78          133          283
Global Equity                         26          80          137          292
Strategic Growth                      24          75          128          273
Growth                                25          77          131          280
Large Cap Growth                      29          90          153          323
Capital Opportunities                 29          89          152          321
Quantitative Equity                   23          72          123          263
Blue Chip Growth                      24          75          128          273
Utilities                             29          89          152          321
Real Estate Securities                24          74          126          269
Small Company Value                   27          82          140          297
Mid Cap Value                         27          82          140          297
Value                                 24          73          125          267
Tactical Allocation                   28          86          147          311
Fundamental Value                     26          80          136          289
Growth & Income                       22          69          119          255
U.S. Large Cap Value                  24          75          129          275
Equity-Income                         24          75          128          273
Income & Value                        24          74          126          269
Balanced                              23          72          123          263
High Yield                            24          73          124          266
Strategic Bond                        24          73          125          268
Global Bond                           25          77          131          279
Total Return                          23          72          123          263
Investment Quality Bond               23          70          119          256
Diversified Bond                      23          72          123          264
U.S. Government Securities            23          70          120          258
Money Market                          21          64          110          236
Small Cap Index                       21          65          112          242
International Index                   21          65          112          242
Mid Cap Index                         21          65          112          242
Total Stock Market Index              21          65          112          241
500 Index                             21          64          111          239
Lifestyle Aggressive 1000             16          49           85          186
Lifestyle Growth 820                  16          49           85          186
Lifestyle Balanced 640                16          49           85          186
Lifestyle Moderate 460                16          49           85          186
Lifestyle Conservative 280            16          49           85          186


INVESTMENT OPTIONS

         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the sub-accounts of the Variable Account are available for the investment of contract values, namely, the Strategic Opportunities Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.

WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, we will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge

         The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed and 0.5% for the expense risk assumed. There is no administration charge, however, under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. We will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, we will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at our Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and we will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, we will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. We may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM AND GUARANTEED EARNINGS MULTIPLIER

         The Guaranteed Retirement Income Program (GRIP and GRIP II) and the Guaranteed Earnings Multiplier are not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts


SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                  $    12.500000        $     6.965644                  25,423.108
2001                                        6.965644              3.702481                  15,433.931
------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                  $    12.500000        $     8.180904                  10,161.117
1998                                        8.180904              7.695249                   9,792.536
1999                                        7.695249             12.359297                  76,285.402
2000                                       12.359297              9.217819                  55,506.542
2001                                        9.217819              7.400679                  40,792.862
------------------------------------------------------------------------------------------------------
Telecommunications
2001                                  $    12.500000        $     7.855476                     426.740
------------------------------------------------------------------------------------------------------
Science & Technology
1997                                  $    12.500000        $    13.647195                  40,748.263
1998                                       13.647195             19.287390                  62,323.985
1999                                       19.287390             37.943261                 157,003.091
2000                                       37.943261             24.672266                 223,521.126
2001                                       24.672266             14.291433                 176,760.167
------------------------------------------------------------------------------------------------------
International Small Cap
1996                                  $    12.500000        $    13.493094                 227,222.471
1997                                       13.493094             13.410016                 169,875.665
1998                                       13.410016             14.792077                 114,166.793
1999                                       14.792077             26.974754                 111,479.478
2000                                       26.974754             18.844170                 107,385.684
2001                                       18.844170             12.802022                  79,470.888
------------------------------------------------------------------------------------------------------
Health Sciences
2001                                  $    12.500000        $    13.413253                    4,660.16
------------------------------------------------------------------------------------------------------
Aggressive Growth
1997                                  $    12.500000        $    12.327066                  49,468.887
1998                                       12.327066             12.680777                  17,454.293
1999                                       12.680777             16.628126                  27,500.926
2000                                       16.628126             16.889157                  76,525.137
2001                                       16.889157             12.326027                  48,674.443
------------------------------------------------------------------------------------------------------
Emerging Small Company Growth
1997                                  $    12.500000        $    14.574077                  16,351.863
1998                                       14.574077             14.381705                  28,130.114
1999                                       14.381705             24.610648                  25,011.368
2000                                       24.610648             23.225958                  50,267.171
2001                                       23.225958             17.806889                  39,038.966
------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                  $    12.500000        $    15.922213                   1,485.500
2000                                       15.922213             12.601917                  36,267.641
2001                                       12.601917             12.138851                  17,304.954
------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                  $    12.500000        $     7.906976                  26,242.465
2001                                        7.906976              4.658653                  25,217.357
------------------------------------------------------------------------------------------------------
Mid Cap Growth
2001                                  $    12.500000        $    10.371739                   8,231.202
------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                                  $    12.500000        $    10.490622                   4,485.185
------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                  $    12.500000        $    12.483520                   3,150.853
2000                                       12.483520             11.821790                  14,787.245
2001                                       11.821790             10.374890                  29,569.154
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
All Cap Growth
1996                                  $    12.500000        $    13.215952                 293,765.467
1997                                       13.215952             15.020670                 272,918.809
1998                                       15.020670             19.002856                 239,011.757
1999                                       19.002856             27.113084                 228,968.885
2000                                       27.113084             23.852189                 254,967.194
2001                                       23.852189             17.927398                 208,852.204
------------------------------------------------------------------------------------------------------
Financial Services
2001                                  $    12.500000        $    11.524203                   2,485.594
------------------------------------------------------------------------------------------------------
Overseas
1995                                  $    10.000000        $    10.554228                 227,050.855
1996                                       10.554228             11.718276                 281,119.474
1997                                       11.718276             11.545714                 269,571.860
1998                                       11.545714             12.290162                 193,171.660
1999                                       12.290162             17.044524                 160,535.612
2000                                       17.044524             13.661286                 189,016.173
2001                                       13.661286             10.628366                 150,351.227
------------------------------------------------------------------------------------------------------
International Stock
1997                                  $    12.500000        $    12.652231                  69,740.167
1998                                       12.652231             14.337171                  63,239.603
1999                                       14.337171             18.338932                  47,273.999
2000                                       18.338932             15.087850                  52,245.092
2001                                       15.087850             11.672280                  43,112.555
------------------------------------------------------------------------------------------------------
International Value
1999                                  $    12.500000        $    12.860110                  17,619.635
2000                                       12.860110             11.862293                  28,566.798
2001                                       11.862293             10.529997                  26,240.154
------------------------------------------------------------------------------------------------------
All Cap Value
2001                                  $    12.500000        $    12.494117                   5,599.169
------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                  $    12.500000        $    10.945558                       0.000
9/30/2001                                  10.945558              8.804929                    2,871308
------------------------------------------------------------------------------------------------------
Strategic Opportunities
1987                                  $    10.000000        $     8.144663               4,242,221.369
1988                                        8.144663              9.695125              13,563,655.062
1989                                        9.695125             12.208846               1,443,222.778
1990                                       12.208846             10.618693               2,192,929.561
1991                                       10.618693             12.349952               3,748,439.163
1992                                       12.349952             13.143309               4,354,245.114
1993                                       13.143309             15.075040               4,165,733.576
1994                                       15.075040             14.786831               2,684,785.345
1995                                       14.786831             20.821819               2,572,695.681
1996                                       20.821819             24.664354               2,196,812.816
1997                                       24.664354             29.002593               1,634,482.536
1998                                       29.002593             31.289551               1,382,873.088
1999                                       31.289551             39.416089                 980,820.808
2000                                       39.416089             36.392717                 789,563.612
2001                                       36.392717             30.409247                 636,465.479
------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                                  $    12.500000        $    10.104317                     265.447
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Global Equity
1988                                  $    10.000000        $    10.038462                 187,978.790
1989                                       10.038462             12.259530               1,599,855.768
1990                                       12.259530             10.827724               2,578,853.673
1991                                       10.827724             12.044260               2,395,298.635
1992                                       12.044260             11.790318               2,262,222.969
1993                                       11.790318             15.450341               3,100,733.209
1994                                       15.450341             15.500933               3,543,341.154
1995                                       15.500933             16.459655               2,642,703.724
1996                                       16.459655             18.276450               2,070,671.367
1997                                       18.276450             21.770913               1,665,275.671
1998                                       21.770913             24.098970               1,219,961.932
1999                                       24.098970             24.633827                 919,791.435
2000                                       24.633827             27.253960                 604,737.052
2001                                       27.253960             22.548612                 488,110.206
------------------------------------------------------------------------------------------------------
Strategic Growth
2001                                  $    12.500000        $    10.916683                     262.789
------------------------------------------------------------------------------------------------------
Growth
1996                                  $    12.500000        $    13.727312                  79,415.926
1997                                       13.727312             16.968111                 109,553.070
1998                                       16.968111             20.739989                 157,427.422
1999                                       20.739989             28.060585                 189,826.874
2000                                       28.060585             20.120816                 173,914.269
2001                                       20.120816             15.600316                 128,700.664
------------------------------------------------------------------------------------------------------
Large Cap Growth
1989                                  $    10.000000        $     9.824046               7,476,667.034
1990                                        9.824046              8.982210               6,387,718.448
1991                                        8.982210             10.891189               6,407,235.310
1992                                       10.891189             11.623893               6,026,587.849
1993                                       11.623893             12.642493               5,042,331.574
1994                                       12.642493             12.381395               3,562,197.567
1995                                       12.381395             14.990551               2,708,444.950
1996                                       14.990551             16.701647               2,195,447.490
1997                                       16.701647             19.614359               1,834,275.557
1998                                       19.614359             23.040505               1,547,923.928
1999                                       23.040505             28.465074               1,308,404.195
2000                                       28.465074             24.071737               1,126,956.084
2001                                       24.071737             19.506566                 923,580.454
------------------------------------------------------------------------------------------------------
Capital Opportunities
2001                                  $    12.500000        $    10.599650                     588.871
------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                  $    12.500000        $    16.107191                  14,117.858
1998                                       16.107191             20.068624                  31,764.609
1999                                       20.068624             24.202942                  71,460.240
2000                                       24.202942             25.371611                 102,563.554
2001                                       25.371611             19.274831                  88,537.849
------------------------------------------------------------------------------------------------------
Blue Chip Growth
1992                                  $    10.000000        $     9.923524                 356,487.848
1993                                        9.923524              9.413546                 586,908.649
1994                                        9.413546              8.837480                 576,875.573
1995                                        8.837480             11.026969                 683,051.399
1996                                       11.026969             13.688523                 731,368.138
1997                                       13.688523             17.134232                 706,018.373
1998                                       17.134232             21.710674                 635,916.186
1999                                       21.710674             25.568866                 603,923.460
2000                                       25.568866             24.518135                 588,502.268
2001                                       24.518135             20.643428                 463,277.780
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Utilities
2001                                  $    12.500000        $     9.259344                     546.966
------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                  $    12.500000        $    14.949140                  38,437.470
1998                                       14.949140             12.317190                  21,303.966
1999                                       12.317190             11.174188                  22,615.951
2000                                       11.174188             13.852028                  32,666.750
2001                                       13.852028             14.088482                  46,554.531
------------------------------------------------------------------------------------------------------
Small Company Value
1997                                  $    12.500000        $    11.898363                   9,967.306
1998                                       11.898363             11.178700                  33,137.664
1999                                       11.178700             11.904646                  28,327.797
2000                                       11.904646             12.436171                  38,350.273
2001                                       12.436171             13.063929                  46,554.531
------------------------------------------------------------------------------------------------------
Mid Cap Value
2001                                  $    12.500000        $    12.966914                  33,278.960
------------------------------------------------------------------------------------------------------
Value
1997                                  $    12.500000        $    15.057118                  51,361.154
1998                                       15.057118             14.591878                  76,685.743
1999                                       14.591878             13.987433                  35,958.384
2000                                       13.987433             17.182340                  34,559.107
2001                                       17.182340            17.5211564                  53,891.995
------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                  $    12.500000        $    11.989936                   4,235.009
2001                                       11.989936             10.239810                   5,818.850
------------------------------------------------------------------------------------------------------
Fundamental Value
2001                                  $    12.500000        $    10.518717                     808.544
------------------------------------------------------------------------------------------------------
Growth & Income
1991                                  $    10.000000        $    10.973500               1,530,130.493
1992                                       10.973500             11.927411               2,211,083.415
1993                                       11.927411             12.893007               2,248,648.359
1994                                       12.893007             13.076664               2,043,186.985
1995                                       13.076664             16.660889               2,105,056.205
1996                                       16.660889             20.178770               1,828,514.772
1997                                       20.178770             26.431239               1,673,047.924
1998                                       26.431239             32.976967               1,444,081.319
1999                                       32.976967             38.655938               1,263,136.961
2000                                       38.655938             35.404552               1,041,186.903
2001                                       35.404552             30.971701                 839,060.938
------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                  $    12.500000             12.721279                  28,046.729
2000                                       12.721279             12.894130                  55,957.164
2001                                       12.894130             12.390130                 109,471.045
------------------------------------------------------------------------------------------------------
Equity-Income
1993                                  $    10.000000        $    11.175534                 251,822.076
1994                                       11.175534             11.107620                 562,603.632
1995                                       11.107620             13.548849                 818,646.261
1996                                       13.548849             16.011513                 751,884.340
1997                                       16.011513             20.479412                 736,770.570
1998                                       20.479412             22.054902                 583,452.241
1999                                       22.054902             22.487758                 452,980.852
2000                                       22.487758             25.057453                 315,202.346
2001                                       25.057453             25.025958                 30,2874.027
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Income & Value
1989                                  $    10.000000        $     9.973206               2,137,590.858
1990                                        9.973206              9.221559              23,978,405.670
1991                                        9.221559             11.023964              22,330,124.078
1992                                       11.023964             11.772128              20,887,367.134
1993                                       11.772128             12.775798              17,512,695.707
1994                                       12.775798             12.396295              12,484,174.615
1995                                       12.396295             14.752561               9,042,096.910
1996                                       14.752561             15.995076               7,206,776.711
1997                                       15.995076             18.276161               5,667,799.061
1998                                       18.276161             20.742457               4,737,002.275
1999                                       20.742457             22.230152               3,981,000.961
2000                                       22.230152             23.004542               3,226,274.707
2001                                       23.004542             22.905535               2,776,671.021
------------------------------------------------------------------------------------------------------
Balanced
1997                                  $    12.500000        $    14.609853                   6,353.152
1998                                       14.609853             16.459454                  20,822.562
1999                                       16.459454             15.962370                  24,969.449
2000                                       15.962370             14.272291                  19,774.975
2001                                       14.272291             12.637944                  30,799.974
------------------------------------------------------------------------------------------------------
High Yield
1997                                  $    12.500000        $    13.890491                  37,067.803
1998                                       13.890491             14.078376                 114,881.361
1999                                       14.078376             14.993652                 117,307.157
2000                                       14.993652             13.459828                  26,668.118
2001                                       13.459828             12.544550                  33,144.853
------------------------------------------------------------------------------------------------------
Strategic Bond
1993                                  $    10.000000        $    10.750617                 163,195.638
1994                                       10.750617              9.965972                 181,540.594
1995                                        9.965972             11.716972                 211,267.468
1996                                       11.716972             13.250563                 258,026.189
1997                                       13.250563             14.500997                 306,407.827
1998                                       14.500997             14.486687                 430,512.235
1999                                       14.486687             14.602672                 258,604.179
2000                                       14.602672             15.463354                 139,566.297
2001                                       15.463354             16.199150                  90.832.074
------------------------------------------------------------------------------------------------------
Global Bond
1988                                  $    10.000000        $    10.097842                 108,831.804
1989                                       10.097842             10.404562                 300,163.262
1990                                       10.404562             11.642912                 470,980.068
1991                                       11.642912             13.302966                 692,920.988
1992                                       13.302966             13.415849                 976,794.214
1993                                       13.415849             15.741586               1,551,958.318
1994                                       15.741586             14.630721               1,018,783.920
1995                                       14.630721             17.772344                 793,225.829
1996                                       17.772344             19.803954                 648,725.739
1997                                       19.803954             20.104158                 460,365.576
1998                                       20.104158             21.333144                 315,284.329
1999                                       21.333144             19.632749                 243,349.089
2000                                       19.632749             19.685989                 182,642.162
2001                                       19.685989             19.512793                 142,190.375
------------------------------------------------------------------------------------------------------
Total Return
1999                                  $    12.500000             12.255674                   3,533.985
2000                                       12.255674             13.404017                   8,750.067
2001                                       13.404017             14.311130                  33,694.384
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Investment Quality Bond
1987                                  $    10.000000        $    10.357400               2,234,030.945
1988                                       10.357400             10.937890              10,253,483.698
1989                                       10.937890             12.008936               1,924,256.679
1990                                       12.008936             11.517610               1,423,403.443
1991                                       11.517610             13.183268               1,720,219.933
1992                                       13.183268             13.936240               1,572,065.442
1993                                       13.936240             15.118716               1,119,425.316
1994                                       15.118716             14.216516                 841,610.498
1995                                       14.216516             16.751499                 734,994.414
1996                                       16.751499             16.943257                 597,720.778
1997                                       16.943257             18.336912                 514,787.776
1998                                       18.336912             19.660365                 440,009.634
1999                                       19.660365             19.039807                 345,875.870
2000                                       19.039807             20.541376                 249,281.207
2001                                       20.541376             21.739025                 233,671.821
------------------------------------------------------------------------------------------------------
Diversified Bond
1989                                  $    10.000000        $    10.052759              11,861,277.612
1990                                       10.052759              9.531831              10,705,080.076
1991                                        9.531831             11.166459               8,708,253.007
1992                                       11.166459             11.821212               7,777,630.143
1993                                       11.821212             12.705196               6,463,981.799
1994                                       12.705196             12.298940               4,556,265.387
1995                                       12.298940             14.320582               3,177,786.472
1996                                       14.320582             15.113142               2,507,618.496
1997                                       15.113142             16.607511               1,928,258.300
1998                                       16.607511             18.125951               1,548,492.876
1999                                       18.125951             18.002047               1,192,638.371
2000                                       18.002047             19.585192                 927,983.874
2001                                       19.585192             20.680033                 792,312.500
------------------------------------------------------------------------------------------------------
U.S. Government Securities
1988                                  $    10.000000        $     9.702201                  10,203.403
1989                                        9.702201             10.826483                 300,163.430
1990                                       10.826483             11.596537                 366,010.353
1991                                       11.596537             13.037076                 720,491.624
1992                                       13.037076             13.651495               1,938,232.553
1993                                       13.651495             14.490734               1,478,270.571
1994                                       14.490734             14.111357                 909,659.824
1995                                       14.111357             16.083213                 954,067.593
1996                                       16.083213             16.393307                 710,502.942
1997                                       16.393307             17.535478                 763,521.806
1998                                       17.535478             18.587049                 428,699.306
1999                                       18.587049             18.286918                 330,164.260
2000                                       18.286918             19.993612                 237,375.600
2001                                       19.993612             21.100300                 216,970.493
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Money Market
1987                                  $    10.000000        $    10.317570                 510,079.365
1988                                       10.317570             10.865066                 983,327.102
1989                                       10.865066             11.634481               1,480,696.936
1990                                       11.634481             12.364687               4,430,249.555
1991                                       12.364687             12.890414               2,754,467.033
1992                                       12.890414             13.137257               2,138,783.498
1993                                       13.137257             13.303085               1,659,478.414
1994                                       13.303085             13.623292               3,357,660.681
1995                                       13.623292             14.190910               2,370,449.919
1996                                       14.190910             14.699636               1,577,496.585
1997                                       14.699636             15.241915                 778,379.937
1998                                       15.241915             15.794513                 878,869.580
1999                                       15.794513             16.291417                 921,421.619
2000                                       16.291417             17.010114                 541,669.184
2001                                       17.010114             17.373703                 501,742.301
------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                  $    12.500000        $    11.596178                   1,027.071
2001                                       11.596178             11.605417                   2,762.179
------------------------------------------------------------------------------------------------------
International Index
2000                                  $    12.500000        $    11.167069                     154.943
2001                                       11.167069              8.543617                     154.358
------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                  $    12.500000        $    13.271787                   3,024.547
2001                                       13.271787             12.858949                   3,760.281
------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                  $    12.500000        $    11.142088                   5,153.320
2001                                       11.142088              9.732630                   3,774.684
------------------------------------------------------------------------------------------------------
500 Index
2000                                  $    12.500000        $    11.200577                  15,118.307
2001                                       11.200577              9.677729                  31,852.913
------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                  $    12.500000        $    13.669625                  33,037.747
1998                                       13.669625             14.134419                  52,760.075
1999                                       14.134419             15.974195                  27,238.895
2000                                       15.974195             14.948006                  26,924.435
2001                                       14.948006             12.723595                  27,444.625
------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                  $    12.500000        $    14.033299                 110,354.900
1998                                       14.033299             14.696667                 129,721.317
1999                                       14.696667             16.893101                  54,202.101
2000                                       16.893101             16.162371                  56,344.484
2001                                       16.162371             14.495682                  32,098.995
------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                  $    12.500000        $    14.066417                  11,640.415
1998                                       14.066417             14.664362                  51,041.225
1999                                       14.664362             16.257312                  37,839.778
2000                                       16.257312             16.437657                  39,999.345
2001                                       16.437657             15.433664                  52,710.412
------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                  $    12.500000        $    14.016704                   9,407.923
1998                                       14.016704             15.171965                  25,932.897
1999                                       15.171965             16.142259                  27,359.355
2000                                       16.142259             16.596254                  32,300.583
2001                                       16.596254             16.185243                  16,025.796
------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                              UNIT VALUE           UNIT VALUE                 NUMBER OF UNITS
                                      AT START OF YEAR(A)    AT END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                  $    12.500000        $    13.825120                   9,967.306
1998                                       13.825120             15.025549                  10,098.134
1999                                       15.025549             15.439823                   1,718.387
2000                                       15.439823             16.397834                   3,020.176
2001                                       16.397834             16.689833                   3,016.520
------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:

      - Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,

      - Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,

      - Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,

      -  Growth & Income Trust where units were first credited on April 23,
         1991,

      - Blue Chip Growth Trust where units were first credited on December 11, 1992,

      - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

      -  Overseas Trust where units were first credited on January 9, 1995,

      - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

      -  Growth Trust where units were first credited on July 15, 1996,

      - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

      - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

      - Small Company Value Trust where units were first credited on October 1, 1997, and

      - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

      - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

      - Capital Appreciation Trust where units were first credited on November 1, 2000

      - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 1 Contracts


                                                   UNIT VALUE                UNIT VALUE       NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)         AT END OF YEAR     AT END OF YEAR
-----------------------------------------------------------------------------------------------------------
Strategic Opportunities(A)
1985                                              $10.000000                 $10.734987             385.265
1986                                               10.734987                  12.558028           4,651.489
1987                                               12.558028                  13.248428         179,246.825
1988                                               13.248428                  15.787546         146,228.732
1989                                               15.787546                  19.902359         108,382.617
1990                                               19.902359                  17.329021          93,278.975
1991                                               17.329021                  20.176180          88,873.664
1992                                               20.176180                  21.495619          39,451.366
1993                                               21.495619                  24.681624          29,876.682
1994                                               24.681624                  24.235928          24,893.636
1995                                               24.235928                  34.164256          18,792.722
1996                                               34.164256                  40.513296          18,983.608
1997                                               40.513296                  47.690851          17,422.710
1998                                               47.690851                  51.507214          14,154.988
1999                                               51.507214                  64.954980          12,707.403
2000                                               64.954980                  60.037547          10,774.878
2001                                               60.037547                  50.221375         487,777.680
-----------------------------------------------------------------------------------------------------------
Investment Quality Bond(B)
1985                                              $10.000000                 $10.455832             157.237
1986                                               10.455832                  11.689643           2,426.738
1987                                               11.689643                  11.841366         164,289.054
1988                                               11.841366                  12.518584         157,248.809
1989                                               12.518585                  13.759270         113,311.078
1990                                               13.759270                  13.210721         100,560.220
1991                                               13.210721                  15.137617          75,660.271
1992                                               15.137617                  16.019604          38,307.149
1993                                               16.019604                  17.397685          25,428.550
1994                                               17.397685                  16.377174          17,796.020
1995                                               16.377174                  19.318272          13,340.073
1996                                               19.318272                  19.560775          11,512.775
1997                                               19.560775                  21.192677          10,088.494
1998                                               21.192677                  22.746879           7,009.225
1999                                               22.746879                  22.052785           4,129.118
2000                                               22.052785                  23.817687           2,160.790
2001                                               23.817687                  25.233827        35,950.17018
-----------------------------------------------------------------------------------------------------------

                                                   UNIT VALUE                UNIT VALUE       NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR(A)         AT END OF YEAR     AT END OF YEAR
-----------------------------------------------------------------------------------------------------------
Money Market(C)
1985                                              $10.000000                 $10.199136             108.287
1986                                               10.199136                  10.647679             116.902
1987                                               10.647679                  11.156548          69,537.264
1988                                               11.156548                  11.761294          40,025.230
1989                                               11.761294                  12.607783          43,520.107
1990                                               12.607783                  13.413682          41,671.105
1991                                               13.413682                  13.999175          35,261.861
1992                                               13.999175                  14.282708           9,873.140
1993                                               14.282708                  14.478685           5,683.780
1994                                               14.478685                  14.843213           4,598.398
1995                                               14.843213                  15.478376           7,968.626
1996                                               15.478376                  16.050779           5,920.354
1997                                               16.050779                  16.660935           5,228.240
1998                                               16.660935                  17.283692           4,497.361
1999                                               17.283692                  17.846774           4,227.991
2000                                               17.846774                  18.654229           4,055.500
2001                                               18.654229                  19.073731          76,993.810
-----------------------------------------------------------------------------------------------------------


(A)      Commencement of operations July 1, 1985

(B)      Commencement of operations August 6, 1985

(C)      Commencement of operations August 23, 1985

                                   APPENDIX H

                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by us ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix F to this Prospectus and include both Ven 7 and Ven 8 contracts.

         We will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   Annual Administration Fee.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                           New Contract                                    Old Contract
                           ------------                                    ------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         -----------------------------------------------------------------------------------------------
                     0                        6%                       0                       6%
                     1                        6%                       1                       6%
                     2                        5%                       2                       5%
                     3                        5%                       3                       4%
                     4                        4%                       4                       3%
                     5                        3%                       5                       2%
                     6                        2%                       6+                      0%
                     7+                       0%

         3.  Minimum Interest Rate to be Credited for Any Guarantee Period.

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  Group Deferred Annuity Contracts.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6.  Differences Relating to the Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:

         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         ON OR AFTER:            IN THE STATES OF:
         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. Investment Options


         Any Old Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.


         The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP II in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP II, then the five fixed accounts will be offered as investment options. The Old Contract provides for three fixed investment options: one, three and six year.

                                   APPENDIX I

                   EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by us. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

         We will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1. Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract and Ven 3 Separate Account Annual Expenses
-------------------------------------------------------
(as a percentage of average account value)
Separate Account Annual Expenses
Mortality and expense risk fees.............                      1.25%

Administration fee - asset based............                      0.15%
                                                                  -----
Total Separate Account Annual Expenses......                      1.40%


New Contract and Ven 3 Transaction Expenses
-------------------------------------------

Annual Administration Fee...................                     $  30*
Dollar Cost Averaging Charge................                      none


Ven 1 Separate Account Annual Expenses
-------------------------------------------------
(as a percentage of average account value)

 Separate Account Annual Expenses
 Mortality and expense risk fees..........                       1.30%
                                                                 -----


 Total Separate Account Annual Expenses...                       1.30%


 Ven 1 Transaction Expenses
 --------------------------

 Annual Administration Fee................                       $  30
 Dollar Cost Averaging Charge.............                        none


* For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                           New Contract                               Ven 3 and Ven 1 Contracts
                           ------------                               -------------------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
--------------------------------------------------------------------------------------------------------
                     0                        6%                       0                       5%
                     1                        6%                       1                       5%
                     2                        5%                       2                       5%
                     3                        5%                       3                       5%
                     4                        4%                       4                       5%
                     5                        3%                       5                       5%
                     6                        2%                       6+                      0%
                     7+                       0%

3.  Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts


                  Death Benefit for Ven 3 Contracts

         The minimum death benefit during the first five contract years will be equal to the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

         During any subsequent five contract year period, the minimum death benefit will be the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

                  Death Benefit for Ven 1 Contracts

         The minimum death benefit is the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         ON OR AFTER:            IN THE STATES OF:
         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.


4.   Investment Options.



         Any Old Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.



The New Contract provides for sixty-four investment options (fifty-nine variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed account investment options will not be offered as investment options. However, if the contract is issued without GRIP II, then the five fixed accounts will be offered as investment options. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options.


5.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

6.  Federal Tax Considerations.

         Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX J

                  EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS

EXCHANGE OFFER IN ALL STATES EXCEPT NEW HAMPSHIRE, NEW YORK AND THE TERRITORY OF GUAM

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

         We will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

         The Guaranteed Retirement Income Program II ("GRIP II") described in the New Contract is not available for New Contracts issued in exchange for Lifestyle Contracts.

         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. Separate Account and Fixed Account Expenses; Contract Owner Transaction Expenses

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

Lifestyle Contract Separate Account Annual Expenses

Separate Account Annual Expenses

Mortality and Expense Risks Charge                                                         Annual Rate
                                                                                           -----------
         Charged daily as a percentage of average Variable Account Values*                       0.80%
         Charged monthly as a percentage of the policy month-start
           Variable and Fixed Account Assets*                                                    0.45%
                                                                                                 -----
                                                                                                 1.25%

Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
           Variable Account Values                                                               0.20%
                                                                                                 -----
Total Separate Account Annual Expenses                                                           1.45%

Lifestyle Contract Owner Transaction Expenses

Record Keeping Charge                                                                            $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                                                   $5***

* A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

** A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

*** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.


         2.  Variable Investment Options



         Any Lifestyle Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.



         The Lifestyle Contract has eight variable investment options whereas the New Contract has fifty-nine variable investment options.


         3.  Fixed Account Investment Options

         The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.   Withdrawal Charges

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

                          Lifestyle Contract                                  New Contract
                          ------------------                                  ------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         --------------------------------------------------------------------------------------------
                     0                        8%                       0                       6%
                     1                        8%                       1                       6%
                     2                        8%                       2                       5%
                     3                        6%                       3                       5%
                     4                        4%                       4                       4%
                     5                        2%                       5                       3%
                     6+                       0%                       6                       2%
                                                                       7+                      0%

         5.  Minimum Death Benefit

         Differences between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, we will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, we will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which we deposit into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary we will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

ON OR AFTER:              IN THE STATES OF:
May 1, 1998               Alaska, Alabama, Arizona, Arkansas, California,
                          Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                          Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                          Michigan, Mississippi, Missouri, Nebraska, Nevada, New
                          Jersey, New Mexico, North Carolina, North Dakota,
                          Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                          Carolina, South Dakota, Tennessee, Utah, Vermont,
                          Virginia, West Virginia, Wisconsin, Wyoming

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

PRIOR TO:                 IN THE STATES OF:
May 1, 1998               Alaska, Alabama, Arizona, Arkansas, California,
                          Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                          Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                          Michigan, Mississippi, Missouri, Nebraska, Nevada, New
                          Jersey, New Mexico, North Carolina, North Dakota,
                          Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                          Carolina, South Dakota, Tennessee, Utah, Vermont,
                          Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998              Connecticut

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6.  Annuity Payments

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Annuity Value Guarantee

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX K

        EXCHANGE OFFER - MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

      In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MULTI-ACCOUNT CONTRACT").

      The Company will permit an owner of an outstanding Multi-Account Contract to exchange the Multi-Account Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Multi-Account Contract was issued, and any purchase payment credited to the Multi-Account Contract will be deemed to have been credited to the New Contract on the date it was credited under the Multi-Account Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Multi-Account Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

      The Guaranteed Retirement Income Program II ("GRIP II") described in the New Contract is not available for New Contracts issued in exchange for Multi-Account Contracts.

      Multi-Account Contract owners interested in a possible exchange should carefully review both the Multi-Account Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

      AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A MULTI-ACCOUNT CONTRACT. We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

      THE PRINCIPAL DIFFERENCES BETWEEN THE MULTI-ACCOUNT CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

      1. Separate Account Annual Expenses; Contract Owner Transaction Expenses

      The New Contract and the Multi-Account Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

            New Contract Separate Account Annual Expenses
            (as a percentage of average account value)

            Separate Account Annual Expenses

            Mortality and expense risks fees..........................     1.25%
            Administration fee - asset based..........................     0.15%
                                                                           -----
            Total Separate Account Annual Expenses....................     1.40%

            New Contract Owner Transaction Expenses

            Annual Administration Fee.................................    $  30*
            Dollar Cost Averaging Charge..............................     none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

            Multi-Account Contract Separate Account Annual Expenses (as a percentage of average account value)

            Separate Account Annual Expenses

            Mortality and expense risks fees..........................     1.00%
            Total Separate Account Annual Expenses....................     1.00%

            Multi-Account Contract Contract Owner Transaction Expenses

            Annual Contract Fee.......................................    $ 30*
            Dollar Cost Averaging Charge
               (if selected and applicable)...........................    $  5**

*An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

**Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

      2. Withdrawal Charges

The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Multi-Account Contract and the New Contract are as follows:

                           New Contract                               Multi-Account Contract
                           ------------                               ----------------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
--------------------------------------------------------------------------------------------------------
                     0                        6%                       0                       8%
                     1                        6%                       1                       7%
                     2                        5%                       2                       6%
                     3                        5%                       3                       5%
                     4                        4%                       4                       4%
                     5                        3%                       5                       3%
                     6                        2%                       6                       2%
                     7+                       0%                       7                       1%
                                                                       8+                      0


      3. Variable Investment Options and Fixed Account Investment Options



      Any Multi-Account Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.



      The Multi-Account Contract has eight variable investment options whereas the New Contract has fifty-nine variable investment options. The Multi-Account Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Multi-Account Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Multi-Account Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.


      4. Minimum Death Benefit

      Differences between Death Benefit of Multi-Account Contract and New Contract are as follows:

      Minimum Death Benefit for Manulife Annuity

      Multi-Account Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

      Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.    The following death benefit generally applies to contracts issued:

      ON OR AFTER:           IN THE STATES OF:
      May 1, 1998            Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia,  Hawaii, Idaho,
                             Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri,
                             Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                             Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia,
                             West Virginia, Wisconsin, Wyoming

      June 1, 1998           Connecticut

      July 1, 1998           Minnesota, Montana, District of Columbia

      October 1, 1998        Texas

      February 1, 1999       Massachusetts

      March 15, 1999         Florida, Maryland, Oregon

      November 1, 1999       Washington

      If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

      PRIOR TO:              IN THE STATES OF:
      May 1, 1998            Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho,
                             Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri,
                             Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                             Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia,
                             West Virginia, Wisconsin, Wyoming

      June 1, 1998           Connecticut

      July 1, 1998           Minnesota, Montana, District of Columbia

      October 1, 1998        Texas

      February 1 1999        Massachusetts

      March 15, 1999         Florida, Maryland, Oregon

      November 1, 1999       Washington

      If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

      5. Annuity Purchase Rates

      The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

      6. Annuity Payments

      Annuity payments under the Multi-Account Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

      7. Minimum Guaranteed Interest Rate on Guaranteed Interest Account

      The minimum guaranteed interest rate for the Multi-Account Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                      ****

      Contract owners who do not wish to exchange their Multi-Account Contract Contracts for the New Contracts may continue to make purchase payments to their Multi-Account Contracts. Or, they can keep their Multi-Account Contracts and buy a New Contract to which to apply additional purchase payments.

      The above comparison does not take into account differences between the Multi-Account Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Multi-Account Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Multi-Account Contract prospectuses.

                                   APPENDIX L

                              QUALIFIED PLAN TYPES

      Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.


      Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


      IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

      Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

      SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

      Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

      Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.


      In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


      As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

      Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

     Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.


      Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

      Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

      Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                   APPENDIX M

                      GUARANTEED RETIREMENT INCOME PROGRAM

      The original Guaranteed Retirement Income Program ("GRIP") was available in certain states for contracts issued between May 1, 1998 and June 29, 2001 (except for Ven 7, Ven 8, Ven 3 or Ven 1 contracts). If a contract was issued with GRIP in the state of Washington, the fixed accounts including the DCA fixed investment account are not offered as investment options. However, if the contract was issued without GRIP, then the five fixed accounts are offered as investment options.

      GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at a growth factor, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the annuity purchase rates in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization and current annuity purchase rates, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.

      Income Base. The Income Base is equal to (a) less (b), where:

(a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

(b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

      GRIP can only be elected at issue and, once elected, is irrevocable.

      The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

      The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

      Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

      Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

      Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:

      1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

      2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

      Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT & SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant. [Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts]

      The use of GRIP is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by Federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distribution must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit.

      Hence, you should consider that since (a) GRIP may not be exercised until the 7th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual GRIP fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.

      In order to comply with applicable Federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

      Illustrated below are GRIP amounts per $100,000 of initial purchase payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent purchase payments or withdrawals and assuming there was no step-up of the Income Base.

                                        GRIP-Annual Income Life            GRIP-Annual Income Joint &
      Contract Anniversary            Annuity with 10 Year Period         Survivor Life Annuity with 20
           at Election                           Certain                       Year Period Certain
-------------------------------------------------------------------------------------------------------
                7                                $ 9,797                             $ 7,830
               10                                $12,593                             $ 9,842
               15                                $19,124                             $14,293

      GRIP Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Fee (the "GRIP" Fee). On or before the Maturity Date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

      In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

      GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.

TERMINATION OF GRIP

      GRIP will terminate upon the earliest to occur of:

      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      (b)   termination of the contract for any reason; or

      (c)   exercise of GRIP.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

--------------------------------------------------------------------------------
                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY(U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT

                                NON-PARTICIPATING

      This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


       The date of this Statement of Additional Information is May 1, 2002




                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029




VENTURE.SAI  5/2002(MLAM)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

General Information and History...............................................    3
Performance Data..............................................................    3
Services
     Independent Auditors.....................................................   22
     Servicing Agent..........................................................   22
     Principal Underwriter....................................................   22
Audited Financial Statements..................................................   23

                         GENERAL INFORMATION AND HISTORY

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H ("VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE U.S.A."). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. Our principal office is located at 38500 Woodward Avenue, Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife U.S.A. As a result of this merger, Manulife U.S.A. became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

      Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

      Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:


     -      redemption at the end of the time period, and

     -      no redemption at the end of the time period.

Standardized figures include total return figures from:

     - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

     -      ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

     -      inception date of the portfolio, or

     -      ten years, whichever period is shorter.

      Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

      In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

      For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)

            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



                       CALCULATED AS OF DECEMBER 31, 2001


               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)




                                                    SINCE INCEPTION
                                                      OR 10 YEARS,
                                                      WHICHEVER IS   INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 49.48%       N/A        - 53.01%      05/01/00
Pacific Rim Emerging Markets  - 23.98%       N/A        - 10.62%      01/01/97
Telecommunications               N/A         N/A        - 40.37%      04/30/01
Science & Technology          - 45.00%       N/A           1.95%      01/01/97
International Small Cap       - 35.59%     -1.81%         -0.10%      03/04/96
Health Sciences                  N/A         N/A           1.42%      04/30/01
Aggressive Growth             - 30.84%       N/A         - 1.05%      01/01/97
Emerging Small Company        - 27.38%       N/A           6.69%      01/01/97
Small Company Blend            - 8.90%       N/A         - 2.83%      05/03/99
Dynamic Growth                - 44.06%       N/A        - 46.20%      05/01/00
Mid Cap Growth                   N/A         N/A        - 21.45%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 20.56%      04/30/01
Mid Cap Stock                 - 16.95%       N/A         - 8.37%      05/03/99
All Cap Growth                - 28.80%      5.62%          5.96%      03/04/96
Financial Services               N/A         N/A        - 12.78%      04/30/01
Overseas                      - 26.32%     -2.69%          0.57%      01/09/95
International Stock           - 26.73%       N/A         - 2.12%      01/01/97
International Value           - 16.00%       N/A         - 7.86%      05/03/99
Capital Appreciation           -23.83%       N/A        - 29.36%      11/01/00
Strategic Opportunities       - 20.90%      3.55%          9.40%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 23.46%      04/30/01
Global Equity                 - 21.68%      3.56%          6.44%      03/18/88

Strategic Growth                 N/A         N/A        - 17.35%      04/30/01
Growth                        - 26.57%      1.82%          3.64%      07/15/96
Large Cap Growth              - 23.27%      2.40%          5.97%      08/03/89
All Cap Value                    N/A         N/A         - 5.49%      04/30/01
Capital Opportunities            N/A         N/A        - 19.74%      04/30/01
Quantitative Equity           - 28.04%       N/A           8.44%      01/01/97
Blue Chip Growth              - 20.30%      7.95%          8.29%      12/11/92
Utilities                        N/A         N/A        - 29.82%      04/30/01
Real Estate Securities          -3.84%       N/A           1.63%      01/01/97
Small Company Value            - 0.70%       N/A           0.11%      10/01/97
Mid Cap Value                    N/A         N/A         - 1.94%      04/30/01
Value                           -3.59%       N/A           6.33%      01/01/97
Tactical Allocation           - 19.17%       N/A        - 14.16%      05/01/00
Fundamental Value                N/A         N/A        - 12.06%      04/30/01
Growth & Income               - 17.22%      8.34%         10.90%      04/23/91
U.S. Large Cap Value           - 9.12%       N/A         - 2.09%      05/03/99
Equity-Income                  - 5.57%      8.74%         10.86       02/19/93
Income & Value                 - 5.85%      6.80%          7.5%       08/03/89
Balanced                      - 16.21%       N/A         - 0.56%      01/01/97
High Yield                    - 11.84%       N/A         - 0.71%      01/01/97
Strategic Bond                  -0.97%      3.36%           5.5%      02/19/93
Global Bond                     -6.27%     -1.07%          3.87%      03/18/88
Total Return                     0.91%       N/A           3.40%      05/03/99
Investment Quality Bond          0.03%      4.40%          5.09%      06/18/85
Diversified Bond                -0.19%      5.80%          6.32%      08/03/89
U.S. Government Securities      -0.24%      4.47%          4.89%      03/18/88
Money Market                   - 3.44%      2.64%          2.99%      06/18/85
Small Cap Index                - 5.37%       N/A         - 7.51%      05/01/00
International Index           - 27.53%       N/A        - 22.92%      05/01/00
Mid Cap Index                  - 8.37%       N/A         - 1.68%      05/01/00
Total Stock Market Index      - 17.34%       N/A        - 16.72%      05/01/00
500 Index                     - 18.23%       N/A        - 16.99%      05/01/00
Lifestyle Aggressive 1000     - 19.44%       N/A         - 0.42%      01/07/97

Lifestyle Growth 820          - 15.14%       N/A           2.25%      01/07/97
Lifestyle Balanced 640        - 11.19%       N/A           3.59%      01/07/97
Lifestyle Moderate 460         - 7.77%       N/A           4.62%      01/07/97
Lifestyle Conservative 280     - 3.77%       N/A           5.29%      01/07/97
Merrill Lynch Small Cap         21.81%       N/A           9.93%      10/13/97
Value Focus - Class B

Merrill Lynch Basic Value      - 3.00%       N/A           6.68%      10/13/97
Focus - Class B

Merrill Lynch Developing       - 5.55%       N/A        - 10.38%      10/13/97
Capital Markets Focus -
Class B


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.
(B)  10 year average annual return.
(C)  See charts below for Ven 7 and Ven 8 contracts total return figures

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)


            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST

               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)

                       CALCULATED AS OF DECEMBER 31, 2001

               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER           DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 49.48%       N/A        - 53.01%      05/01/00
Pacific Rim Emerging Markets  - 23.98%    -10.76%         -5.65%      10/04/94
Telecommunications               N/A         N/A        - 40.37%      04/30/01
Science & Technology          - 45.00%       N/A           1.95%      01/01/97
International Small Cap       - 35.59%     -1.81%         -0.10%      03/04/96
Health Sciences                  N/A         N/A           1.42%      04/30/01
Aggressive Growth             - 30.84%       N/A         - 1.05%      01/01/97
Emerging Small Company        - 27.38%       N/A           6.69%      01/01/97
Small Company Blend            - 8.90%       N/A         - 2.83%      05/03/99
Dynamic Growth                - 44.06%       N/A        - 46.20%      05/01/00
Mid Cap Growth                   N/A         N/A        - 21.45%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 20.56%      04/30/01
Mid Cap Stock                 - 16.95%       N/A         - 8.37%      05/03/99
All Cap Growth                - 28.80%      5.62%          5.96%      03/04/96
Financial Services               N/A         N/A        - 12.78%      04/30/01
Overseas                      - 26.32%     -2.69%          0.57%      01/09/95
International Stock           - 26.73%       N/A         - 2.12%      01/01/97
International Value           - 16.00%       N/A         - 7.86%      05/03/99
Capital Appreciation           -23.83%       N/A        - 29.36%      11/01/00
Strategic Opportunities       - 20.90%      3.55%          9.40%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 23.46%      04/30/01
Global Equity                 - 21.68%      3.56%          6.44%      03/18/88
Strategic Growth                 N/A         N/A        - 17.35%      04/30/01
Growth                        - 26.57%      1.82%          3.64%      07/15/96
Large Cap Growth              - 23.27%      2.40%          5.97%      08/03/89
All Cap Value                    N/A         N/A         - 5.49%      04/30/01
Capital Opportunities            N/A         N/A        - 19.74%      04/30/01

Quantitative Equity           - 28.04%      8.30%          9.60%      04/30/87
Blue Chip Growth              - 20.30%      7.95%          8.29%      12/11/92
Utilities                        N/A         N/A        - 29.82%      04/30/01
Real Estate Securities          -3.84%      1.13%          8.66%      04/30/87
Small Company Value            - 0.70%       N/A           0.11%      10/01/97
Mid Cap Value                    N/A         N/A         - 1.94%      04/30/01
Value                           -3.59%       N/A           6.33%      01/01/97
Tactical Allocation           - 19.17%       N/A        - 14.16%      05/01/00
Fundamental Value                N/A         N/A        - 12.06%      04/30/01
Growth & Income               - 17.22%      8.34%        10.90%       04/23/91
U.S. Large Cap Value           - 9.12%       N/A         - 2.09%      05/03/99
Equity-Income                  - 5.57%      8.74%         10.86%      02/19/93
Income & Value                 - 5.85%      6.80%          7.55%      08/03/89
Balanced                      - 16.21%       N/A         - 0.56%      01/01/97
High Yield                    - 11.84%       N/A         - 0.71%      01/01/97
Strategic Bond                  -0.97%       3.36%         5.55%      02/19/93
Global Bond                     -6.27%     -1.07%          3.87%      03/18/88
Total Return                     0.91%       N/A           3.40%      05/03/99
Investment Quality Bond          0.03%      4.40%          5.09%      06/18/85
Diversified Bond                -0.19%      5.80%          6.32%      08/03/89
U.S. Government Securities      -0.24%      4.47%          4.89%      03/18/88
Money Market                   - 3.44%      2.64%          2.99%      06/18/85
Small Cap Index                - 5.37%       N/A         - 7.51%      05/01/00
International Index           - 27.53%       N/A        - 22.92%      05/01/00
Mid Cap Index                  - 8.37%       N/A         - 1.68%      05/01/00
Total Stock Market Index      - 17.34%       N/A        - 16.72%      05/01/00
500 Index                     - 18.23%       N/A        - 16.99%      05/01/00
Lifestyle Aggressive 1000     - 19.44%       N/A         - 0.42%      01/07/97
Lifestyle Growth 820          - 15.14%       N/A           2.25%      01/07/97
Lifestyle Balanced 640        - 11.19%       N/A           3.59%      01/07/97
Lifestyle Moderate 460         - 7.77%       N/A           4.62%      01/07/97
Lifestyle Conservative 280     - 3.77%       N/A           5.29%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           21.81%       N/A           9.93%      10/13/97


Merrill Lynch Basic Value
Focus - Class B                - 3.00%       N/A           6.68%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 5.55%       N/A        - 10.38%      10/13/97


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.

(C)  See charts below for Ven 7 and Ven 8 contracts total return figures.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)


            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)


                       CALCULATED AS OF DECEMBER 31, 2001


               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)




                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER           DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 46.85%       N/A        - 51.77%      05/01/00
Pacific Rim Emerging Markets  - 19.71%    -10.09%         -5.58%      10/04/94
Telecommunications               N/A         N/A        - 37.16%      04/30/01
Science & Technology          - 42.07%       N/A           2.71%      01/01/97
International Small Cap       - 32.06%     -1.05%          0.41%      03/04/96
Health Sciences                  N/A         N/A           7.31%      04/30/01
Aggressive Growth             - 27.02%       N/A         - 0.28%      01/01/97
Emerging Small Company        - 23.33%       N/A           7.33%      01/01/97
Small Company Blend            - 3.67%       N/A         - 1.09%      05/03/99
Dynamic Growth                - 41.08%       N/A        - 44.65%      05/01/00
Mid Cap Growth                   N/A         N/A        - 17.03%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 16.08%      04/30/01
Mid Cap Stock                 - 12.24%       N/A         - 6.75%      05/03/99
All Cap Growth                - 24.84%      6.29%          6.38%      03/04/96
Financial Services               N/A         N/A         - 7.81%      04/30/01
Overseas                      - 22.20%     -1.93%         0.88%       01/09/95
International Stock           - 22.64%       N/A         - 1.36%      01/01/97
International Value           - 11.23%       N/A         - 6.23%      05/03/99
Capital Appreciation           -19.56%       N/A        - 25.99%      11/01/00
Strategic Opportunities       - 16.44%      4.28%          9.43%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 19.17%      04/30/01
Global Equity                 - 17.26%      4.29%          6.47%      03/18/88
Strategic Growth                 N/A         N/A        - 12.67%      04/30/01
Growth                        - 22.47%      2.59%          4.14%      07/15/96
Large Cap Growth              - 18.96%      3.15%          6.00%      08/03/89
All Cap Value                    N/A         N/A         - 0.05%      04/30/01
Capital Opportunities            N/A         N/A        - 15.20%      04/30/01

Quantitative Equity           - 24.03%      8.91%          9.63%      04/30/87
Blue Chip Growth              - 15.80%      8.56%          8.33%      12/11/92
Utilities                        N/A         N/A        - 25.93%      04/30/01
Real Estate Securities           1.71%      1.93%          8.69%      04/30/87
Small Company Value              5.05%        N/A          1.04%      10/01/97
Mid Cap Value                    N/A         N/A           3.74%      04/30/01
Value                            1.97%       N/A           6.99%      01/01/97
Tactical Allocation           - 14.60%       N/A        - 11.27%      05/01/00
Fundamental Value                N/A         N/A         - 7.04%      04/30/01
Growth & Income               - 12.52%      8.95%         10.93%      04/23/91
U.S. Large Cap Value           - 3.91%       N/A         - 0.33%      05/03/99
Equity-Income                   -0.13%      9.34%         10.90%      02/19/93
Income & Value                 - 0.43%      7.45%          7.59%      08/03/89
Balanced                      - 11.45%       N/A           0.22%      01/01/97
High Yield                     - 6.80%       N/A           0.07%      01/01/97
Strategic Bond                   4.76%      4.10%          5.59%      02/19/93
Global Bond                     -0.88%     -0.30%          3.91%      03/18/88
Total Return                     6.77%       N/A           5.21%      05/03/99
Investment Quality Bond          5.83%      5.11%          5.13%      06/18/85
Diversified Bond                 5.59%      6.47%          6.36%      08/03/89
U.S. Government Securities       5.54%      5.18%          4.93%      03/18/88
Money Market                     2.14%      3.40%          3.03%      06/18/85
Small Cap Index                  0.08%       N/A         - 4.35%      05/01/00
International Index           - 23.49%       N/A        - 20.39%      05/01/00
Mid Cap Index                  - 3.11%       N/A           1.71%      05/01/00
Total Stock Market Index      - 12.65%       N/A        - 13.93%      05/01/00
500 Index                     - 13.60%       N/A        - 14.22%      05/01/00
Lifestyle Aggressive 1000     - 14.88%       N/A           0.36%      01/07/97
Lifestyle Growth 820          - 10.31%       N/A           3.02%      01/07/97
Lifestyle Balanced 640         - 6.11%       N/A           4.33%      01/07/97
Lifestyle Moderate 460         - 2.48%       N/A           5.33%      01/07/97
Lifestyle Conservative 280       1.78%       N/A           5.98%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           27.86%       N/A          10.69%      10/13/97


Merrill Lynch Basic Value
Focus - Class B                 2.60%        N/A           7.49%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -        - 0.11%       N/A         - 9.56%      10/13/97
Class B

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.

(D)  See charts below for Ven 7 and Ven 8 contracts total return figures.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES

            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



                       CALCULATED AS OF DECEMBER 31, 2001

                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER           DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 50.03%       N/A        - 39.55%      05/01/00
Pacific Rim Emerging Markets  - 24.58%       N/A        - 11.51%      01/01/97
Telecommunications                N/A        N/A        - 40.89%      04/30/01
Science & Technology          - 45.56%       N/A           1.36%      01/01/97
International Small Cap       - 36.16%     -2.45%         -0.75%      03/04/96
Health Sciences                   N/A        N/A           0.85%      04/30/01
Aggressive Growth             - 31.43%       N/A         - 1.73%      01/01/97
Emerging Small Company        - 27.97%       N/A           6.05%      01/01/97
Small Company Blend            - 9.53%       N/A         - 3.55%      05/03/99
Dynamic Growth                - 44.62%       N/A        - 36.42%      05/01/00
Mid Cap Growth                    N/A        N/A        - 22.00%      04/30/01
Mid Cap Opportunities             N/A        N/A        - 21.10%      04/30/01
Mid Cap Stock                 - 17.57%       N/A         - 9.17%      05/03/99
All Cap Growth                - 29.39%      5.00%          5.32%      03/04/96
Financial Services                N/A         N/A        - 13.34%     04/30/01
Overseas                      - 26.91%     -3.37%         -0.11%      01/09/95
International Stock           - 27.32%       N/A         - 2.79%      01/01/97
International Value           - 16.62%       N/A         - 8.63%      05/03/99
Capital Appreciation           -24.43%       N/A        - 30.35%      11/01/00
Strategic Opportunities       - 21.51%      2.90%          8.81%      06/18/85
Quantitative Mid Cap              N/A        N/A        - 24.00%      04/30/01
Global Equity                 - 22.28%      2.90%          5.79%      03/18/88
Strategic Growth                  N/A        N/A        - 17.90%      04/30/01
Growth                        - 27.16%      1.20%          3.01%      07/15/96
Large Cap Growth              - 23.88%      1.76%          5.33%      08/03/89
All Cap Value                     N/A        N/A         - 6.06%      04/30/01
Capital Opportunities             N/A        N/A        - 20.28%      04/30/01
Quantitative Equity           - 28.63%       N/A           7.85%      01/01/97

Blue Chip Growth              - 20.91%      7.34%          7.58%      12/11/92
Utilities                         N/A        N/A        - 30.35%      04/30/01
Real Estate Securities         - 4.48%       N/A           0.89%      01/01/97
Small Company Value            - 1.35%       N/A         - 0.80%      10/01/97
Mid Cap Value                     N/A        N/A         - 2.51%      04/30/01
Value                           -4.23%       N/A           5.63%      01/01/97
Tactical Allocation           - 19.78%       N/A        - 14.23%      05/01/00
Fundamental Value                 N/A        N/A        - 12.62%      04/30/01
Growth & Income               - 17.83%      7.74%         10.31%      04/23/91
U.S. Large Cap Value           - 9.75%       N/A         - 2.83%      05/03/99
Equity-Income                  - 6.20%      8.09%         10.25%      02/19/93
Income & Value                 - 6.49%      6.13%          6.89%      08/03/89
Balanced                      - 16.83%       N/A         - 1.22%      01/01/97
High Yield                    - 12.46%       N/A         - 1.40%      01/01/97
Strategic Bond                  -1.62%      2.64%          4.84%      02/19/93
Global Bond                    - 6.91%     - 1.80%         3.16%      03/18/88
Total Return                     0.26%       N/A           2.61%      05/03/99
Investment Quality Bond         -0.61%      3.68%          4.37%      06/18/85
Diversified Bond                -0.84%      5.10%          5.62%      08/03/89
U.S. Government Securities      -0.89%      3.75%          4.16%      03/18/88
Money Market                   - 4.08%      1.91%          2.21%      06/18/85
Small Cap Index                - 6.01%       N/A         - 6.64%      05/01/00
International Index           - 28.12%       N/A        - 17.51%      05/01/00
Mid Cap Index                  - 9.00%       N/A         - 6.67%      05/01/00
Total Stock Market Index      - 17.95%       N/A        - 13.32%      05/01/00
500 Index                     - 18.84%       N/A        - 13.68%      05/01/00
Lifestyle Aggressive 1000     - 20.04%       N/A         - 1.10%      01/07/97
Lifestyle Growth 820          - 15.76%       N/A           1.56%      01/07/97
Lifestyle Balanced 640        - 11.81%       N/A           2.90%      01/07/97
Lifestyle Moderate 460         - 8.41%       N/A           3.93%      01/07/97
Lifestyle Conservative 280     - 4.41%       N/A           4.59%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           21.07%       N/A           8.99%      10/13/97


Merrill Lynch Basic Value
Focus - Class B                - 3.65%       N/A           5.84%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 6.19%       N/A        - 11.49%      10/13/97


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.


(B)  10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES

           FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST

              (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)


                       CALCULATED AS OF DECEMBER 31, 2001

              (REFLECTING THE OPTIONAL GEM AND GRIP II RIDER FEES)





                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER           DATE(A)
--------------------------------------------------------------------------------
Internet Technologies          -50.03%       N/A         -39.55%      05/01/00
Pacific Rim Emerging Markets   -24.58%    -11.64%         -6.66%      10/04/94
Telecommunications               N/A         N/A         -40.89%      04/30/01
Science & Technology           -45.56%       N/A           1.36%      01/01/97
International Small Cap        -36.16%     -2.45%         -0.75%      03/04/96
Health Sciences                  N/A         N/A           0.85%      04/30/01
Aggressive Growth              -31.43%       N/A          -1.73%      01/01/97
Emerging Small Company         -27.97%       N/A           6.05%      01/01/97
Small Company Blend             -9.53%       N/A          -3.55%      05/03/99
Dynamic Growth                 -44.62%       N/A         -36.42%      05/01/00
Mid Cap Growth                   N/A         N/A         -22.00%      04/30/01
Mid Cap Opportunities            N/A         N/A         -21.10%      04/30/01
Mid Cap Stock                  -17.57%       N/A          -9.17%      05/03/99
All Cap Growth                 -29.39%      5.00%          5.32%      03/04/96
Financial Services               N/A         N/A         -13.34%      04/30/01
Overseas                       -26.91%     -3.37%         -0.11%      01/09/95
International Stock            -27.32%       N/A          -2.79%      01/01/97
International Value            -16.62%       N/A          -8.63%      05/03/99
Capital Appreciation           -24.43%       N/A         -30.35%      11/01/00
Strategic Opportunities        -21.51%      2.90%          8.81%      06/18/85
Quantitative Mid Cap             N/A         N/A         -24.00%      04/30/01
Global Equity                  -22.28%      2.90%          5.79%      03/18/88
Strategic Growth                 N/A         N/A         -17.90%      04/30/01
Growth                         -27.16%      1.20%          3.01%      07/15/96
Large Cap Growth               -23.88%      1.76%          5.33%      08/03/89
All Cap Value                    N/A         N/A          -6.06%      04/30/01
Capital Opportunities            N/A         N/A         -20.28%      04/30/01

Quantitative Equity            -28.63%      7.71%          8.92%      04/30/87
Blue Chip Growth               -20.91%      7.34%          7.58%      12/11/92
Utilities                        N/A         N/A         -30.35%      04/30/01
Real Estate Securities          -4.48%      0.39%          7.99%      04/30/87
Small Company Value             -1.35%       N/A          -0.80%      10/01/97
Mid Cap Value                    N/A         N/A          -2.51%      04/30/01
Value                           -4.23%       N/A           5.63%      01/01/97
Tactical Allocation            -19.78%       N/A         -14.23%      05/01/00
Fundamental Value                N/A         N/A         -12.62%      04/30/01
Growth & Income                -17.83%      7.74%         10.31%      04/23/91
U.S. Large Cap Value            -9.75%       N/A          -2.83%      05/03/99
Equity-Income                   -6.20%      8.09%         10.25%      02/19/93
Income & Value                  -6.49%      6.13%          6.89%      08/03/89
Balanced                       -16.83%       N/A          -1.22%      01/01/97
High Yield                     -12.46%       N/A          -1.40%      01/01/97
Strategic Bond                  -1.62%      2.64%          4.84%      02/19/93
Global Bond                     -6.91%     -1.80%          3.16%      03/18/88
Total Return                     0.26%       N/A           2.61%      05/03/99
Investment Quality Bond         -0.61%      3.68%          4.37%      06/18/85
Diversified Bond                -0.84%      5.10%          5.62%      08/03/89
U.S. Government Securities      -0.89%      3.75%          4.16%      03/18/88
Money Market                    -4.08%      1.91%          2.21%      06/18/85
Small Cap Index                 -6.01%       N/A          -6.64%      05/01/00
International Index            -28.12%       N/A         -17.51%      05/01/00
Mid Cap Index                   -9.00%       N/A          -6.67%      05/01/00
Total Stock Market Index       -17.95%       N/A         -13.32%      05/01/00
500 Index                      -18.84%       N/A         -13.68%      05/01/00
Lifestyle Aggressive 1000      -20.04%       N/A          -1.10%      01/07/97
Lifestyle Growth 820           -15.76%       N/A           1.56%      01/07/97
Lifestyle Balanced 640         -11.81%       N/A           2.90%      01/07/97
Lifestyle Moderate 460          -8.41%       N/A           3.93%      01/07/97
Lifestyle Conservative 280      -4.41%       N/A           4.59%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           21.07%       N/A           8.99%      10/13/97


Merrill Lynch Basic Value
Focus - Class B                 -3.65%       N/A           5.84%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                         -6.19%       N/A         -11.49%      10/13/97


  (A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

  (B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES


            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)


                       CALCULATED AS OF DECEMBER 31, 2001


                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)




                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER           DATE(A)
--------------------------------------------------------------------------------
Internet Technologies          -47.43%       N/A         -37.31%      05/01/00
Pacific Rim Emerging Markets   -20.35%    -10.98%         -6.44%      10/04/94
Telecommunications               N/A         N/A         -50.04%      04/30/01
Science & Technology           -42.67%       N/A           2.26%      01/01/97
International Small Cap        -32.68%     -1.70%         -0.13%      03/04/96
Health Sciences                  N/A         N/A          10.85%      04/30/01
Aggressive Growth              -27.64%       N/A          -0.84%      01/01/97
Emerging Small Company         -23.96%       N/A           6.81%      01/01/97
Small Company Blend             -4.35%       N/A          -1.62%      05/03/99
Dynamic Growth                 -41.68%       N/A         -34.06%      05/01/00
Mid Cap Growth                   N/A         N/A         -24.43%      04/30/01
Mid Cap Opportunities            N/A         N/A         -23.13%      04/30/01
Mid Cap Stock                  -12.89%       N/A          -7.34%      05/03/99
All Cap Growth                 -25.47%      5.69%          5.84%      03/04/96
Financial Services               N/A         N/A         -11.58%      04/30/01
Overseas                       -22.83%     -2.62%          0.29%      01/09/95
International Stock            -23.27%       N/A          -1.91%      01/01/97
International Value            -11.89%       N/A          -6.79%      05/03/99
Capital Appreciation           -20.20%       N/A         -26.60%      11/01/00
Strategic Opportunities        -17.09%      3.64%          8.84%      06/18/85
Quantitative Mid Cap             N/A         N/A         -27.31%      04/30/01
Global Equity                  -17.91%      3.65%          5.83%      03/18/88
Strategic Growth                 N/A         N/A         -18.44%      04/30/01
Growth                         -23.10%      1.99%          3.62%      07/15/96
Large Cap Growth               -19.60%      2.53%          5.36%      08/03/89
All Cap Value                    N/A         N/A          -0.27%      04/30/01
Capital Opportunities            N/A         N/A         -21.94%      04/30/01

Quantitative Equity           - 24.66%      8.33%          8.96%      04/30/87
Blue Chip Growth              - 16.45%      7.97%          7.67%      12/11/92
Utilities                        N/A         N/A        - 36.18%      04/30/01
Real Estate Securities           1.03%      1.19%          8.02%      04/30/87
Small Company Value             4.36%        N/A           0.27%      10/01/97
Mid Cap Value                    N/A         N/A           5.40%      04/30/01
Value                            1.29%       N/A           6.40%      01/01/97
Tactical Allocation           - 15.25%       N/A        - 11.02%      05/01/00
Fundamental Value                N/A         N/A        - 10.48%      04/30/01
Growth & Income               - 13.17%      8.36%         10.34%      04/23/91
U.S. Large Cap Value           - 4.58%       N/A         - 0.89%      05/03/99
Equity-Income                   -0.80%      8.71%         10.32%      02/19/93
Income & Value                 - 1.11%      6.79%          6.92%      08/03/89
Balanced                      - 12.11%       N/A         - 0.33%      01/01/97
High Yield                     - 7.46%       N/A         - 0.50%      01/01/97
Strategic Bond                   4.07%      3.39%          4.94%      02/19/93
Global Bond                     -1.56%     -1.03%          3.20%      03/18/88
Total Return                     6.08%       N/A           4.62%      05/03/99
Investment Quality Bond          5.14%      4.41%          4.41%      06/18/85
Diversified Bond                 4.90%      5.79%          5.66%      08/03/89
U.S. Government Securities       4.85%      4.48%          4.20%      03/18/88
Money Market                     1.46%      2.69%          2.25%      06/18/85
Small Cap Index                - 0.60%       N/A         - 3.14%      05/01/00
International Index           - 24.12%       N/A        - 14.43%      05/01/00
Mid Cap Index                  - 3.78%       N/A         - 3.17%      05/01/00
Total Stock Market Index      - 13.30%       N/A        - 10.08%      05/01/00
500 Index                     - 14.25%       N/A        - 10.45%      05/01/00
Lifestyle Aggressive 1000     - 15.53%       N/A         - 0.21%      01/07/97
Lifestyle Growth 820          - 10.97%       N/A           2.46%      01/07/97
Lifestyle Balanced 640         - 6.77%       N/A           3.76%      01/07/97
Lifestyle Moderate 460         - 3.15%       N/A           4.76%      01/07/97
Lifestyle Conservative 280       1.10%       N/A           5.40%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           27.12%       N/A           9.87%      10/13/97

Merrill Lynch Basic Value
Focus - Class B                  1.92%       N/A           6.79%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 0.79%       N/A        - 10.49%      10/13/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.

                           VEN 7 AND VEN 8 CONTRACTS

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES


           FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



               CALCULATED AS OF DECEMBER 31, 2001 SINCE INCEPTION




                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER          DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 49.48%       N/A        - 53.01%      05/01/00
Pacific Rim Emerging Markets  - 23.98%       N/A        - 10.47%      01/01/97
Telecommunications               N/A         N/A        - 40.37%      04/30/01
Science & Technology          - 45.00%       N/A           2.14%      01/01/97
International Small Cap       - 35.59%     -1.09%          0.06%      03/04/96
Health Sciences                  N/A         N/A           1.42%      04/30/01
Aggressive Growth             - 30.84%       N/A         - 0.87%      01/01/97
Emerging Small Company        - 27.38%       N/A           6.84%      01/01/97
Small Company Blend            - 8.90%       N/A         - 2.83%      05/03/99
Dynamic Growth                - 44.06%       N/A        - 46.20%      05/01/00
Mid Cap Growth                   N/A         N/A        - 21.45%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 20.56%      04/30/01
Mid Cap Stock                 - 16.95%       N/A         - 8.37%      05/03/99
All Cap Growth                - 28.80%      6.25%          6.09%      03/04/96
Financial Services               N/A         N/A        - 12.78%      04/30/01
Overseas                      - 26.32%     -1.98%         0.84%       01/09/95
International Stock           - 26.73%       N/A         - 1.94%      01/01/97
International Value           - 16.00%       N/A         - 7.86%      05/03/99
Capital Appreciation           -23.83%       N/A        - 29.36%      11/01/00
Strategic Opportunities       - 20.90%      4.24%          9.40%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 23.46%      04/30/01
Global Equity                 - 21.68%      4.25%          6.44%      03/18/88
Strategic Growth                 N/A         N/A        - 17.35%      04/30/01
Growth                        - 26.57%      2.55%          3.79%      07/15/96
Large Cap Growth              - 23.27%      3.12%          5.97%      08/03/89
All Cap Value                    N/A         N/A         - 5.49%      04/30/01
Capital Opportunities            N/A         N/A        - 19.74%      04/30/01
Quantitative Equity           - 28.04%       N/A           8.59%      01/01/97

Blue Chip Growth              - 20.30%      8.53%         8.29%       12/11/92
Utilities                        N/A         N/A        - 29.82%      04/30/01
Real Estate Securities          -3.84%       N/A           1.82%      01/01/97
Small Company Value            - 0.70%       N/A          0.33%       10/01/97
Mid Cap Value                    N/A         N/A         - 1.94%      04/30/01
Value                           -3.59%       N/A           6.48%      01/01/97
Tactical Allocation           - 19.17%       N/A        - 14.16%      05/01/00
Fundamental Value                N/A         N/A        - 12.06%      04/30/01
Growth & Income               - 17.22%      8.91%        10.90%       04/23/91
U.S. Large Cap Value           - 9.12%       N/A         - 2.09%      05/03/99
Equity-Income                  - 5.57%      9.30%        10.86%       02/19/93
Income & Value                 - 5.85%       7.41%        7.55%       08/03/89
Balanced                      - 16.21%       N/A         - 0.37%      01/01/97
High Yield                    - 11.84%       N/A         - 0.52%      01/01/97
Strategic Bond                 -0.97%        4.05%        5.55%       02/19/93
Global Bond                     -6.27%     -0.35%         3.87%       03/18/88
Total Return                     0.91%       N/A           3.40%      05/03/99
Investment Quality Bond          0.03%      5.07%         5.09%       06/18/85
Diversified Bond                -0.19%      6.43%         6.32%       08/03/89
U.S. Government Securities      -0.24%      5.13%         4.89%       03/18/88
Money Market                   - 3.44%      3.35%         2.99%       06/18/85
Small Cap Index                - 5.37%       N/A         - 7.51%      05/01/00
International Index           - 27.53%       N/A        - 22.92%      05/01/00
Mid Cap Index                  - 8.37%       N/A         - 1.68%      05/01/00
Total Stock Market Index      - 17.34%       N/A        - 16.72%      05/01/00
500 Index                     - 18.23%       N/A        - 16.99%      05/01/00
Lifestyle Aggressive 1000     - 19.44%       N/A         - 0.23%      01/07/97
Lifestyle Growth 820          - 15.14%       N/A           2.44%      01/07/97
Lifestyle Balanced 640        - 11.19%       N/A           3.77%      01/07/97
Lifestyle Moderate 460         - 7.77%       N/A           4.79%      01/07/97
Lifestyle Conservative 280     - 3.77%       N/A           5.45%      01/07/97
Merrill Lynch Small Cap
Value Focus - Class B           21.81%       N/A          10.11%      10/13/97


Merrill Lynch Basic Value
Focus - Class B                - 3.00%       N/A           6.87%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 5.55%       N/A        - 10.19%      10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.


(B)  10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES


            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)


                       CALCULATED AS OF DECEMBER 31, 2001



                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER          DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 49.48%       N/A        - 53.01%      05/01/00
Pacific Rim Emerging Markets  - 23.98%    -10.60%         -5.65%      10/04/94
Telecommunications               N/A         N/A        - 40.37%      04/30/01
Science & Technology          - 45.00%       N/A           2.14%      01/01/97
International Small Cap       - 35.59%     -1.09%          0.06%      03/04/96
Health Sciences                  N/A         N/A           1.42%      04/30/01
Aggressive Growth             - 30.84%       N/A         - 0.87%      01/01/97
Emerging Small Company        - 27.38%       N/A           6.84%      01/01/97
Small Company Blend            - 8.90%       N/A         - 2.83%      05/03/99
Dynamic Growth                - 44.06%       N/A        - 46.20%      05/01/00
Mid Cap Growth                   N/A         N/A        - 21.45%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 20.56%      04/30/01
Mid Cap Stock                 - 16.95%       N/A         - 8.37%      05/03/99
All Cap Growth                - 28.80%      6.25%          6.09%      03/04/96
Financial Services               N/A         N/A        - 12.78%      04/30/01
Overseas                      - 26.32%     -1.98%          0.84%      01/09/95
International Stock           - 26.73%       N/A         - 1.94%      01/01/97
International Value           - 16.00%       N/A         - 7.86%      05/03/99
Capital Appreciation           -23.83%       N/A        - 29.36%      11/01/00
Strategic Opportunities       - 20.90%      4.24%          9.40%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 23.46%      04/30/01
Global Equity                 - 21.68%      4.25%          6.44%      03/18/88
Strategic Growth                 N/A         N/A        - 17.35%      04/30/01
Growth                        - 26.57%      2.55%          3.79%      07/15/96
Large Cap Growth              - 23.27%      3.12%          5.97%      08/03/89
All Cap Value                    N/A         N/A         - 5.49%      04/30/01
Capital Opportunities            N/A         N/A        - 19.74%      04/30/01

Quantitative Equity           - 28.04%      8.87%          9.60%      04/30/87
Blue Chip Growth              - 20.30%      8.53%          8.29%      12/11/92
Utilities                        N/A         N/A        - 29.82%      04/30/01
Real Estate Securities          -3.84%      1.88%          8.66%      04/30/87
Small Company Value            - 0.70%       N/A           0.33%      10/01/97
Mid Cap Value                    N/A         N/A         - 1.94%      04/30/01
Value                           -3.59%       N/A           6.48%      01/01/97
Tactical Allocation           - 19.17%       N/A        - 14.16%      05/01/00
Fundamental Value                N/A         N/A        - 12.06%      04/30/01
Growth & Income               - 17.22%      8.91%         10.90%      04/23/91
U.S. Large Cap Value           - 9.12%       N/A         - 2.09%      05/03/99
Equity-Income                  - 5.57%      9.30%         10.86%      02/19/93
Income & Value                 - 5.85%      7.41%          7.55%      08/03/89
Balanced                      - 16.21%       N/A         - 0.37%      01/01/97
High Yield                    - 11.84%       N/A         - 0.52%      01/01/97
Strategic Bond                 -0.97%       4.05%          5.55%      02/19/93
Global Bond                     -6.27%     -0.35%          3.87%      03/18/88
Total Return                     0.91%       N/A           3.40%      05/03/99
Investment Quality Bond          0.03%      5.07%          5.09%      06/18/85
Diversified Bond                -0.19%      6.43%          6.32%      08/03/89
U.S. Government Securities      -0.24%      5.13%          4.89%      03/18/88
Money Market                   - 3.44%      3.35%          2.99%      06/18/85
Small Cap Index                - 5.37%       N/A         - 7.51%      05/01/00
International Index           - 27.53%       N/A        - 22.92%      05/01/00
Mid Cap Index                  - 8.37%       N/A         - 1.68%      05/01/00
Total Stock Market Index      - 17.34%       N/A        - 16.72%      05/01/00
500 Index                     - 18.23%       N/A        - 16.99%      05/01/00
Lifestyle Aggressive 1000     - 19.44%       N/A         - 0.23%      01/07/97
Lifestyle Growth 820          - 15.14%       N/A           2.44%      01/07/97
Lifestyle Balanced 640        - 11.19%       N/A           3.77%      01/07/97
Lifestyle Moderate 460         - 7.77%       N/A           4.79%      01/07/97
Lifestyle Conservative 280     - 3.77%       N/A           5.45%      01/07/97

Merrill Lynch Small Cap         21.81%       N/A          10.11%      10/13/97
Value Focus - Class B


Merrill Lynch Basic Value      - 3.00%       N/A           6.87%      10/13/97
Focus - Class B

Merrill Lynch Developing       - 5.55%       N/A        - 10.19%      10/13/97
Capital Markets Focus -
Class B


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES


            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)


                       CALCULATED AS OF DECEMBER 31, 2001



                                                    SINCE INCEPTION
                                                     OR 10 YEARS,
                                                     WHICHEVER IS     INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR      SHORTER          DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 46.85%       N/A        - 51.77%      05/01/00
Pacific Rim Emerging Markets  - 19.71%    -10.09%         -5.58%      10/04/94
Telecommunications               N/A         N/A        - 37.16%      04/30/01
Science & Technology          - 42.07%       N/A           2.71%      01/01/97
International Small Cap       - 32.06%     -1.05%          0.41%      03/04/96
Health Sciences                  N/A         N/A           7.31%      04/30/01
Aggressive Growth             - 27.02%       N/A         - 0.28%      01/01/97
Emerging Small Company        - 23.33%       N/A           7.33%      01/01/97
Small Company Blend            - 3.67%       N/A         - 1.09%      05/03/99
Dynamic Growth                - 41.08%       N/A        - 44.65%      05/01/00
Mid Cap Growth                   N/A         N/A        - 17.03%      04/30/01
Mid Cap Opportunities            N/A         N/A        - 16.08%      04/30/01
Mid Cap Stock                 - 12.24%       N/A         - 6.75%      05/03/99
All Cap Growth                - 24.84%      6.29%          6.38%      03/04/96
Financial Services               N/A         N/A         - 7.81%      04/30/01
Overseas                      - 22.20%     -1.93%          0.88%      01/09/95
International Stock           - 22.64%       N/A         - 1.36%      01/01/97
International Value           - 11.23%       N/A         - 6.23%      05/03/99
Capital Appreciation           -19.56%       N/A        - 25.99%      11/01/00
Strategic Opportunities       - 16.44%      4.28%          9.43%      06/18/85
Quantitative Mid Cap             N/A         N/A        - 19.17%      04/30/01
Global Equity                 - 17.26%      4.29%          6.47%      03/18/88
Strategic Growth                 N/A         N/A        - 12.67%      04/30/01
Growth                        - 22.47%      2.59%          4.14%      07/15/96
Large Cap Growth              - 18.96%      3.15%          6.00%      08/03/89
All Cap Value                    N/A         N/A         - 0.05%      04/30/01
Capital Opportunities            N/A         N/A        - 15.20%      04/30/01

Quantitative Equity           - 24.03%      8.91%          9.63%      04/30/87
Blue Chip Growth              - 15.80%      8.56%          8.33%      12/11/92
Utilities                        N/A         N/A        - 25.93%      04/30/01
Real Estate Securities           1.71%      1.93%          8.69%      04/30/87
Small Company Value              5.05%       N/A           1.04%      10/01/97
Mid Cap Value                    N/A         N/A           3.74%      04/30/01
Value                            1.97%       N/A           6.99%      01/01/97
Tactical Allocation           - 14.60%       N/A        - 11.27%      05/01/00
Fundamental Value                N/A         N/A         - 7.04%      04/30/01
Growth & Income               - 12.52%      8.95%         10.93%      04/23/91
U.S. Large Cap Value           - 3.91%       N/A         - 0.33%      05/03/99
Equity-Income                  - 0.13%      9.34%         10.90%      02/19/93
Income & Value                 - 0.43%      7.45%          7.59%      08/03/89
Balanced                      - 11.45%       N/A           0.22%      01/01/97
High Yield                     - 6.80%       N/A           0.07%      01/01/97
Strategic Bond                   4.76%      4.10%          5.59%      02/19/93
Global Bond                     -0.88%    - 0.30%          3.91%      03/18/88
Total Return                     6.77%       N/A           5.21%      05/03/99
Investment Quality Bond          5.83%      5.11%          5.13%      06/18/85
Diversified Bond                 5.59%      6.47%          6.36%      08/03/89
U.S. Government Securities       5.54%      5.18%          4.93%      03/18/88
Money Market                     2.14%      3.40%          3.03%      06/18/85
Small Cap Index                  0.08%       N/A         - 4.35%      05/01/00
International Index           - 23.49%       N/A        - 20.39%      05/01/00
Mid Cap Index                  - 3.11%       N/A           1.71%      05/01/00
Total Stock Market Index      - 12.65%       N/A        - 13.93%      05/01/00
500 Index                     - 13.60%       N/A        - 14.22%      05/01/00
Lifestyle Aggressive 1000     - 14.88%       N/A           0.36%      01/07/97
Lifestyle Growth 820          - 10.31%       N/A           3.02%      01/07/97
Lifestyle Balanced 640         - 6.11%       N/A           4.33%      01/07/97
Lifestyle Moderate 460         - 2.48%       N/A           5.33%      01/07/97
Lifestyle Conservative 280       1.78%       N/A           5.98%      01/07/97
Merrill Lynch Small Cap         27.86%       N/A          10.69%      10/13/97
Value Focus - Class B

Merrill Lynch Basic Value
Focus - Class B                  2.60%       N/A           7.49%      10/13/97

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 0.11%       N/A         - 9.56%      10/13/97


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)  10 year average annual return.

                                    * * * * *

      In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or the Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


      The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     -    daily updates on:

          -  accumulation unit values,

          -  variable annuity participants and transactions,

          -  agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners;

     -    and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


      Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2001, 2000 and 1999 were $202,486,965, $251,409,183 and $183,494,1160, respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of North America Separate Account A Years ended December 31, 2001 and 2000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000


                                    CONTENTS

Report of Independent Auditors..............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.............................  3
Statements of Operations and Changes in Contract Owners' Equity.............  5
Notes to Financial Statements............................................... 26

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (comprising, respectively, the Strategic Opportunities, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Basic Value Focus, Special Value Focus and Developing Capital Markets Focus Sub-Accounts) of The Manufacturers Life Insurance Company of North America as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        ERNST & YOUNG LLP


Boston, Massachusetts
March 15, 2002

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS
  Investments at market value:
    Sub-accounts held by Manufacturers Investment Trust:
      Strategic Opportunities Portfolio-- 71,306,314 shares (cost
        $1,221,207,424)                                                          $  901,311,814
      Investment Quality Bond Portfolio-- 23,721,856 shares (cost
        $277,049,109)                                                               281,103,989
      Growth & Income Portfolio-- 82,807,400 shares (cost $2,255,761,475)         1,979,924,926
      Blue Chip Growth Portfolio-- 76,881,840 shares (cost $1,461,872,664)        1,217,039,531
      Money Market Portfolio-- 100,132,617 shares (cost $1,001,326,165)           1,001,326,165
      Global Equity Portfolio -- 34,002,731 shares (cost $561,861,656)              442,035,499
      Global Bond Portfolio-- 7,513,212 shares (cost $89,154,352)                    86,251,669
      U.S. Government Securities Portfolio-- 22,057,812 shares (cost
        $297,635,843)                                                               302,633,183
      Diversified Bond Portfolio-- 19,920,991 shares (cost $209,067,667)            210,963,290
      Income & Value Portfolio-- 49,042,095 shares (cost $538,643,371)              496,796,420
      Large Cap Growth Portfolio-- 41,558,648 shares (cost $535,320,904)            411,015,028
      Equity-Income Portfolio-- 57,017,812 shares (cost $909,863,673)               862,679,499
      Strategic Bond Portfolio-- 18,836,951 shares (cost $203,500,783)              202,308,855
      Overseas Portfolio-- 28,971,679 shares (cost $309,681,678)                    247,997,570
      Growth Portfolio-- 23,757,035 shares (cost $518,690,375)                      331,410,642
      All Cap Growth Portfolio-- 36,139,231 shares (cost $734,209,508)              533,053,663
      International Small Cap Portfolio-- 10,751,817 shares (cost
        $198,991,438)                                                               121,495,530
      Pacific Rim Emerging Markets Portfolio-- 5,605,514 shares (cost
        $42,859,970)                                                                 37,276,665
      Science & Technology Portfolio-- 42,987,932 shares (cost
        $1,175,965,783)                                                             551,535,168
      Emerging Small Company Portfolio -- 7,441,394 shares (cost
        $259,157,427)                                                               193,922,733
      Aggressive Growth Portfolio-- 18,804,662 shares (cost $342,889,869)           248,597,637
      International Stock Portfolio-- 11,396,704 shares (cost $138,229,175)         109,294,393
      Quantitative Equity Portfolio-- 14,366,088 shares (cost $333,758,481)         247,096,715
      Value Portfolio-- 16,236,695 shares (cost $260,822,931)                       267,418,360
      Real Estate Securities Portfolio-- 4,759,225 shares (cost $71,735,846)         73,863,177
      Balanced Portfolio-- 5,511,279 shares (cost $92,776,362)                       74,843,169
      High Yield Portfolio-- 13,537,250 shares (cost $150,798,398)                  133,748,028
      Lifestyle Aggressive 1000 Portfolio -- 9,191,217 shares (cost
        $114,213,246)                                                                95,037,182
      Lifestyle Growth 820 Portfolio-- 38,864,531 shares (cost $501,870,399)        437,225,977
      Lifestyle Balanced 640 Portfolio-- 38,290,545 shares (cost
        $489,847,831)                                                               452,594,244
      Lifestyle Moderate 460 Portfolio-- 13,916,750 shares (cost
        $180,006,697)                                                               168,531,837
      Lifestyle Conservative 280 Portfolio-- 8,171,466 shares (cost
        $105,821,690)                                                               105,738,771
      Small Company Value Portfolio -- 9,373,648 shares (cost $121,788,549)         129,356,338
      International Value Portfolio-- 7,170,430 shares (cost $80,824,934)            75,576,337
      Small Company Blend Portfolio-- 9,808,706 shares (cost $122,287,358)          107,699,594
      Total Return Portfolio -- 27,174,648 shares (cost $363,566,230)               377,184,115
      U.S. Large Cap Value Portfolio--24,186,873 shares (cost $304,985,250)         304,996,468
      Mid Cap Stock Portfolio-- 10,181,917 shares (cost $114,389,919)               109,659,241

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)
                                December 31, 2001

ASSETS (CONTINUED)
      Tactical Allocation Portfolio -- 6,814,567 shares (cost $75,236,021)          $68,418,252
      Dynamic Growth Portfolio -- 18,972,973 shares (cost $145,778,338)              90,311,350
      Internet Technologies Portfolio-- 9,546,088 shares (cost $67,897,163)          36,179,674
      International Index Portfolio -- 1,489,073 shares (cost $14,428,645)           12,686,905
      Total Stock Market Index Portfolio-- 2,583,358 shares (cost $27,034,675)       25,291,072
      500 Index Portfolio-- 15,713,287 shares (cost $164,659,009)                   154,147,342
      Mid Cap Index Portfolio-- 2,932,942 shares (cost $37,104,764)                  37,600,321
      Small Cap Index Portfolio-- 2,258,392 shares (cost $24,886,955)                25,474,661
      Capital Appreciation Portfolio -- 3,017,659 shares (cost $27,369,631)          27,008,052
      Telecommunications Portfolio -- 1,011,829 shares (cost $8,302,695)              8,023,806
      Health Sciences Portfolio -- 3,289,373 shares (cost $42,395,354)               44,538,109
      Mid Cap Growth Portfolio -- 2,299,209 shares (cost $23,516,759)                24,072,717
      Mid Cap Opportunities Portfolio -- 1,229,323 shares (cost $12,495,398)         13,018,527
      Financial Services Portfolio -- 1,831,499 shares (cost $21,098,434)            21,300,332
      Quantitative Mid Cap Portfolio -- 424,611 shares (cost $4,458,888)              4,331,032
      Strategic Growth Portfolio -- 4,063,155 shares (cost $43,926,460)              44,775,968
      All Cap Value Portfolio -- 1,475,995 shares (cost $17,570,739)                 18,612,296
      Capital Opportunities Portfolio -- 2,659,354 shares (cost $28,193,711)         28,455,090
      Utilities Portfolio -- 1,660,632 shares (cost $16,824,533)                     15,443,876
      Mid Cap Value Portfolio -- 5,430,356 shares (cost $67,672,757)                 70,920,450
      Fundamental Value Portfolio -- 7,688,596 shares (cost $88,889,419)             90,187,236

    Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Portfolio-- 3,426,444 shares (cost $47,082,489)              46,017,149
      Special Value Focus Portfolio-- 1,026,720 shares (cost $23,295,722)            25,709,074
      Developing Capital Markets Focus Portfolio-- 227,521 shares (cost
        $2,062,905)                                                                   1,672,277
                                                                                ---------------
Total assets                                                                    $14,864,738,990
                                                                                ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                      $14,848,662,429
Annuity reserves                                                                     16,076,561
                                                                                ---------------
Total contract owners' equity                                                   $14,864,738,990
                                                                                ===============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                SUB-ACCOUNT
                           ------------------------------------------------------------------------------------------
                             STRATEGIC OPPORTUNITIES(1)      INVESTMENT QUALITY BOND           GROWTH & INCOME
                           ------------------------------  --------------------------  ------------------------------
                               YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           ------------------------------  --------------------------  ------------------------------
                               2001            2000            2001          2000            2001            2000
                           --------------  --------------  ------------  ------------  --------------  --------------
Income:
  Dividends                $  158,636,799    $207,385,361   $14,907,454   $16,068,154    $119,515,267    $172,497,819

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    15,181,277      19,140,237     3,720,093     3,037,122      31,449,972      39,106,144
                           --------------  --------------  ------------  ------------  --------------  --------------
Net investment income
  (loss)                      143,455,522     188,245,124    11,187,361    13,031,032      88,065,295     133,391,675

Net realized gain (loss)     (143,160,911)      1,518,215    (2,276,030)   (4,860,035)     72,972,314     205,723,802
Unrealized appreciation
  (depreciation) during
  the period                 (198,199,647)   (293,755,736)    3,611,691     7,652,144    (472,607,901)   (573,777,887)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                 (197,905,036)   (103,992,397)   12,523,022    15,823,141   (311,570,292)    (234,662,410)

Changes from principal
  transactions:
    Purchase payments          56,606,793     101,596,423    26,390,246    16,914,727     124,307,682     266,944,260
    Transfers between
      sub-accounts and
      the Company             (34,343,112)    (17,644,852)   59,617,897   (10,162,552)    (91,406,127)     43,977,681
    Withdrawals              (131,318,186)   (209,796,618)  (30,744,594)  (27,879,309)   (238,811,128)   (339,279,830)
    Annual contract fee          (749,801)       (609,450)     (147,661)      (82,707)     (1,475,340)     (1,102,606)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions    (109,804,306)    (126,454,497)   55,115,888   (21,209,841)   (207,384,913)    (29,460,495)
                           --------------  --------------  ------------  ------------  --------------  --------------

Total increase (decrease)
  in contract owners'
  equity                     (307,709,342)   (230,446,894)   67,638,910    (5,386,700)   (518,955,205)   (264,122,905)
Contract owners' equity
  at beginning of period    1,209,021,156   1,439,468,050   213,465,079   218,851,779   2,498,880,131   2,763,003,036
                           --------------  --------------  ------------  ------------  --------------  --------------

Contract owners' equity
  at end of period         $  901,311,814  $1,209,021,156  $281,103,989  $213,465,079  $1,979,924,926  $2,498,880,131
                           ==============  ==============  ============  ============  ==============  ==============


(1) On April 30, 2001, Mid Cap Blend Sub-Account was renamed to Strategic Opportunities through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                      SUB-ACCOUNT
                           ---------------------------------------------------------------------------------------------
                                   BLUE CHIP GROWTH                   MONEY MARKET                 GLOBAL EQUITY
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           -------------------------------   -----------------------------   ---------------------------
                                2001             2000             2001            2000           2001          2000
                           --------------   --------------   --------------   ------------   ------------   ------------
Income:
  Dividends                $   99,905,894      $68,456,785      $28,211,049    $36,972,986    $88,125,057    $82,383,211

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    19,141,635       22,602,760       12,487,746      9,520,861      7,387,678      9,106,124
                           --------------   --------------   --------------   ------------   ------------   ------------
Net investment income
  (loss)                       80,764,259       45,854,025       15,723,303     27,452,125     80,737,379     73,277,087

Net realized gain (loss)      (12,231,924)     105,083,092       (2,597,294)      (279,759)   (42,801,830)    (4,808,176)
Unrealized appreciation
 (depreciation) during
 the period                  (322,520,628)    (223,839,731)               0              0   (139,257,810)    (8,909,999)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (253,988,293)      (72,902,614)      13,126,009     27,172,366   (101,322,261)    59,558,912

Changes from principal
  transactions:
    Purchase payments         112,606,890      259,700,042      431,610,422    456,112,648     23,023,468     25,181,486
    Transfers between
      sub-accounts and
      the Company             (60,999,936)     103,228,451      216,102,162   (441,973,830)   (31,014,046)   (85,629,338)
    Withdrawals              (130,474,421)    (170,380,105)    (292,643,160)  (279,553,607)   (70,393,478)  (110,490,713)
    Annual contract fee        (1,102,157)        (685,340)        (418,355)      (203,690)      (299,939)      (283,267)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                (79,969,624)     191,863,048      354,651,069   (265,618,479)   (78,683,995)  (171,221,832)
                           --------------   --------------   --------------   ------------   ------------   ------------

Total increase (decrease)
  in contract owners'
  equity                     (333,957,917)     118,960,434      367,777,078   (238,446,113)  (180,006,256)  (111,662,920)
Contract owners' equity
   at beginning of period   1,550,997,448    1,432,037,014      633,549,087    871,995,200    622,041,755    733,704,675
                           --------------   --------------   --------------   ------------   ------------   ------------

Contract owners' equity
  at end of period         $1,217,039,531   $1,550,997,448   $1,001,326,165   $633,549,087   $442,035,499   $622,041,755
                           ==============   ==============   ==============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------------
                                      GLOBAL BOND               U.S. GOVERNMENT SECURITIES              DIVERSIFIED BOND
                                 YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                             ------------------------------    ------------------------------    ------------------------------
                                 2001             2000             2001             2000              2001             2000
                             -------------    -------------    -------------    -------------    -------------    -------------
Income:
  Dividends                  $           0    $   3,796,523    $  13,400,175    $  14,725,566    $   9,638,263    $  18,151,051

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                      1,387,312        1,597,181        3,672,169        2,842,672        2,648,970        2,125,400
                             -------------    -------------    -------------    -------------    -------------    -------------
Net investment income
  (loss)                        (1,387,312)       2,199,342        9,728,006       11,882,894        6,989,293       16,025,651

Net realized gain (loss)        (2,851,981)     (11,963,988)       2,449,653       (3,191,977)        (792,261)      (5,295,132)
Unrealized appreciation
  (depreciation) during
  the period                     3,632,952        9,154,777         (599,224)       8,615,164        2,994,425        1,528,892
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                      (606,341)        (609,869)      11,578,435       17,306,081        9,191,457       12,259,411

Changes from principal
  transactions:
    Purchase payments            5,332,898        5,361,206       39,333,317       13,155,701       25,091,797       12,157,844
    Transfers between
      sub-accounts and
      the Company              (12,844,346)      (7,856,997)      73,820,301      (18,953,949)      44,297,965        1,918,182
    Withdrawals                (13,732,325)     (25,959,005)     (30,120,170)     (33,547,249)     (23,385,648)     (28,053,888)
    Annual contract fee            (48,542)         (45,150)        (124,080)         (73,284)        (102,997)         (71,435)
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                 (21,292,315)     (28,499,946)      82,909,368      (39,418,781)      45,901,117      (14,049,297)
                             -------------    -------------    -------------    -------------    -------------    -------------

Total increase (decrease)
  in contract owners' equity   (21,898,656)     (29,109,815)      94,487,803      (22,112,700)      55,092,574       (1,789,886)
Contract owners' equity at
  beginning of period          108,150,325      137,260,140      208,145,380      230,258,080      155,870,716      157,660,602
                             -------------    -------------    -------------    -------------    -------------    -------------

Contract owners' equity
  at end of period           $  86,251,669    $ 108,150,325    $ 302,633,183    $ 208,145,380    $ 210,963,290    $ 155,870,716
                             =============    =============    =============    =============    =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------
                                   INCOME & VALUE                   LARGE CAP GROWTH               EQUITY-INCOME
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                             -----------------------------     ---------------------------   ---------------------------
                                 2001             2000             2001           2000           2001          2000
                             ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                   $23,585,482     $128,856,471      $17,705,628    $65,696,039    $85,764,180    $95,309,005

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                     7,011,496        7,694,963        6,206,333      6,562,245     11,834,272     10,430,531
                             ------------     ------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)                16,573,986      121,161,508       11,499,295     59,133,794     73,929,908     84,878,474

Net realized gain (loss)      (18,593,563)     (15,429,958)     (65,339,356)     6,932,994    (12,819,349)     4,603,997
Unrealized appreciation
  (depreciation) during
  the period                     (634,738)     (87,992,790)     (37,845,761)  (147,796,443)   (64,467,673)   (17,064,655)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from operations       (2,654,315)      17,738,760      (91,685,822)   (81,729,655)    (3,357,114)    72,417,816

Changes from principal
  transactions:
    Purchase payments          31,551,107       26,083,194       63,425,417    135,377,279     79,405,985    47,439,755
    Transfers between
      sub-accounts and
      the Company              36,535,472      (43,139,054)      10,516,257    111,395,736    134,126,211   ( 82,856,050)
    Withdrawals               (66,463,920)     (98,995,592)     (40,705,922)   (52,222,116)   (98,443,168)  (101,021,875)
    Annual contract fee          (325,416)        (292,999)       (463,395)       (234,621)      (467,542)      (300,000)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        1,297,243     (116,344,451)      32,772,357    194,316,278    114,621,486   (136,738,170)
                             ------------     ------------     ------------   ------------   ------------   ------------
Total increase (decrease)
  in contract owners'
  equity                       (1,357,072)     (98,605,691)     (58,913,465)   112,586,623    111,264,372    (64,320,354)
Contract owners' equity
  at beginning of period      498,153,492      596,759,183      469,928,493    357,341,870    751,415,127    815,735,481
                             ------------     ------------     ------------   ------------   ------------   ------------
Contract owners' equity
  at end of period           $496,796,420     $498,153,492     $411,015,028   $469,928,493   $862,679,499   $751,415,127
                             ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                   STRATEGIC BOND                       OVERSEAS                      GROWTH
                            -----------------------------   -----------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                  $16,040,950      $20,125,562      $27,986,915    $29,237,688             $0    $60,698,434

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    3,072,703        3,267,126        4,357,094      5,312,275      5,858,783      9,107,473
                            ------------     ------------     ------------   ------------   ------------   ------------
Net investment income
  (loss)                      12,968,247       16,858,436       23,629,821     23,925,413     (5,858,783)    51,590,961

Net realized gain (loss)     (12,391,153)      (8,786,838)     (88,794,763)    22,246,460    (96,442,776)    23,324,830
Unrealized appreciation
  (depreciation) during
  the period                   6,922,851        4,526,864      (10,069,902)  (120,214,661)   (16,918,973)  (282,682,889)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   7,499,945       12,598,462      (75,234,844)   (74,042,788)  (119,220,532)  (207,767,098)

Changes from principal
  transactions:
   Purchase payments          14,486,231       14,224,706       24,798,315     81,033,196     26,039,994    143,799,101
   Transfers between
     sub-accounts and
     the Company              (7,309,273)     (23,800,359)     (28,143,569)    71,221,845    (74,191,581)   146,926,128
   Withdrawals               (28,783,854)     (36,563,833)     (32,049,798)   (36,864,648)   (36,638,753)   (55,952,151)
   Annual contract fee           (95,459)         (73,839)        (250,246)      (126,801)      (434,157)      (267,709)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions               (21,702,355)     (46,213,325)     (35,645,298)   115,263,592    (85,224,497)   234,505,369
                            ------------     ------------     ------------   ------------   ------------   ------------

Total increase
  (decrease) in
  contract owners' equity    (14,202,410)     (33,614,863)    (110,880,142)    41,220,804   (204,445,029)    26,738,271
Contract owners' equity
  at beginning of period     216,511,265      250,126,128      358,877,712    317,656,908    535,855,671    509,117,400
                            ------------     ------------     ------------   ------------   ------------   ------------

Contract owners' equity
  at end of period          $202,308,855     $216,511,265     $247,997,570   $358,877,712   $331,410,642   $535,855,671
                            ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                  ALL CAP GROWTH(2)             INTERNATIONAL SMALL CAP    PACIFIC RIM EMERGING MARKETS
                            -----------------------------     ---------------------------    --------------------------
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------    --------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------    -----------    -----------
Income:
  Dividends                  $36,338,213      $50,593,333     $          0    $49,840,813       $189,533       $250,797

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    8,779,604       11,195,251        2,268,952      3,686,749        673,054      1,023,867
                            ------------     ------------     ------------   ------------    -----------    -----------
Net investment income
  (loss)                      27,558,609       39,398,082       (2,268,952)    46,154,064       (483,521)      (773,070)

Net realized gain (loss)     (52,498,441)      44,666,187      (75,086,334)    11,637,764    (11,109,334)     1,067,099
Unrealized appreciation
  (depreciation) during
  the period                (164,637,059)    (205,068,014)      11,898,270   (160,394,277)     2,933,651    (18,274,248)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (189,576,891)    (121,003,745)     (65,457,016)  (102,602,449)    (8,659,204)   (17,980,219)

Changes from principal
  transactions:

    Purchase payments         59,975,314      197,502,417       12,973,521     88,505,705      2,885,796     22,426,542
    Transfers between
      sub-accounts and
      the Company            (38,003,469)     168,562,170      (30,276,745)    71,390,906    (12,909,667)    (7,310,646)
    Withdrawals              (48,430,034)     (70,464,668)     (13,420,646)   (22,334,423)    (3,411,960)    (5,352,849)
    Annual contract fee         (555,856)        (282,698)        (204,479)       (94,638)       (62,569)       (30,253)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions     (27,014,045)     295,317,221      (30,928,349)   137,467,550    (13,498,400)     9,732,794
                            ------------     ------------     ------------   ------------    -----------    -----------

Total increase
  (decrease) in
  contract owners'
  equity                    (216,590,936)     174,313,476      (96,385,365)    34,865,101    (22,157,604)    (8,247,425)

Contract owners'
  equity at beginning
  of period                  749,644,599      575,331,123      217,880,895    183,015,794     59,434,269     67,681,694
                            ------------     ------------     ------------   ------------    -----------    -----------

Contract owners'
  equity at end
  of period                 $533,053,663     $749,644,599     $121,495,530   $217,880,895    $37,276,665    $59,434,269
                            ============     ============     ============   ============    ===========    ===========


(2) On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                SCIENCE & TECHNOLOGY            EMERGING SMALL COMPANY           AGGRESSIVE GROWTH
                            -----------------------------     ---------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001           2000               2001           2000           2001           2000
                            ------------   --------------     ------------   ------------   ------------   ------------
Income:
  Dividends                 $ 38,026,075   $   30,984,269     $  7,806,044   $ 18,181,415   $          0   $          0

Expenses:
  Mortality and
    expense risk and
    administrative
    charges                   10,141,645       17,606,870        2,929,835      3,158,927      3,954,802      3,700,752
                            ------------   --------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)               27,884,430       13,377,399        4,876,209     15,022,488     (3,954,802)    (3,700,752)

Net realized gain
  (loss)                    (180,117,412)      73,111,691      (33,916,723)    24,781,412    (19,318,842)    22,160,342
Unrealized
  appreciation
  (depreciation)
  during the period         (272,045,635)    (609,701,574)     (31,168,072)   (71,226,705)   (69,208,391)   (50,553,904)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (424,278,617)    (523,212,484)     (60,208,586)   (31,422,805)   (92,482,035)   (32,094,314)

Changes from principal
  transactions:
    Purchase payments         74,905,484      375,238,009       29,781,989     88,275,621     46,793,941    139,587,411
    Transfers between
      sub-accounts
      and the Company        (43,566,540)     328,600,573       (8,839,605)    93,870,947    (18,932,333)   131,983,782
    Withdrawals              (54,798,116)     (85,011,925)     (13,373,730)   (17,506,692)   (18,504,165)   (19,504,041)
    Annual contract
      fee                       (918,586)        (567,673)        (227,334)      (72,800)       (345,065)      (101,186)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions               (24,377,758)     618,258,984        7,341,320    164,567,076      9,012,378    251,965,966
                            ------------   --------------     ------------   ------------   ------------   ------------

Total increase
  (decrease)
  in contract
  owners' equity            (448,656,375)      95,046,500      (52,867,266)   133,144,271    (83,469,657)   219,871,652
Contract owners'
  equity at
  beginning of period      1,000,191,543      905,145,043      246,789,999    113,645,728    332,067,294    112,195,642
                           -------------   --------------     ------------   ------------   ------------   ------------

Contract owners'
  equity at end
  of period                $ 551,535,168   $1,000,191,543     $193,922,733   $246,789,999   $248,597,637   $332,067,294
                           =============   ==============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           INTERNATIONAL STOCK             QUANTITATIVE EQUITY                    VALUE
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   5,474,463   $     587,742   $  44,139,549   $  29,985,988   $   6,520,750   $           0

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges               1,738,417       1,848,550       4,237,735       4,118,616       3,400,043       1,807,351
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)           3,736,046      (1,260,808)     39,901,814      25,867,372       3,120,707      (1,807,351)

Net realized gain
  (loss)                (17,050,390)        (34,568)    (45,685,915)      9,348,288       8,719,270      (6,402,959)
Unrealized
  appreciation
  (depreciation)
  during the
  period                (17,063,153)    (21,530,458)    (77,823,593)    (31,278,573)    (12,616,845)     34,265,188
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations            (30,377,497)    (22,825,834)    (83,607,694)      3,937,087        (776,868)     26,054,878

Changes from
  principal
  transactions:
    Purchase
      payments           16,765,577      41,030,648      39,889,290      65,879,887      43,358,003      13,981,057
    Transfers
      between sub-
      accounts and
      the Company        (4,958,900)     31,041,113     (30,380,517)    107,902,641      89,667,963       2,554,059
    Withdrawals          (9,523,302)     (9,853,897)    (27,248,506)    (25,638,236)    (19,880,416)    (10,944,275)
    Annual contract
      fee                  (123,486)        (50,493)       (235,128)       (108,277)       (152,336)        (49,911)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions            2,159,889      62,167,371     (17,974,861)    148,036,015     112,993,214       5,540,930
                      -------------   -------------   -------------   -------------   -------------   -------------

Total increase
  (decrease)
  in contract
  owners' equity        (28,217,608)     39,341,537    (101,582,555)    151,973,102     112,216,346      31,595,808

Contract owners'
  equity at
  beginning of
  period                137,512,001      98,170,464     348,679,270     196,706,168     155,202,014     123,606,206
                      -------------   -------------   -------------   -------------   -------------   -------------

Contract owners'
  equity at
  end of period       $ 109,294,393   $ 137,512,001   $ 247,096,715   $ 348,679,270   $ 267,418,360   $ 155,202,014
                      =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                               SUB-ACCOUNT
                      ----------------------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES                 BALANCED                       HIGH YIELD
                      -----------------------------   -----------------------------   ------------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   ------------------------------
                          2001             2000           2001            2000            2001             2000
                      -------------   -------------   -------------   -------------   -------------    -------------
Income:
 Dividends            $   1,566,408   $   1,158,716   $   1,661,487   $   3,964,386   $  14,082,998    $     453,242

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges                 847,773         507,898       1,154,917       1,321,982       2,020,610        1,940,401

                      -------------   -------------   -------------   -------------   -------------    -------------
Net investment
  income (loss)             718,635         650,818         506,570       2,642,404      12,062,388       (1,487,159)

Net realized
  gain (loss)             2,892,235      (3,041,066)     (6,279,463)     (2,487,625)    (18,227,513)      (5,426,552)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (3,374,764)     10,418,414      (4,084,207)     (9,650,745)     (3,977,805)      (6,804,957)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations                236,106       8,028,166      (9,857,100)     (9,495,966)    (10,142,930)     (13,718,668)

Changes from
  principal
  transactions:
   Purchase payments     12,061,247       5,177,299       8,881,103      10,941,134      17,548,109       19,691,165
   Transfers between
     sub-accounts
     and the Company     17,830,845      10,027,572       1,739,124     (10,419,139)     19,867,888      (13,667,551)
   Withdrawals           (6,096,963)     (3,300,384)     (7,104,749)     (8,097,238)    (15,005,911)     (14,495,377)
   Annual contract
     fee                    (44,288)        (15,181)        (50,307)        (36,965)        (78,772)         (42,218)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           23,750,841      11,889,306       3,465,171      (7,612,208)     22,331,314       (8,513,981)
                      -------------   -------------   -------------   -------------   -------------    -------------

Total increase
  (decrease) in
  contract owners'
  equity                 23,986,947      19,917,472      (6,391,929)    (17,108,174)     12,188,384      (22,232,649)
Contract owners'
  equity at
  beginning of
  period                 49,876,230      29,958,758      81,235,098      98,343,272     121,559,644      143,792,293
                      -------------   -------------   -------------   -------------   -------------    -------------

Contract owners'
  equity at
  end of period       $  73,863,177   $  49,876,230   $  74,843,169   $  81,235,098   $ 133,748,028    $ 121,559,644
                      =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ----------------------------------------------------------------------------------------------
                              LIFESTYLE AGGRESSIVE 1000          LIFESTYLE GROWTH 820           LIFESTYLE BALANCED 640
                            -----------------------------   -----------------------------   ------------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   ------------------------------
                                 2001            2000            2001            2000           2001             2000
                            -------------   -------------   -------------   -------------   -------------    -------------
Income:
   Dividends                $   6,677,725   $   3,260,744   $  31,273,338   $  24,070,437   $  28,360,750    $  22,590,170

Expenses:
 Mortality and expense
   risk and
   administrative
   charges                      1,265,443         992,146       5,572,022       4,681,050       5,669,714        4,654,347
                            -------------   -------------   -------------   -------------   -------------    -------------

Net investment income
  (loss)                        5,412,282       2,268,598      25,701,316      19,389,387      22,691,036       17,935,823

Net realized gain (loss)       (2,722,360)        862,638      (7,734,403)        671,806      (4,474,066)         100,333
Unrealized appreciation
  (depreciation) during
  the period                  (16,434,732)     (8,171,974)    (56,710,602)    (34,792,440)    (40,120,126)     (14,989,131)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease) in
  contract owners' equity
  from operations             (13,744,810)     (5,040,738)    (38,743,689)    (14,731,247)    (21,903,156)       3,047,025

Changes from principal
  transactions:
  Purchase payments            27,626,431      29,969,701     114,644,548      86,800,102     110,222,350       58,548,994
  Transfers between
    sub-accounts and
    the Company                 4,919,247       3,930,470      31,577,676      11,936,876      45,658,871       16,571,536
  Withdrawals                  (4,233,194)     (3,202,336)    (20,376,071)    (19,986,744)    (27,460,181)     (25,752,333)
  Annual contract fee            (106,829)        (50,842)       (361,830)       (205,193)       (248,953)        (158,662)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease)
  in contract owners'
  equity from
  principal transactions       28,205,655      30,646,993     125,484,323      78,545,041     128,172,087       49,209,535
                            -------------   -------------   -------------   -------------   -------------    -------------

Total increase (decrease)
  in contract owners'
  equity                       14,460,845      25,606,255      86,740,634      63,813,794     106,268,931       52,256,560
Contract owners' equity
  at beginning of period       80,576,337      54,970,082     350,485,343     286,671,549     346,325,313      294,068,753
                            -------------   -------------   -------------   -------------   -------------    -------------

Contract owners' equity
  at end of period          $  95,037,182   $  80,576,337   $ 437,225,977   $ 350,485,343   $ 452,594,244    $ 346,325,313
                            =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                               LIFESTYLE MODERATE 460         LIFESTYLE CONSERVATIVE 280         SMALL COMPANY VALUE
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000             2001            2000            2001           2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
   Dividends                $   7,902,314   $  15,925,334   $   4,151,737   $   5,172,781   $     124,685   $      74,799

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                     2,169,905       1,974,137       1,321,714       1,104,615       1,277,039         807,207
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                        5,732,409      13,951,197       2,830,023       4,068,166      (1,152,354)       (732,408)

Net realized gain (loss)       (2,134,418)       (437,059)       (642,485)       (248,679)      4,152,131       3,776,487
Unrealized appreciation
  (depreciation) during
  the period                   (6,850,716)     (9,869,828)       (688,992)        507,418       1,760,796        (476,014)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (3,252,725)      3,644,310       1,498,546       4,326,905       4,760,573       2,568,065

Changes from principal
  transactions:
   Purchase payments           32,428,718      15,178,282      17,950,612       7,805,142      24,028,645       9,375,506
   Transfers between
     sub-accounts and
     the Company               16,990,967      (5,758,954)     17,811,230     (12,552,216)     47,694,013      (6,069,006)
   Withdrawals                (13,343,533)    (11,393,647)     (7,914,526)     (6,546,677)     (6,840,042)     (4,551,929)
   Annual contract fee            (81,963)        (61,523)        (39,395)        (28,796)        (70,716)        (22,792)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       35,994,189      (2,035,842)     27,807,921     (11,322,547)     64,811,900      (1,268,221)
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       32,741,464       1,608,468      29,306,467      (6,995,642)     69,572,473       1,299,844
Contract owners' equity
  at beginning of period      135,790,373     134,181,905      76,432,304      83,427,946      59,783,865      58,484,021
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $ 168,531,837   $ 135,790,373   $ 105,738,771   $  76,432,304   $ 129,356,338   $  59,783,865
                            =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             ---------------------------------------------------------------------------------------------
                                  INTERNATIONAL VALUE             SMALL COMPANY BLEND               TOTAL RETURN
                             ---------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                             -----------------------------   -----------------------------   -----------------------------
                                  2001             2000           2001           2000            2001            2000
                             -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                  $   1,675,032   $     251,800   $     464,556   $   8,493,432   $   8,514,836   $   2,094,744

Expenses:
  Mortality and expense
    risk and administrative
    charges                        949,485         651,186       1,342,521       1,107,578       3,767,832       1,478,185
                             -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                    725,547        (399,386)       (877,965)      7,385,854       4,747,004         616,559

Net realized gain (loss)        (3,055,770)        128,872     (14,964,306)      1,701,789       6,224,570         707,686
Unrealized appreciation
  (depreciation) during
  the period                    (4,586,703)     (2,465,795)     13,065,358     (32,868,881)      4,611,990       9,055,202
                             -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in
  contract owners'
  equity from
  operations                    (6,916,926)     (2,736,309)     (2,776,913)    (23,781,238)     15,583,564      10,379,447

Changes from principal
  transactions:
   Purchase payments            18,633,675      18,246,107      18,351,095      30,645,376      97,411,836      41,477,118
   Transfers between
     sub-accounts and
     the Company                10,903,759      16,299,253      14,512,595      41,747,695     137,200,949      37,567,468
   Withdrawals                  (4,607,196)     (2,393,767)     (5,239,976)     (3,473,151)    (20,961,429)     (6,731,118)
   Annual contract fee             (65,593)        (22,698)       (107,144)        (35,746)       (190,783)        (48,508)
                             -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        24,864,645      32,128,895      27,516,570      68,884,174     213,460,573      72,264,960
                             -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                        17,947,719      29,392,586      24,739,657      45,102,936     229,044,137      82,644,407
Contract owners' equity
  at beginning of period        57,628,618      28,236,032      82,959,937      37,857,001     148,139,978      65,495,571
                             -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period           $  75,576,337   $  57,628,618   $ 107,699,594   $  82,959,937   $ 377,184,115   $ 148,139,978
                             =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           U.S. LARGE CAP VALUE              MID CAP STOCK               TACTICAL ALLOCATION(3)
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   2,639,997   $   1,231,221   $           0   $           0   $     450,672   $   1,332,431

Expenses:
  Mortality and
    expense risk and
    administrative
    charges               3,858,633       2,551,561       1,267,950         715,767         836,567         262,422
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)          (1,218,636)     (1,320,340)     (1,267,950)       (715,767)       (385,895)      1,070,009

Net realized gain
  (loss)                   (265,347)      1,307,778      (4,391,627)       (234,783)     (4,405,640)        (57,540)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (6,818,955)      2,039,607      (3,051,082)     (2,588,424)     (4,357,593)     (2,460,176)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations             (8,302,938)      2,027,045      (8,710,659)     (3,538,974)     (9,149,128)     (1,447,707)

Changes from
  principal
  transactions:
  Purchase payments      56,577,305      69,676,361      28,854,943      30,988,778      25,416,000      23,857,486
  Transfers between
    sub-accounts and
    the Company          42,830,870      49,204,822      19,287,542      23,181,327      16,655,246      16,534,697
  Withdrawals           (15,483,321)     (9,136,666)     (5,066,965)     (2,460,315)     (2,297,814)     (1,037,549)
  Annual contract
    fee                    (262,632)        (88,438)        (90,144)        (25,979)        (97,010)        (15,969)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           83,662,222     109,656,079      42,985,376      51,683,811      39,676,422      39,338,665
                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase
  (decrease) in
  contract owners'
  equity                 75,359,284     111,683,124      34,274,717      48,144,837      30,527,294      37,890,958
Contract owners'
  equity at
  beginning of
  period                229,637,184     117,954,060      75,384,524      27,239,687      37,890,958               0
                      -------------   -------------   -------------   -------------   -------------   -------------
Contract owners'
  equity at
  end of period       $ 304,996,468   $ 229,637,184   $ 109,659,241   $  75,384,524   $  68,418,252   $  37,890,958
                      =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                                   DYNAMIC GROWTH(3)           INTERNET TECHNOLOGIES(3)         INTERNATIONAL INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000            2001             2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     176,321   $           0   $           0   $           0   $     150,074   $     104,347

Expenses:
  Mortality and expense
    risk and administrative
    charges                     1,467,410         731,507         575,031         390,381         147,669          37,399
                            -------------   -------------   -------------   -------------   -------------   -------------
Net investment income
  (loss)                       (1,291,089)       (731,507)       (575,031)       (390,381)          2,405          66,948

Net realized gain (loss)      (40,230,842)     (4,564,786)    (25,510,772)     (3,855,629)     (1,092,680)       (193,990)
Unrealized appreciation
  (depreciation) during
  the period                  (15,232,811)    (40,234,177)       (624,106)    (31,093,383)     (1,350,445)       (391,295)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                  (56,754,742)    (45,530,470)    (26,709,909)    (35,339,393)     (2,440,720)       (518,337)

Changes from principal
  transactions:
   Purchase payments           33,352,059      77,760,872      10,377,810      43,329,348       5,975,523       5,222,617
   Transfers between
     sub-accounts and
     the Company               10,035,539      78,616,628       4,331,792      43,429,491       1,811,325       3,391,636
   Withdrawals                 (4,725,862)     (2,298,272)     (1,875,200)     (1,288,888)       (652,186)        (92,000)
   Annual contract fee           (133,172)        (11,230)        (69,029)         (6,348)        (10,675)           (278)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       38,528,564     154,067,998      12,765,373      85,463,603       7,123,987       8,521,975
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                      (18,226,178)    108,537,528     (13,944,536)     50,124,210       4,683,267       8,003,638
Contract owners' equity at
  beginning of period         108,537,528               0      50,124,210               0       8,003,638               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  90,311,350   $ 108,537,528   $  36,179,674   $  50,124,210   $  12,686,905   $   8,003,638
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                              TOTAL STOCK MARKET INDEX(3)           500 INDEX(3)                  MID CAP INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001            2000           2001            2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     201,791   $     116,012   $   1,169,265   $     132,092   $     234,678   $     262,152

Expenses:
  Mortality and expense
    risk and administrative
    charges                       270,413          54,891       1,564,727         300,294         391,981          69,776
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                          (68,622)         61,121        (395,462)       (168,202)       (157,303)        192,376

Net realized gain (loss)       (1,438,676)        (41,794)     (7,725,632)       (190,043)     (1,645,809)       (209,438)
Unrealized appreciation
  (depreciation) during
  the period                     (651,864)     (1,091,739)     (5,248,394)     (5,263,273)        672,275        (176,718)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (2,159,162)     (1,072,412)    (13,369,488)     (5,621,518)     (1,130,837)       (193,780)

Changes from principal
  transactions:
    Purchase payments           6,128,531       4,102,618      50,888,607      33,971,178      11,259,601       5,797,626
    Transfers between
      sub-accounts and
      the Company               9,430,012       9,553,681      59,546,373      35,860,190      15,499,075       8,264,638
    Withdrawals                  (601,438)        (78,976)     (6,010,446)       (998,846)     (1,678,453)       (199,986)
    Annual contract fee           (10,893)           (889)       (114,413)         (4,295)        (16,817)           (746)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions     14,946,212      13,576,434     104,310,121      68,828,227      25,063,406      13,861,532
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       12,787,050      12,504,022      90,940,633      63,206,709      23,932,569      13,667,752
Contract owners' equity
  at beginning of period       12,504,022               0      63,206,709               0      13,667,752               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  25,291,072   $  12,504,022   $ 154,147,342   $  63,206,709   $  37,600,321   $  13,667,752
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                  SUB-ACCOUNT
                             ---------------------------------------------------------------------------------
                                  SMALL CAP INDEX(3)          CAPITAL APPRECIATION(4)    TELECOMMUNICATIONS(5)
                             ---------------------------------------------------------------------------------
                                                                                             YEAR ENDED
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31       DECEMBER 31
                             ----------------------------    ----------------------------    ------------
                                 2001            2000            2001            2000            2001
                             ------------    ------------    ------------    ------------    ------------
Income:
   Dividends                 $    379,293    $    189,839    $          0    $          0    $          0

Expenses:
  Mortality and expense
    risk and administrative
    charges                       220,964          30,485         205,687           1,555          36,061
                             ------------    ------------    ------------    ------------    ------------

Net investment income
  (loss)                          158,329         159,354        (205,687)         (1,555)        (36,061)

Net realized gain (loss)       (1,335,416)        (30,281)     (1,423,346)         23,692        (781,106)
Unrealized appreciation
  (depreciation) during
  the period                    1,018,358        (430,652)       (338,212)        (23,367)       (278,889)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                     (158,729)       (301,579)     (1,967,245)         (1,230)     (1,096,056)

Changes from principal
  transactions:
    Purchase payments           7,663,722       3,383,862      11,880,721         478,603       3,680,658
    Transfers between
      sub-accounts and
      the Company              13,169,926       2,615,737      16,855,747         385,039       5,509,990
    Withdrawals                  (807,211)        (79,135)       (608,434)         (4,391)        (68,733)
    Annual contract fee           (11,374)           (558)        (10,738)            (20)         (2,053)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       20,015,063       5,919,906      28,117,296         859,231       9,119,862
                             ------------    ------------    ------------    ------------    ------------

Total increase (decrease)
  in contract owners'
  equity                       19,856,334       5,618,327      26,150,051         858,001       8,023,806
Contract owners' equity
  at beginning of period        5,618,327               0         858,001               0               0
                             ------------    ------------    ------------    ------------    ------------

Contract owners' equity
  at end of period           $ 25,474,661    $  5,618,327    $ 27,008,052    $    858,001    $  8,023,806
                             ============    ============    ============    ============    ============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(4) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      --------------------------------------------------------------------------------
                                        HEALTH SCIENCES(5)           MID CAP GROWTH(5)        MID CAP OPPORTUNITIES(5)
                                      ----------------------       ----------------------     ------------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                               $          0             $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                   200,609                   98,603                   53,233
                                           ------------             ------------             ------------
Net investment income
  (loss)                                       (200,609)                 (98,603)                 (53,233)

Net realized gain (loss)                       (138,860)                (630,156)                (254,283)
Unrealized appreciation
    (depreciation) during
    the period                                2,142,755                  555,958                  523,129
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                    1,803,286                 (172,801)                 215,613

Changes from principal
    transactions:
       Purchase payments                     17,463,800                7,685,785                5,904,385
       Transfers between
         sub-accounts and
         the Company                         26,030,010               16,885,836                7,055,377
       Withdrawals                             (748,338)                (322,252)                (151,770)
       Annual contract fee                      (10,649)                  (3,851)                  (5,078)
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners' equity
    from principal transactions              42,734,823               24,245,518               12,802,914
                                           ------------             ------------             ------------

Total increase (decrease)
  in contract owners' equity                 44,538,109               24,072,717               13,018,527
Contract owners' equity at
  beginning of period                                 0                        0                        0
                                           ------------             ------------             ------------

Contract owners' equity at
  end of period                            $ 44,538,109             $ 24,072,717             $ 13,018,527
                                           ============             ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                       FINANCIAL SERVICES(5)      QUANTITATIVE MID CAP(5)       STRATEGIC GROWTH(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                             $      5,716                     $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                 105,756                           19,893                  205,377
                                         ------------                     ------------             ------------
Net investment income
  (loss)                                     (100,040)                         (19,893)                (205,377)

Net realized gain (loss)                     (460,013)                        (122,156)              (1,054,394)
Unrealized appreciation
    (depreciation) during
    the period                                201,898                         (127,856)                 849,508
                                         ------------                     ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                   (358,155)                        (269,905)                (410,263)

Changes from principal
    transactions:
       Purchase payments                    9,549,130                        2,006,503               16,643,888
       Transfers between
         sub-accounts and
         the Company                       12,449,084                        2,660,137               29,309,482
       Withdrawals                           (334,311)                         (65,163)                (759,887)
       Annual contract fee                     (5,416)                            (540)                  (7,252)
                                         ------------                     ------------             ------------

Net increase (decrease) in
    contract owners'
    equity from
    principal transactions                 21,658,487                        4,600,937               45,186,231
                                         ------------                     ------------             ------------

Total increase (decrease)
  in contract owners' equity               21,300,332                        4,331,032               44,775,968
Contract owners' equity at
    beginning of period                             0                                0                        0
                                         ------------                     ------------             ------------

Contract owners' equity at
  end of period                          $ 21,300,332                     $  4,331,032             $ 44,775,968
                                         ============                     ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                         ALL CAP VALUE(5)         CAPITAL OPPORTUNITIES(5)         UTILITIES(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------      -----------------------     ----------------------
Income:
   Dividends                                     $3,235                         $0                      $74,285

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    77,460                    126,332                       78,439
                                            -----------                -----------                  -----------

Net investment income
  (loss)                                        (74,225)                  (126,332)                      (4,154)

Net realized gain (loss)                       (376,923)                  (326,683)                    (408,611)
Unrealized appreciation
   (depreciation) during
   the period                                 1,041,557                    261,379                   (1,380,657)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from operations                      590,409                   (191,636)                  (1,793,422)

Changes from principal
   transactions:
       Purchase payments                      7,315,671                 10,158,527                    7,387,415
       Transfers between
         sub-accounts and
         the Company                         11,168,995                 19,088,625                   10,155,443
       Withdrawals                             (458,504)                  (596,013)                    (301,483)
       Annual contract fee                       (4,275)                    (4,413)                      (4,077)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from principal
    transactions                             18,021,887                 28,646,726                   17,237,298
                                            -----------                -----------                  -----------
Total increase (decrease)
   in contract owners' equity                18,612,296                 28,455,090                   15,443,876
Contract owners' equity at
    beginning of period                               0                          0                            0
                                            -----------                -----------                  -----------
Contract owners' equity at
  end of period                             $18,612,296                $28,455,090                  $15,443,876
                                            ===========                ===========                  ===========


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                     -------------------------------------------------------------------------------------
                                        MID CAP VALUE(5)           FUNDAMENTAL VALUE(5)             BASIC VALUE FOCUS
                                     -------------------------------------------------------------------------------------
                                                                                                 YEAR ENDED DECEMBER 31
                                     YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31      ----------------------------
                                              2001                         2001                    2001           2000
                                     ----------------------       ----------------------      ------------    ------------
Income:
   Dividends                                $    156,761             $          0             $  2,451,975    $  3,311,277

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    318,910                  408,375                  595,855         387,775
                                            ------------             ------------             ------------    ------------

Net investment income (loss)                    (162,149)                (408,375)               1,856,120       2,923,502

Net realized gain (loss)                        (213,679)                (387,131)                (290,683)        (14,850)
Unrealized appreciation
    (depreciation) during
    the period                                 3,247,693                1,297,817                 (555,137)        253,246
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners'
    equity from operations                     2,871,865                  502,311                1,010,300       3,161,898

Changes from principal
    transactions:
       Purchase payments                      24,827,064               40,188,351                8,119,499       9,599,125
       Transfers between
         sub-accounts and
         the Company                          44,288,396               50,801,526                3,706,847       3,757,553
       Withdrawals                            (1,049,511)              (1,288,526)              (1,336,871)       (963,661)
       Annual contract fee                       (17,364)                 (16,426)                 (60,190)        (28,229)
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners' equity from
    principal transactions                    68,048,585               89,684,925               10,429,285      12,364,788
                                            ------------             ------------             ------------    ------------

Total increase (decrease)
  in contract owners' equity                  70,920,450               90,187,236               11,439,585      15,526,686
Contract owners' equity at
    beginning of period                                0                        0               34,577,564      19,050,878
                                            ------------             ------------             ------------    ------------

Contract owners' equity at
  end of period                             $ 70,920,450             $ 90,187,236             $ 46,017,149    $ 34,577,564
                                            ============             ============             ============    ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                                -------------------------------------------------------------------------------------------------
                                                                  DEVELOPING CAPITAL
                                 SPECIAL VALUE FOCUS                 MARKETS FOCUS                          TOTAL
                                -------------------------------------------------------------------------------------------------
                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                ---------------------------    --------------------------    ------------------------------------
                                    2001            2000           2001           2000             2001                2000
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Income:
   Dividends                    $  1,398,925    $ 2,059,524    $    13,551    $    11,561    $    957,880,145    $  1,297,046,053

Expenses:
    Mortality and expense
      risk and administrative
      charges                        256,257        105,688         26,769         29,824         214,315,556         226,490,104
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Net investment income
  (loss)                           1,142,668      1,953,836        (13,218)       (18,263)        743,564,589       1,070,555,949

Net realized gain (loss)             450,958        145,791       (200,078)        66,317        (993,360,778)        483,611,857
Unrealized appreciation
  (depreciation) during
  the period                       3,149,620     (1,385,469)       195,328       (844,765)     (2,017,940,394)     (3,042,118,831)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                       4,743,246        714,158        (17,968)      (796,711)     (2,267,736,583)     (1,487,951,025)

Changes from principal
    transactions:

       Purchase payments           6,516,475      3,345,046        142,273      1,087,706       2,327,092,092       3,283,966,017
       Transfers between
         sub-accounts and
         the Company               5,680,230      1,162,990       (579,039)       603,692         956,936,012       1,041,422,712
       Withdrawals                  (812,933)      (230,200)       (24,766)       (49,698)     (1,660,609,562)     (2,002,014,829)
       Annual contract fee           (21,558)        (6,170)        (4,155)        (1,599)        (11,770,693)         (6,730,699)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions        11,362,214      4,271,666       (465,687)     1,640,101       1,611,647,849       2,316,643,201
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Total increase (decrease)
  in contract owners' equity      16,105,460      4,985,824       (483,655)       843,390        (656,088,734)        828,692,176
Contract owners' equity at
    beginning of period            9,603,614      4,617,790      2,155,932      1,312,542      15,520,827,724      14,692,135,548
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Contract owners' equity at
  end of period                 $ 25,709,074    $ 9,603,614    $ 1,672,277    $ 2,155,932    $ 14,864,738,990    $ 15,520,827,724
                                ============    ===========    ===========    ===========    ================    ================


See accompanying notes.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                         Notes to Financial Statements

                               December 31, 2001



1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust) and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes fifty-two contracts, distinguished principally by the level of expenses and surrender charges. These fifty-two contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 30, 31 and 34 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 30, 31 and 34), Venture Vantage Annuity 20, 21, 22, 23, 25, 50,
51, 52, 53, 55, 56, 60, 61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80,
81, 82, 83, 84, 85 and 86 (VTG20, 21, 22, 23, 25, 50, 51, 52, 53, 55, 56, 60,
61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80, 81, 82, 83, 84, 85 and
86), Venture Vision Variable Annuity 5, 6, 25 and 26 (VIS 5, 6, 25 and 26) and Venture No-load Rollover Annuity (MRP).

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is an indirect wholly-owned subsidiary of the Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2001, twelve new sub-accounts, All Cap Value Trust, Capital Opportunities Trust, Financial Services Trust, Fundamental Value Trust, Health Sciences Trust, Mid Cap Growth Trust, Mid Cap Opportunities Trust, Mid Cap Value Trust, Quantitative Mid Cap Trust, Strategic Growth Trust, Telecommunications Trust and Utilities Trust commenced operations.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth Trust, Internet Technologies Trust, International Index Trust, Total Stock Market Index Trust, 500 Index Trust, Mid Cap Index Trust and Small Cap Index Trust commenced operations.

On November 1, 2000, 1 new sub-account, Capital Appreciation commenced operations.

On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities Trust through a vote of the Board of Directors.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by the Company and 10% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)   Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
       30, 31, 34, VENR 21, 23, 31, 41): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5, 6, 25, 26): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v) Current Contract Series (VTG20, 21, 22, 23, 25, 26): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi) Current Contract Series (VTG50, 51, 52, 53, 55, 56): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG10, 11, 12, 13, 15, 16): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(viii) Current Contract Series (VTG60, 61, 62, 63, 65, 66): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(ix) Current Contract Series (VTG70, 71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(x) Current Contract Series (VTG80, 81, 82, 83, 85, 86): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(xi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30% respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(xii)   Current Contract Series (VEN50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
        84, 90, 91, 92, 93): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xiii) Current Contract Series (TYP10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xiv) Current Contract Series (TYP60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and an annual death benefit step rider, equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(xv) Current Contract Series (TYP70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and a guaranteed earnings multiplier, equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xvi) Current Contract Series (TYP80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider, equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively.

(xvii) Current Contract Series (VSTG01, VSTI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2001:

                                              PURCHASES              SALES
                                            --------------      --------------
Strategic Opportunities Portfolio           $  412,240,310      $  378,589,094
Investment Quality Bond Portfolio              160,356,316          94,053,067
Growth & Income Portfolio                      300,995,699         420,315,317
Blue Chip Growth Portfolio                     318,595,246         317,800,611
Money Market Portfolio                       2,864,084,937       2,493,710,565
Global Equity Portfolio                        274,419,967         272,366,583
Global Bond Portfolio                           47,097,431          69,777,058
U.S. Government Securities Portfolio           226,673,086         134,035,712
Diversified Bond Allocation Portfolio          139,127,754          86,237,344
Income & Value Portfolio                       164,771,784         146,900,555
Large Cap Growth Portfolio                     245,976,846         201,705,194
Equity-Income Portfolio                        394,875,532         206,324,138
Strategic Bond Portfolio                       107,185,279         115,919,387
Overseas Portfolio                             412,805,158         424,820,635
Growth Portfolio                               106,682,788         197,766,068
All Cap Growth Portfolio                       267,869,722         267,325,158
International Small Cap Portfolio              193,333,118         226,530,419
Pacific Rim Emerging Markets Portfolio         183,921,548         197,903,469
Science & Technology Portfolio                 247,605,556         244,098,884
Emerging Small Company Portfolio               120,534,654         108,317,125
Aggressive Growth Portfolio                    111,874,579         106,817,003
International Stock Portfolio                  171,042,620         165,146,685
Quantitative Equity Portfolio                  168,730,917         146,803,964
Value Portfolio                                219,161,009         103,047,088
Real Estate Securities Portfolio                71,363,063          46,893,587
Balanced Portfolio                              23,356,232          19,384,491
High Yield Portfolio                           147,263,856         112,870,154
Lifestyle Aggressive 1000 Portfolio             44,976,638          11,358,701

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    PURCHASES            SALES
                                                ---------------      --------------
Lifestyle Growth 820 Portfolio                  $   192,448,966      $   41,263,327
Lifestyle Balanced 640 Portfolio                    199,138,035          48,274,912
Lifestyle Moderate 460 Portfolio                     66,073,342          24,346,744
Lifestyle Conservative 280 Portfolio                 53,302,049          22,664,105
Small Company Value Portfolio                       161,908,298          98,248,752
International Value Portfolio                        76,607,539          51,017,347
Small Company Blend Portfolio                        71,340,492          44,701,887
Total Return Portfolio                              301,619,200          83,411,623
U.S. Large Cap Value Portfolio                      142,509,161          60,065,575
Mid Cap Stock Portfolio                              68,864,570          27,147,144
Tactical Allocation Portfolio                        65,741,525          26,450,998
Dynamic Growth Portfolio                             84,328,982          47,091,507
Internet Technologies Portfolio                      27,585,827          15,395,485
International Index Portfolio                        27,900,148          20,773,756
Total Stock Market Index Portfolio                   20,515,099           5,637,509
500 Index Portfolio                                 138,025,501          34,110,842
Mid Cap Index Portfolio                              44,358,025          19,451,922
Small Cap Index Portfolio                            36,803,439          16,630,047
Capital Appreciation Portfolio                       42,387,980          14,476,371
Telecommunications Portfolio                         12,293,772           3,209,971
Health Sciences Portfolio                            54,893,028          12,358,814
Mid Cap Growth Portfolio                             30,408,161           6,261,246
Mid Cap Opportunities Portfolio                      15,962,069           3,212,388
Financial Services Portfolio                         30,537,656           8,979,209
Quantitative Mid Cap Portfolio                        5,563,848             982,804
Strategic Growth Portfolio                           51,194,755           6,213,901
All Cap Value Portfolio                              24,476,913           6,529,251
Capital Opportunities Portfolio                      30,301,854           1,781,460
Utilities Portfolio                                  19,067,749           1,834,605
Mid Cap Value Portfolio                              74,706,017           6,819,581
Fundamental Value Portfolio                          94,208,110           4,931,560
Basic Value Focus Portfolio                          17,263,051           4,977,646
Special Value Focus Portfolio                        15,933,516           3,428,634
Developing Capital Markets Focus Portfolio              335,931             814,836
                                                ---------------      --------------

 Total                                          $10,445,526,253      $8,090,313,815
                                                ===============      ==============

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION

A summary of the accumulation unit values at December 31, 2001 and December 31, 2000 and the accumulation units and dollar values outstanding at December 31, 2001 are as follows:

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic
 Opportunities
 Sub-Account:                                                                       0.45% to 1.90%    15.08%
 Venture 1.30% Fee
  Contracts               $60.037547    $50.221375         9,683    $    486,316                                 (0.16%)
 Venture 1.40% Fee
  Contracts                36.392717     30.409247    24,237,416     737,041,574                                 (0.16%)
 Venture Vision
  Contracts                26.586905     22.159728     2,192,082      48,575,930                                 (0.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.588834     13.006127     6,742,185      87,689,715                                 (0.17%)
 Venture Vantage 1.75%
  Fee Contracts            11.972462      9.968780     1,164,679      11,610,427                                 (0.17%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.885051       907,414       8,969,826                                 (0.21%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.866815       529,537       5,224,845                                 (0.21%)
 Venture III 1.70% Fee
  Contracts(2)                           10.894550        50,797         553,411                                 (0.13%)
 Venture III 1.85% Fee
  Contracts(2)                           10.887723         5,079          55,304                                 (0.13%)
 Venture III 1.90% Fee
  Contracts(2)                           10.885446        22,580         245,794                                 (0.13%)
 Venture Strategy &
  Rollover Contracts       14.242740     12.015572         1,853          22,262                                 (0.16%)
                                                      35,863,305     900,475,404

Investment Quality Bond
 Sub-Account:                                                                       0.45% to 1.90%     5.88%
 Venture 1.30% Fee
  Contracts                23.817687     25.233827         1,399          35,295                                  5.95%
 Venture 1.40% Fee
  Contracts                20.541376     21.739025     8,339,346     181,289,246                                  5.83%
 Venture Vision Contracts  13.826642     14.596065     1,559,789      22,766,786                                  5.56%
 Venture Vantage 1.55%
  Fee Contracts            14.422789     15.240703     3,597,494      54,828,342                                  5.67%
 Venture Vantage 1.75%
  Fee Contracts            13.054821     13.767444       422,241       5,813,184                                  5.46%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.097442       572,837       7,502,697                                  4.78%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.073356       480,845       6,286,246                                  4.59%
 Venture III 1.70% Fee
  Contracts(2)                           12.549501        80,574       1,011,163                                  0.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.541663        11,755         147,424                                  0.33%
 Venture III 1.90% Fee
  Contracts(2)                           12.539051        70,365         882,306                                  0.31%
 Venture Strategy &
  Rollover Contracts       14.027435     14.987723           755          11,312                                  6.85%
                                                      15,137,400     280,574,001

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                            2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth & Income
  Sub-Account:                                                                      0.45% to 1.90%     5.54%
 Venture 1.40% Fee
  Contracts               $35.404552    $30.971701    46,744,749  $1,447,764,393                                (12.52%)
 Venture Vision
  Contracts                27.835602     24.289203     5,914,200     143,651,197                                (12.74%)
 Venture Vantage 1.55%
  Fee Contracts            16.924924     14.783474    20,778,497     307,178,367                                (12.65%)
 Venture Vantage 1.75%
  Fee Contracts            11.658205     10.162651     3,494,883      35,517,272                                (12.83%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.702774     2,317,557      24,804,298                                (14.38%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.683054     1,258,235      13,441,797                                (14.54%)
 Venture III 1.70% Fee
  Contracts(2)                           11.913393       203,825       2,428,244                                 (4.69%)
 Venture III 1.85% Fee
  Contracts(2)                           11.905935        18,024         214,598                                 (4.75%)
 Venture III 1.90% Fee
  Contracts(2)                           11.903453       130,404       1,552,261                                 (4.77%)
 Venture Strategy &
  Rollover Contracts       15.124927     13.358356        13,506         180,413                                (11.68%)
                                                      --------------------------
                                                      80,873,880   1,976,732,840

Blue Chip Growth
  Sub-Account:                                                                      0.45% to 1.90%     7.66%
 Venture 1.40% Fee
  Contracts                24.518135     20.643428    40,432,968     834,675,066                                (15.80%)
 Venture Vision Contracts  25.365287     21.302974     3,932,537      83,774,725                                (16.02%)
 Venture Vantage 1.55%
  Fee Contracts             18.27937     15.367363    15,320,446     235,434,858                                (15.93%)
 Venture Vantage 1.75%
  Fee Contracts            11.549188      9.689796     2,890,053      28,004,033                                (16.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.343004     2,037,110      21,069,836                                (17.26%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.323946       979,633      10,113,670                                (17.41%)
 Venture III 1.70% Fee
  Contracts(2)                           12.143192       111,401       1,352,767                                 (2.85%)
 Venture III 1.85% Fee
  Contracts(2)                           12.135598        12,861         156,077                                 (2.92%)
 Venture III 1.90% Fee
  Contracts(2)                           12.133063        69,505         843,310                                 (2.94%)
 Venture Strategy &
  Rollover Contracts        16.13729     13.717702         9,558         131,107                                (14.99%)
                                                      --------------------------
                                                      65,796,072   1,215,555,449

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                             2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Money Market Sub-Account:                                                           0.45% to 1.90%     3.37%
 Venture 1.30% Fee
  Contracts               $18.654229    $19.073731         4,054    $     77,329                                  2.25%
 Venture 1.40% Fee
  Contracts                17.010114     17.373703    30,646,500     532,443,186                                  2.14%
 Venture Vision Contracts  12.657686     12.895798     9,296,391     119,884,385                                  1.88%
 Venture Vantage 1.55%
  Fee Contracts            14.090782     14.370287    15,483,886     222,507,896                                  1.98%
 Venture Vantage 1.75%
  Fee Contracts            12.724933     12.951278     2,303,283      29,830,460                                  1.78%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.703000     3,878,691      49,271,015                                  1.62%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.679643     2,126,685      26,965,612                                  1.44%
 Venture III 1.70% Fee
  Contracts(2)                           12.533918       964,734      12,091,892                                  0.27%
 Venture III 1.85% Fee
  Contracts(2)                           12.526094        27,939         349,968                                  0.21%
 Venture III 1.90% Fee
  Contracts(2)                           12.523480       551,853       6,911,122                                  0.19%
 Venture Strategy &
  Rollover Contracts       14.026504     14.463814        54,928         794,470                                  3.12%
                                                      --------------------------
                                                      65,338,944   1,001,127,335

Global Equity Sub-Account:                                                          0.45% to 1.90%    17.22%
 Venture 1.40% Fee
  Contracts                27.253960     22.548612    16,146,846     364,088,967                                (17.26%)
 Venture Vision Contracts  21.049744     17.371743     1,956,124      33,981,275                                (17.47%)
 Venture Vantage 1.55%
  Fee Contracts            15.723185     12.988963     2,616,203      33,981,758                                (17.39%)
 Venture Vantage 1.75%
  Fee Contracts            13.554144     11.174588       250,776       2,802,313                                (17.56%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.523033       348,120       3,663,283                                (15.82%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.503647       250,397       2,630,081                                (15.97%)
 Venture III 1.70%
  Fee Contracts(2)                       11.362716        20,969         238,262                                 (9.10%)
 Venture III 1.85%
  Fee Contracts(2)                       11.355598         6,918          78,561                                 (9.16%)
 Venture III 1.90%
  Fee Contracts(2)                       11.353229        14,279         162,118                                 (9.17%)
 Venture Strategy &
  Rollover Contracts       13.953918     11.655792           749           8,729                                (16.47%)
                                                      --------------------------
                                                      21,611,381     441,635,347

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                          2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Global Bond Sub-Account:                                                            0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $19.685989    $19.512793     3,519,891     $68,682,913                                (0.88%)
 Venture Vision Contracts  13.602454     13.448939       509,331       6,849,956                                (1.13%)
 Venture Vantage 1.55%
  Fee Contracts            12.526713     12.397792       618,249       7,664,920                                (1.03%)
 Venture Vantage 1.75%
  Fee Contracts            12.871966     12.713906        69,624         885,192                                (1.23%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.469302        88,571       1,104,414                                (0.25%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.446362        59,230         737,201                                (0.43%)
 Venture III 1.70%
  Fee Contracts(2)                       12.665620        10,130         128,306                                 1.32%
 Venture III 1.90%
  Fee Contracts(2)                       12.655085         4,688          59,326                                 1.24%
 Venture Strategy &
  Rollover Contracts       12.212091     12.220839           420           5,138                                 0.07%
                                                       -------------------------
                                                       4,880,134      86,117,366

U.S. Government
  Securities                                                                        0.45% to 1.90%     5.35%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                19.993612     21.100300     8,993,854     189,773,022                                 5.54%
 Venture Vision Contracts  13.913787     14.647092     1,754,264      25,694,863                                 5.27%
 Venture Vantage 1.55%
   Fee Contracts           14.641155     15.428294     3,929,959      60,632,563                                 5.38%
 Venture Vantage 1.75%
  Fee Contracts            13.197644     13.879256       444,322       6,166,860                                 5.16%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.106028       717,662       9,405,699                                 4.85%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.081938       573,571       7,503,420                                 4.66%
 Venture III 1.70% Fee
  Contracts(2)                           12.689331       170,252       2,160,383                                 1.51%
 Venture III 1.85% Fee
  Contracts(2)                           12.681412        10,938         138,711                                 1.45%
 Venture III 1.90% Fee
  Contracts(2)                           12.678773        78,307         992,835                                 1.43%
 Venture Strategy &
  Rollover Contracts       14.321813     15.259551           539           8,229                                 6.55%
                                                      --------------------------
                                                      16,673,668     302,476,585

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Diversified Bond
  Sub-Account:                                                                      0.45% to 1.90%     5.31%
 Venture 1.40% Fee        $19.585192    $20.680033     6,910,278    $142,904,771                                 5.59%
  Contracts
 Venture Vision Contracts  15.765628     16.605167       913,817      15,174,086                                 5.33%
 Venture Vantage 1.55%
  Fee Contracts            14.989755     15.803857     2,281,337      36,053,916                                 5.43%
 Venture Vantage 1.75%
  Fee Contracts            13.190998     13.879479       244,136       3,388,478                                 5.22%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.053022       511,480       6,676,367                                 4.42%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.029001       407,305       5,306,776                                 4.23%
 Venture III 1.70% Fee
  Contracts(2)                           12.675169        62,586         793,288                                 1.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.667251         4,622          58,543                                 1.34%
 Venture III 1.90% Fee
  Contracts(2)                           12.664622        34,146         432,445                                 1.32%
 Venture Strategy &
  Rollover Contracts       14.387750     15.337803           729          11,185                                 6.60%
                                                      --------------------------
                                                      11,370,436     210,799,855

Income & Value
  Sub-Account:                                                                      0.45% to 1.90%     4.85%
 Venture 1.40% Fee
  Contracts                23.004542     22.905535    17,542,582     401,822,226                                (0.43)%
 Venture Vision Contracts  18.566934     18.440571     1,711,883      31,568,105                                (0.68)%
 Venture Vantage 1.55%
  Fee Contracts            15.921242     15.828793     2,843,771      45,013,469                                (0.58)%
 Venture Vantage 1.75%
  Fee Contracts            12.710793     12.611582       486,760       6,138,809                                (0.78)%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.039038       576,573       6,941,383                                (3.69)%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.016868       264,001       3,172,473                                (3.87)%
 Venture III 1.70% Fee
  Contracts(2)                           12.290367        88,027       1,081,885                                (1.68)%
 Venture III 1.85% Fee
  Contracts(2)                           12.282680         2,267          27,842                                (1.74)%
 Venture III 1.90% Fee
  Contracts(2)                           12.280120        47,904         588,263                                (1.76)%
 Venture Strategy &
  Rollover Contracts       14.788189     14.865986         1,249          18,566                                 0.53%
                                                      --------------------------
                                                      23,565,017     496,373,021

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Large Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     4.19%
 Venture 1.40% Fee
  Contracts               $24.071737    $19.506566    14,153,827    $276,092,557                                (18.96%)
 Venture Vision Contracts  19.733542     15.950869     1,281,707      20,444,339                                (19.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.400808     12.461213     6,592,900      82,155,526                                (19.09%)
 Venture Vantage 1.75%
  Fee Contracts            10.924721      8.821694     1,545,756      13,636,186                                (19.25%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.925531     1,109,881      11,016,158                                (20.60%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.907230       579,502       5,741,261                                (20.74%)
 Venture III 1.70% Fee
  Contracts(2)                           11.439961        96,237       1,100,952                                 (8.48%)
 Venture III 1.85% Fee
  Contracts(2)                           11.432796        10,330         118,100                                 (8.54%)
 Venture III 1.90% Fee
  Contracts(2)                           11.430412        40,103         458,395                                 (8.56%)
 Venture Strategy &
  Rollover Contracts       14.028600     11.477445           163           1,852                                (18.19%)
                                                      --------------------------
                                                      25,410,406     410,765,326

Equity-Income
  Sub-Account:                                                                      0.45% to 1.90%    10.57%
 Venture 1.40% Fee
  Contracts                25.057453     25.025958    24,570,458     614,899,243                                 (0.13%)
 Venture Vision Contracts  23.507739     23.419227     2,933,697      68,704,905                                 (0.38%)
 Venture Vantage 1.55%
  Fee Contracts            16.140990     16.096393     7,855,731     126,448,941                                 (0.28%)
 Venture Vantage 1.75%
  Fee Contracts            14.266438     14.198434     1,146,437      16,277,613                                 (0.48%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.453924     1,588,991      19,789,168                                 (0.37%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.431003       887,859      11,036,983                                 (0.55%)
 Venture III 1.70% Fee
  Contracts(2)                           12.146730       195,153       2,370,476                                 (2.83%)
 Venture III 1.85% Fee
  Contracts(2)                           12.139130        30,635         371,885                                 (2.89%)
 Venture III 1.90% Fee
  Contracts(2)                           12.136595        72,763         883,093                                 (2.91%)
 Venture Strategy &
  Rollover Contracts       14.327119     14.446503        25,366         366,456                                  0.83%
                                                      --------------------------
                                                      39,307,090     861,148,763

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic Bond
  Sub-Account:                                                                      0.45% to 1.90%     7.64%
 Venture 1.40% Fee
  Contracts               $15.463354    $16.199150     8,825,115    $142,959,361                                  4.76%
 Venture Vision
  Contracts                15.128283     15.808358     1,166,466      18,439,908                                  4.50%
 Venture Vantage 1.55%
  Fee Contracts            13.581019     14.205813     2,143,934      30,456,322                                  4.60%
 Venture Vantage 1.75%
  Fee Contracts            12.905776     13.472399       274,594       3,699,445                                  4.39%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.991163       215,649       2,801,534                                  3.93%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.967269       246,561       3,197,222                                  3.74%
 Venture III 1.70% Fee
  Contracts(2)                           12.647340        34,820         440,380                                  1.18%
 Venture III 1.85% Fee
  Contracts(2)                           12.639442         2,341          29,589                                  1.12%
 Venture III 1.90% Fee
  Contracts(2)                           12.636812         7,332          92,653                                  1.09%
 Venture Strategy &
  Rollover Contracts       13.262545     14.026945             7              92                                  5.76%
                                                      --------------------------
                                                      12,916,819     202,116,506

Overseas Sub-Account:                                                               0.45% to 1.90%     9.39%
 Venture 1.40% Fee
  Contracts                13.661286     10.628366    16,528,653     175,672,569                                (22.20%)
 Venture Vision Contracts  13.458771     10.444462     1,731,799      18,087,705                                (22.40%)
 Venture Vantage 1.55%
  Fee Contracts            13.768330     10.695465     4,020,779      43,004,106                                (22.32%)
 Venture Vantage 1.75%
  Fee Contracts            11.222510      8.700270       638,558       5,555,624                                (22.47%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.694096       354,115       3,432,823                                (22.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.676220       168,275       1,628,260                                (22.59%)
 Venture III 1.70% Fee
  Contracts(2)                           11.387239        25,684         292,474                                 (8.90%)
 Venture III 1.90% Fee
  Contracts(2)                           11.377732         6,459          73,486                                 (8.98%)
 Venture Strategy &
  Rollover Contracts       13.181065     10.353401             8              78                                (21.45%)
                                                      --------------------------
                                                      23,474,330     247,747,125

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth Sub-Account:                                                                 0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $20.120816    $15.600316    14,698,196    $229,296,507                                (22.47%)
 Venture Vision Contracts  19.897782     15.388542     1,313,052      20,205,950                                (22.66%)
 Venture Vantage 1.55%
  Fee Contracts            14.469646     11.201832     6,084,755      68,160,402                                (22.58%)
 Venture Vantage 1.75%
  Fee Contracts             9.089389      7.022468       988,489       6,941,635                                (22.74%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.163627       380,246       3,484,435                                (26.69%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.146718       328,103       3,001,065                                (26.83%)
 Venture III 1.70% Fee
  Contracts(2)                           11.706670         8,825         103,316                                 (6.35%)
 Venture III 1.90% Fee
  Contracts(2)                           11.696894         3,148          36,820                                 (6.42%)
 Venture Strategy &
  Rollover Contracts       13.403429     10.492183         5,774          60,585                                (21.72%)
                                                      --------------------------
                                                      23,810,588     331,290,715

All Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     6.09%
 Venture 1.40% Fee
  Contracts                23.852189     17.927398    20,256,874     363,153,049                                (24.84%)
 Venture Vision Contracts  23.566248     17.667879     1,893,240      33,449,529                                (25.03%)
 Venture Vantage 1.55%     19.211930     14.417921     7,133,799     102,854,549                                (24.95%)
  Fee Contracts
 Venture Vantage 1.75%
  Fee Contracts            10.349704      7.751463     2,084,763      16,159,963                                (25.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.857071     1,006,732       8,916,704                                (29.14%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.840730       782,842       6,920,892                                (29.27%)
 Venture III 1.70% Fee
  Contracts(2)                           11.653136        33,482         390,165                                 (6.77%)
 Venture III 1.85% Fee
  Contracts(2)                           11.645841         8,255          96,140                                 (6.83%)
 Venture III 1.90% Fee
  Contracts(2)                           11.643403        27,423         319,297                                 (6.85%)
 Venture Strategy &
  Rollover Contracts       17.657078     13.398914         5,533          74,135                                (24.12%)
                                                      --------------------------
                                                      33,232,943     532,334,423

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
International Small Cap
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $18.844170    $12.802022     6,932,712     $88,752,727                                (32.06%)
 Venture Vision Contracts  18.618300     12.616712       553,997       6,989,615                                (32.23%)
 Venture Vantage 1.55%
  Fee Contracts            16.566096     11.237365     1,890,669      21,246,141                                (32.17%)
 Venture Vantage 1.75%
  Fee Contracts            10.030446      6.790288       319,523       2,169,650                                (32.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.693187       105,148         914,070                                (30.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.677144       129,049       1,119,778                                (30.58%)
 Venture III 1.70% Fee
  Contracts(2)                           11.687448         3,155          36,870                                 (6.50%)
 Venture III 1.85% Fee
  Contracts(2)                           11.680121         1,921          22,434                                 (6.56%)
 Venture III 1.90% Fee
  Contracts(2)                           11.677685        11,321         132,202                                 (6.58%)
 Venture Strategy &
  Rollover Contracts       15.728111     10.787968         6,083          65,620                                (31.41%)
                                                      --------------------------
                                                       9,953,578     121,449,107

Pacific Rim Emerging
  Markets Sub-Account:                                                              1.40% to 1.90%     0.41%
 Venture 1.40% Fee
  Contracts                 9.217819      7.400679     3,357,589      24,848,441                                (19.71%)
 Venture Vision Contracts   9.126236      7.308701       385,545       2,817,833                                (19.92%)
 Venture Vantage 1.55%
  Fee Contracts             8.924717      7.154529     1,204,952       8,620,867                                (19.83%)
 Venture Vantage 1.75%
  Fee Contracts            10.941915      8.753934        77,788         680,955                                (20.00%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.980535        21,132         210,915                                (20.16%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.962106         5,232          52,129                                (20.30%)
 Venture III 1.70% Fee
  Contracts(2)                           11.824607         1,035          12,240                                 (5.40%)
 Venture III 1.90% Fee
  Contracts(2)                           11.814713           912          10,771                                 (5.48%)
                                                      --------------------------
                                                       5,054,185      37,254,151

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Science & Technology
  Sub-Account:                                                                      0.45% to 1.90%     5.53%
 Venture 1.40% Fee
  Contracts               $24.672266    $14.291433    25,291,584    $361,452,980                                (42.07%)
 Venture Vision Contracts  24.427405     14.113845     2,359,252      33,298,116                                (42.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.767418     11.432929    10,971,012     125,430,796                                (42.16%)
 Venture Vantage 1.75%
  Fee Contracts             8.857329      5.112469     2,841,498      14,527,068                                (42.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        6.396444     1,494,462       9,559,238                                (48.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        6.384603       856,271       5,466,952                                (48.92%)
 Venture III 1.70% Fee
  Contracts(2)                           10.313402        86,179         888,799                                (17.49%)
 Venture III 1.85% Fee
  Contracts(2)                           10.306931         1,628          16,776                                (17.54%)
 Venture III 1.90% Fee
  Contracts(2)                           10.304778        55,036         567,136                                (17.56%)
 Venture Strategy &
  Rollover Contracts       20.064987     11.734960         7,859          92,226                                (41.52%)
                                                      --------------------------
                                                      43,964,781     551,300,087

Emerging Small Company
  Sub-Account:                                                                      0.45% t o1.90%     3.94%
 Venture 1.40% Fee
  Contracts                23.225958     17.806889     6,990,942     124,486,930                                (23.33%)
 Venture Vision Contracts  22.995348     17.585667       630,775      11,092,607                                (23.53%)
 Venture Vantage 1.55%
  Fee Contracts            20.764734     15.895834     2,777,117      44,144,589                                (23.45%)
 Venture Vantage 1.75%
  Fee Contracts            10.932942      8.352524       741,901       6,196,748                                (23.60%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.086879       512,535       4,657,337                                (27.30%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.070108       262,188       2,378,068                                (27.44%)
 Venture III 1.70% Fee
  Contracts(2)                           12.118671        35,417         429,210                                 (3.05%)
 Venture III 1.85% Fee
  Contracts(2)                           12.111098         4,641          56,208                                 (3.11%)
 Venture III 1.90% Fee
  Contracts(2)                           12.108565        25,841         312,900                                 (3.13%)
 Venture Strategy &
  Rollover Contracts       18.484616     14.308293         5,431          77,713                                (22.59%)
                                                      --------------------------
                                                      11,986,788     193,832,310

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------     --------------------------------------------------------------------------------
                                                                                                     INVESTMENT   TOTAL
                            UNIT           UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE          VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------     ----------    ----------    ------------    --------------  ----------  --------
Aggressive Growth
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $16.889157     $12.326027    12,455,239    $153,523,614                                (27.02%)
 Venture Vision Contracts  16.721411      12.172856     1,005,806      12,243,526                                (27.20%)
 Venture Vantage 1.55%
  Fee Contracts            15.815609      11.525066     5,299,733      61,079,768                                (27.13%)
 Venture Vantage 1.75%
  Fee Contracts            11.182499       8.132426     1,223,781       9,952,311                                (27.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.020870       798,748       7,205,401                                (27.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.004226       383,970       3,457,347                                (27.97%)
 Venture III 1.70% Fee
  Contracts(2)                            11.131670        49,959         556,122                                (10.95%)
 Venture III 1.85% Fee
  Contracts(2)                            11.124693         4,291          47,735                                (11.00%)
 Venture III 1.90% Fee
  Contracts(2)                            11.122368        29,592         329,130                                (11.02%)
 Venture Strategy &
  Rollover Contracts       16.207424      11.942407        11,256         134,425                                (26.32%)
                                                       --------------------------
                                                       21,262,375     248,529,379

International Stock
  Sub-Account:                                                                      0.45% to 1.90%     4.65%
 Venture 1.40% Fee
  Contracts                15.087850      11.672280     5,957,226      69,534,415                                (22.64%)
 Venture Vision Contracts  14.938063      11.527320       719,284       8,291,413                                (22.83%)
 Venture Vantage 1.55%
  Fee Contracts            13.470191      10.405088     2,312,028      24,056,851                                (22.75%)
 Venture Vantage 1.75%
  Fee Contracts            11.202883       8.636273       236,635       2,043,652                                (22.91%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.671494       249,765       2,415,597                                (22.63%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.653655       213,338       2,059,497                                (22.77%)
 Venture III 1.70% Fee
  Contracts(2)                            11.635074        31,891         371,052                                 (6.92%)
 Venture III 1.85% Fee
  Contracts(2)                            11.627790         6,137          71,360                                 (6.98%)
 Venture III 1.90% Fee
  Contracts(2)                            11.625360        27,818         323,389                                 (7.00%)
 Venture Strategy &
  Rollover Contracts       13.475212      10.525001           264           2,775                                (21.89%)
                                                       --------------------------
                                                        9,754,386     109,170,001


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Quantitative Equity                                                                 0.45% to 1.90%    15.40%
  Sub-Account:
 Venture 1.40% Fee
  Contracts               $25.371611    $19.274831     8,261,590    $159,240,759                                (24.03%)
 Venture Vision Contracts  25.119884     19.035553     1,149,891      21,888,814                                (24.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.714449     14.954450     3,290,549      49,208,353                                (24.14%)
 Venture Vantage 1.75%
  Fee Contracts            12.092105      9.154017       720,103       6,591,834                                (24.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.257381       659,075       6,101,309                                (25.94%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.240305       350,722       3,240,779                                (26.08%)
 Venture III 1.70% Fee
  Contracts(2)                           11.206237        29,209         327,326                                (10.35%)
 Venture III 1.85% Fee
  Contracts(2)                           11.199216         3,427          38,383                                (10.41%)
 Venture III 1.90% Fee
  Contracts(2)                           11.196875        34,080         381,588                                (10.42%)
 Venture Strategy &
  Rollover Contracts       17.915408     13.741313         4,632          63,645                                (23.30%)
                                                      --------------------------
                                                      14,503,278     247,082,790

Value Sub-Account:                                                                  0.45% to 1.90%     2.83%
 Venture 1.40% Fee
  Contracts               17.1823400     17.521564     9,378,964     164,334,111                                  1.97%
 Venture Vision Contracts 17.0118280     17.304087     1,159,966      20,072,152                                  1.72%
 Venture Vantage 1.55%
  Fee Contracts           14.1275020     14.384678     4,020,484      57,833,366                                  1.82%
 Venture Vantage 1.75%
  Fee Contracts           15.5527530     15.804033       543,780       8,593,911                                  1.62%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.262228       808,086       9,908,942                                 (1.90%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.239648       365,986       4,479,540                                 (2.08%)
 Venture III 1.70%
  Fee Contracts(2)                       11.954290        58,639         700,987                                 (4.37%)
 Venture III 1.85% Fee
  Contracts(2)                           11.946808        10,102         120,685                                 (4.43%)
 Venture III 1.90% Fee
  Contracts(2)                           11.944310        90,953       1,086,370                                 (4.45%)
 Venture Strategy &
  Rollover Contracts      13.3519900     13.746382         1,632          22,432                                  2.95%
                                                      --------------------------
                                                      16,438,592     267,152,496

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                              2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                               UNIT            UNIT                                            EXPENSE        INCOME    RETURN
                               VALUE           VALUE           UNITS          DOLLARS           RATIO*        RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
Real Estate Securities
  Sub-Account:                                                                             0.45% to 1.90%      2.74%
 Venture 1.40% Fee
  Contracts                 $13.852028      $14.088482       3,120,893      $43,968,646                                  1.71%
 Venture Vision
  Contracts                  13.714476       13.913544         451,753        6,285,481                                  1.45%
 Venture Vantage 1.55%
  Fee Contracts              12.511528       12.705913       1,226,429       15,582,898                                  1.55%
 Venture Vantage 1.75%
  Fee Contracts              13.588062       13.771429         138,375        1,905,628                                  1.35%
 Venture Vantage 1.60%
  Fee Contracts(1)                           12.837004         256,275        3,289,800                                  2.70%
 Venture Vantage 1.80%
  Fee Contracts(1)                           12.813379         142,337        1,823,816                                  2.51%
 Venture III 1.70% Fee
  Contracts(2)                               12.403674          49,154          609,691                                 (0.77%)
 Venture III 1.85% Fee
  Contracts(2)                               12.395916           2,736           33,916                                 (0.83%)
 Venture III 1.90% Fee
  Contracts(2)                               12.393335          25,944          321,539                                 (0.85%)
 Venture Strategy &
  Rollover Contracts         11.853453       12.171588             803            9,772                                  2.68%
                                                             --------------------------
                                                             5,414,699       73,831,187

Balanced Sub-Account:                                                                      0.45% to 1.90%      2.14%
 Venture 1.40% Fee
  Contracts                  14.272291       12.637994       3,249,577       41,068,134                                (11.45%)
 Venture Vision Contracts    14.130567       12.481031         504,035        6,290,876                                (11.67%)
 Venture Vantage 1.55% Fee
  Contracts                  12.446809       11.004909       2,097,046       23,077,804                                (11.58%)
 Venture Vantage 1.75% Fee
  Contracts                  11.252446        9.928886         161,268        1,601,215                                (11.76%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.562682         148,406        1,567,563                                (15.50%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.543217          89,878          947,609                                (15.65%)
 Venture III 1.70% Fee
  Contracts(2)                               11.861420           6,822           80,920                                 (5.11%)
 Venture III 1.90% Fee
  Contracts(2)                               11.851529           8,766          103,888                                 (5.19%)
 Venture Strategy &
  Rollover Contracts         11.583489       10.355674           1,954           20,234                                (10.60%)
                                                             --------------------------
                                                             6,267,752       74,758,243

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                                2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                              UNIT            UNIT                                            EXPENSE         INCOME     RETURN
                              VALUE           VALUE            UNITS          DOLLARS          RATIO*         RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
High Yield Sub-Account:                                                                    0.45% to 1.90%     10.38%
 Venture 1.40% Fee
  Contracts                 $13.459828      $12.544550       5,952,678      $74,673,671                                 (6.80%)
 Venture Vision Contracts    13.326181       12.388789       1,453,526       18,007,421                                 (7.03%)
 Venture Vantage 1.55% Fee
  Contracts                  12.409523       11.548229       2,809,577       32,445,633                                 (6.94%)
 Venture Vantage 1.75% Fee
  Contracts                  11.519841       10.698741         235,980        2,524,685                                 (7.13%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.920556         314,206        3,431,303                                (12.64%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.900449         168,652        1,838,387                                (12.80%)
 Venture III 1.70% Fee
  Contracts(2)                               11.987059          38,548          462,074                                 (4.10%)
 Venture III 1.85% Fee
  Contracts(2)                               11.979562           2,291           27,450                                 (4.16%)
 Venture III 1.90% Fee
  Contracts(2)                               11.977070          23,587          282,507                                 (4.18%)
 Venture Strategy &
  Rollover Contracts         11.878374       11.176956             968           10,824                                 (5.91%)
                                                            ---------------------------
                                                            11,000,013      133,703,955

Lifestyle Aggressive 1000                                                                  0.45% to 1.90%      7.78%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                  14.948006       12.723595       4,535,529       57,708,229                                (14.88%)
 Venture Vision Contracts    14.799593       12.565579         329,417        4,139,320                                (15.10%)
 Venture Vantage 1.55% Fee
  Contracts                  13.263783       11.272948       2,043,538       23,036,689                                (15.01%)
 Venture Vantage 1.75% Fee
  Contracts                  11.872645       10.070301         281,664        2,836,445                                (15.18%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.363738         429,012        4,446,172                                (17.09%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.344632         191,040        1,976,235                                (17.24%)
 Venture III 1.70% Fee
  Contracts(2)                               11.850047          52,572          622,976                                 (5.20%)
 Venture III 1.85% Fee
  Contracts(2)                               11.842624           3,019           35,752                                 (5.26%)
 Venture III 1.90% Fee
  Contracts(2)                               11.840156          19,005          225,023                                 (5.28%)
 Venture Strategy &
  Rollover Contracts         12.728218       10.938337             762            8,337                                (14.06%)
                                                            ---------------------------
                                                             7,885,558       95,035,178

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Growth 820 Sub-Account:                                                             0.45% to 1.90%   8.31%
   Venture 1.40% Fee Contracts            $16.162371  $14.495682    17,321,581  $251,088,130                             (10.31%)
   Venture Vision Contracts                16.001947   14.315720     2,041,720    29,228,686                             (10.54%)
   Venture Vantage 1.55% Fee Contracts     14.237879   12.750370     8,372,926   106,757,902                             (10.45%)
   Venture Vantage 1.75% Fee Contracts     12.089786   10.804923     1,230,634    13,296,907                             (10.63%)
   Venture Vantage 1.60% Fee Contracts(1)              10.938240     1,782,794    19,500,631                             (12.49%)
   Venture Vantage 1.80% Fee Contracts(1)              10.918093       957,298    10,451,868                             (12.66%)
   Venture III 1.70% Fee Contracts(2)                  12.068379       384,805     4,643,967                              (3.45%)
   Venture III 1.85% Fee Contracts(2)                  12.060834        23,486       283,263                              (3.51%)
   Venture III 1.90% Fee Contracts(2)                  12.058318       148,069     1,785,458                              (3.53%)
   Venture Strategy & Rollover Contracts   13.529644   12.251081         5,435        66,579                              (9.45%)
                                                                    ------------------------
                                                                    32,268,748   437,103,391

Lifestyle Balanced 640 Sub-Account:                                                           0.45% to 1.90%   7.47%
   Venture 1.40% Fee Contracts             16.437657   15.433664    14,592,433   225,214,704                              (6.11%)
   Venture Vision Contracts                16.274494   15.242085     2,696,849    41,105,609                              (6.34%)
   Venture Vantage 1.55% Fee Contracts     14.594658   13.682573     9,274,040   126,892,731                              (6.25%)
   Venture Vantage 1.75% Fee Contracts     12.355297   11.559863     1,152,081    13,317,897                              (6.44%)
   Venture Vantage 1.60% Fee Contracts(1)              11.514709     1,904,121    21,925,395                              (7.88%)
   Venture Vantage 1.80% Fee Contracts(1)              11.493504     1,321,349    15,186,928                              (8.05%)
   Venture III 1.70% Fee Contracts(2)                  12.205200       375,232     4,579,783                              (2.36%)
   Venture III 1.85% Fee Contracts(2)                  12.197559        51,647       629,964                              (2.42%)
   Venture III 1.90% Fee Contracts(2)                  12.195023       245,748     2,996,899                              (2.44%)
   Venture Strategy & Rollover Contracts   13.929909   13.204737        16,391       216,435                              (5.21%)
                                                                    ------------------------
                                                                    31,629,891   452,066,345


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

             The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Moderate 460 Sub-Account:                                                           0.45% to 1.90%    5.45%
   Venture 1.40% Fee Contracts            $16.596254  $16.185243     5,123,480   $82,924,771                               (2.48%)
   Venture Vision Contracts                16.431521   15.984331     1,247,429    19,939,317                               (2.72%)
   Venture Vantage 1.55% Fee Contracts     14.954083   14.561752     2,943,459    42,861,920                               (2.62%)
   Venture Vantage 1.75% Fee Contracts     12.579492   12.224839       335,394     4,100,142                               (2.82%)
   Venture Vantage 1.60% Fee Contracts(1)              12.028658       616,270     7,412,901                               (3.77%)
   Venture Vantage 1.80% Fee Contracts(1)              12.006535       284,408     3,414,747                               (3.95%)
   Venture III 1.70% Fee Contracts(2)                  12.322172       209,118     2,576,785                               (1.42%)
   Venture III 1.85% Fee Contracts(2)                  12.314464        26,438       325,570                               (1.48%)
   Venture III 1.90% Fee Contracts(2)                  12.311897       159,770     1,967,070                               (1.50%)
   Venture Strategy & Rollover Contracts   14.242240   14.022897         9,322       130,721                               (1.54%)
                                                                    ------------------------
                                                                    10,955,088   165,653,944


Lifestyle Conservative 280 Sub-Account:                                                       0.45% to 1.90%    4.72%
   Venture 1.40% Fee Contracts             16.397834   16.689833     2,866,820    47,846,739                                1.78%
   Venture Vision Contracts                16.235059   16.482670     1,017,207    16,766,284                                1.53%
   Venture Vantage 1.55% Fee Contracts     15.160940   15.407658     2,000,113    30,817,048                                1.63%
   Venture Vantage 1.75% Fee Contracts     12.913124   13.096907       180,020     2,357,709                                1.42%
   Venture Vantage 1.60% Fee Contracts(1)              12.607483       356,485     4,494,372                                0.86%
   Venture Vantage 1.80% Fee Contracts(1)              12.584297       158,202     1,990,862                                0.67%
   Venture III 1.70% Fee Contracts(2)                  12.513503        42,106       526,891                                0.11%
   Venture III 1.85% Fee Contracts(2)                  12.505683         1,490        18,630                                0.05%
   Venture III 1.90% Fee Contracts(2)                  12.503081        71,318       891,697                                0.02%
   Venture Strategy & Rollover Contracts   14.547877   14.949047         1,909        28,539                                2.76%
                                                                    ------------------------
                                                                     6,695,670   105,738,771


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Value Sub-Account:                                                              0.45% to 1.90%   0.14%
   Venture 1.40% Fee Contracts            $12.436171  $13.063929    5,828,339   $ 76,141,001                                5.05%
   Venture Vision Contracts                12.335633   12.925755      825,196     10,666,280                                4.78%
   Venture Vantage 1.55% Fee Contracts     12.375754   12.980850    1,949,877     25,311,063                                4.89%
   Venture Vantage 1.75% Fee Contracts     13.356548   13.981425      270,322      3,779,487                                4.68%
   Venture Vantage 1.60% Fee Contracts(1)              12.933102      480,845      6,218,809                                3.46%
   Venture Vantage 1.80% Fee Contracts(1)              12.909289      382,033      4,931,786                                3.27%
   Venture III 1.70% Fee Contracts(2)                  12.612748      105,547      1,331,238                                0.90%
   Venture III 1.85% Fee Contracts(2)                  12.604862        5,929         74,741                                0.84%
   Venture III 1.90% Fee Contracts(2)                  12.602235       63,197        796,425                                0.82%
   Venture Strategy & Rollover Contracts   12.266242   13.009205        1,233         16,035                                6.06%
                                                                    ------------------------
                                                                    9,912,518    129,266,865

International Value Sub-Account:                                                              1.40% to 1.90%   2.62%
   Venture 1.40% Fee Contracts             11.862293   10.529997    4,056,960     42,719,778                              (11.23%)
   Venture Vision Contracts                11.813131   10.459987      447,013      4,675,755                              (11.45%)
   Venture Vantage 1.55% Fee Contracts     11.832776   10.487935    1,904,559     19,974,889                              (11.37%)
   Venture Vantage 1.75% Fee Contracts     11.868508   10.498425      216,641      2,274,386                              (11.54%)
   Venture Vantage 1.60% Fee Contracts(1)              11.125714      252,964      2,814,400                              (10.99%)
   Venture Vantage 1.80% Fee Contracts(1)              11.105217      223,671      2,483,917                              (11.16%)
   Venture III 1.70% Fee Contracts(2)                  11.968682       36,123        432,345                               (4.25%)
   Venture III 1.85% Fee Contracts(2)                  11.961174        2,396         28,660                               (4.31%)
   Venture III 1.90% Fee Contracts(2)                  11.958679       12,424        148,571                               (4.33%)
                                                                    ------------------------
                                                                    7,152,751     75,552,701


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Blend Sub-Account:                                                              0.45% to 1.90%     0.51%
   Venture 1.40% Fee Contracts            $12.601917  $12.138851     5,261,455  $ 63,868,019                             (3.67%)
   Venture Vision Contracts                12.549695   12.058116       641,339     7,733,338                             (3.92%)
   Venture Vantage 1.55% Fee Contracts     12.570556   12.090352     2,118,013    25,607,517                             (3.82%)
   Venture Vantage 1.75% Fee Contracts      9.630818    9.244249       373,446     3,452,228                             (4.01%)
   Venture Vantage 1.60% Fee Contracts(1)              10.682160       362,207     3,869,153                            (14.54%)
   Venture Vantage 1.80% Fee Contracts(1)              10.662451       188,907     2,014,212                            (14.70%)
   Venture III 1.70% Fee Contracts(2)                  12.178671        67,344       820,159                             (2.57%)
   Venture III 1.85% Fee Contracts(2)                  12.171046         2,248        27,363                             (2.63%)
   Venture III 1.90% Fee Contracts(2)                  12.168505        22,152       269,553                             (2.65%)
   Venture Strategy & Rollover Contracts    9.554061    9.291556         1,110        10,317                             (2.75%)
                                                                    ------------------------
                                                                     9,038,221  107,671,859


Total Return Sub-Account:                                                                     0.45% to 1.90%     3.38%
   Venture 1.40% Fee Contracts             13.404017   14.311130    13,222,441   189,228,072                              6.77%
   Venture Vision Contracts                13.348487   14.216074     2,143,055    30,465,834                              6.50%
   Venture Vantage 1.55% Fee Contracts     13.370675   14.254028     6,436,963    91,752,651                              6.61%
   Venture Vantage 1.75% Fee Contracts     13.220054   14.065149     1,010,389    14,211,263                              6.39%
   Venture Vantage 1.60% Fee Contracts(1)              13.327266     2,073,199    27,630,072                              6.62%
   Venture Vantage 1.80% Fee Contracts(1)              13.302764     1,198,006    15,936,788                              6.42%
   Venture III 1.70% Fee Contracts(2)                  12.789672       386,875     4,948,010                              2.32%
   Venture III 1.85% Fee Contracts(2)                  12.781691        39,111       499,899                              2.25%
   Venture III 1.90% Fee Contracts(2)                  12.779035       194,521     2,485,790                              2.23%
   Venture Strategy & Rollover Contracts               14.697020         1,321        19,420                              7.79%
                                                                    ------------------------
                                                                    26,705,881   377,177,799


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------

U.S. Large Cap Value Sub-Account:                                                             0.45% to 1.90%     1.02%
   Venture 1.40% Fee Contracts            $12.894130  $12.390130     13,530,303 $167,642,208                              (3.91%)
   Venture Vision Contracts                12.840714   12.307781      1,670,512   20,560,298                              (4.15%)
   Venture Vantage 1.55% Fee Contracts     12.862059   12.340662      6,796,370   83,871,703                              (4.05%)
   Venture Vantage 1.75% Fee Contracts     12.467016   11.937561        943,818   11,266,894                              (4.25%)
   Venture Vantage 1.60% Fee Contracts(1)              11.511103        821,376    9,454,942                              (7.91%)
   Venture Vantage 1.80% Fee Contracts(1)              11.489880        839,169    9,641,945                              (8.08%)
   Venture III 1.70% Fee Contracts(2)                  12.076441        137,784    1,663,935                              (3.39%)
   Venture III 1.85% Fee Contracts(2)                  12.068885            705        8,510                              (3.45%)
   Venture III 1.90% Fee Contracts(2)                  12.066364         43,256      521,938                              (3.47%)
   Venture Strategy & Rollover Contracts               11.881980          6,598       78,395                              (2.99%)
                                                                    ------------------------
                                                                     24,789,891  304,710,768

Mid Cap Stock Sub-Account:                                                                    0.45% to 1.90%     0.00%
   Venture 1.40% Fee Contracts             11.821790   10.374890      5,974,628   61,986,111                             (12.24%)
   Venture Vision Contracts                11.772795   10.305876        585,476    6,033,839                             (12.46%)
   Venture Vantage 1.55% Fee Contracts     11.792364   10.333419      2,559,861   26,452,114                             (12.37%)
   Venture Vantage 1.75% Fee Contracts     12.208008   10.676087        368,860    3,937,977                             (12.55%)
   Venture Vantage 1.60% Fee Contracts(1)              10.646203        538,184    5,729,617                             (14.83%)
   Venture Vantage 1.80% Fee Contracts(1)              10.626573        377,123    4,007,526                             (14.99%)
   Venture III 1.70% Fee Contracts(2)                  12.492798         58,462      730,354                              (0.06%)
   Venture III 1.85% Fee Contracts(2)                  12.484975          5,518       68,887                              (0.12%)
   Venture III 1.90% Fee Contracts(2)                  12.482364         53,822      671,822                              (0.14%)
   Venture Strategy & Rollover Contracts   12.483407   11.060968          3,037       33,596                             (11.39%)
                                                                    ------------------------
                                                                     10,524,971  109,651,843


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Tactical Allocation Sub-Account:                                                              0.45% to 1.90%    0.81%
   Venture 1.40% Fee Contracts            $11.989936  $10.239810     3,637,816  $37,250,542                              (14.60%)
   Venture Vision Contracts                11.970334   10.197351       230,096    2,346,367                              (14.81%)
   Venture Vantage 1.55% Fee Contracts     11.978173   10.214321     1,240,440   12,670,247                              (14.73%)
   Venture Vantage 1.75% Fee Contracts     12.188577   10.372818       416,414    4,319,385                              (14.90%)
   Venture Vantage 1.60% Fee Contracts(1)              10.340578       585,114    6,050,420                              (17.28%)
   Venture Vantage 1.80% Fee Contracts(1)              10.321521       505,460    5,217,123                              (17.43%)
   Venture III 1.70% Fee Contracts(2)                  11.719158        32,057      375,686                               (6.25%)
   Venture III 1.85% Fee Contracts(2)                  11.711820         3,448       40,381                               (6.31%)
   Venture III 1.90% Fee Contracts(2)                  11.709378        11,123      130,243                               (6.32%)
   Venture Strategy & Rollover Contracts   12.064740   10.402759           846        8,800                              (13.78%)
                                                                    ------------------------
                                                                     6,662,814   68,409,194


Dynamic Growth Sub-Account:                                                                   0.45% to 1.90%    0.18%
   Venture 1.40% Fee Contracts              7.906976    4.658653    11,671,811   54,374,918                              (41.08%)
   Venture Vision Contracts                 7.894008    4.639280       804,566    3,732,607                              (41.23%)
   Venture Vantage 1.55% Fee Contracts      7.899193    4.647016     4,546,306   21,126,755                              (41.17%)
   Venture Vantage 1.75% Fee Contracts      8.771239    5.149629       904,271    4,656,658                              (41.29%)
   Venture Vantage 1.60% Fee Contracts(1)               6.281540       549,781    3,453,470                              (49.75%)
   Venture Vantage 1.80% Fee Contracts(1)               6.269929       363,236    2,277,465                              (49.84%)
   Venture III 1.70% Fee Contracts(2)                  10.761173        35,428      381,248                              (13.91%)
   Venture III 1.85% Fee Contracts(2)                  10.754429           320        3,442                              (13.96%)
   Venture III 1.90% Fee Contracts(2)                  10.752178        24,817      266,837                              (13.98%)
   Venture Strategy & Rollover Contracts    7.956456    4.733016         1,275        6,035                              (40.51%)
                                                                    ------------------------
                                                                    18,901,811   90,279,435


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Internet Technologies Sub-Account                                                             0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts            $6.965644     $3.702481    6,246,364   $23,127,043                              (46.85%)
   Venture Vision Contracts                6.954217      3.687062      365,553     1,347,816                              (46.98%)
   Venture Vantage 1.55% Fee Contracts     6.958782      3.693226    2,239,993     8,272,799                              (46.93%)
   Venture Vantage 1.75% Fee Contracts     7.012603      3.714267      446,650     1,658,978                              (47.03%)
   Venture Vantage 1.60% Fee Contracts(1)                5.777008      185,158     1,069,661                              (53.78%)
   Venture Vantage 1.80% Fee Contracts(1)                5.766322      113,932       656,965                              (53.87%)
   Venture III 1.70% Fee Contracts(2)                   10.476489          238         2,494                              (16.19%)
   Venture III 1.90% Fee Contracts(2)                   10.467736        2,518        26,360                              (16.26%)
   Venture Strategy & Rollover Contracts                 3.761654        4,633        17,427                              (46.33%)
                                                                    ------------------------
                                                                     9,605,039    36,179,543

International Index Sub-Account:                                                              1.40% to 1.90%    1.50%
   Venture 1.40% Fee Contracts            11.167069      8.543617      908,679     7,763,404                              (23.49%)
   Venture Vision Contracts               11.148798      8.508168       46,720       397,501                              (23.69%)
   Venture Vantage 1.55% Fee Contracts    11.156110      8.522331      288,345     2,457,368                              (23.61%)
   Venture Vantage 1.75% Fee Contracts    11.529885      8.790137       60,409       531,006                              (23.76%)
   Venture Vantage 1.60% Fee Contracts(1)                9.687956       98,643       955,650                              (22.50%)
   Venture Vantage 1.80% Fee Contracts(1)                9.670086       18,745       181,268                              (22.64%)
   Venture III 1.70% Fee Contracts(2)                   11.430305       25,783       294,709                               (8.56%)
   Venture III 1.85% Fee Contracts(2)                   11.423141          182         2,079                               (8.61%)
   Venture III 1.90% Fee Contracts(2)                   11.420756        5,675        64,816                               (8.63%)
                                                                    ------------------------
                                                                     1,453,181    12,647,801


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Total Stock Market Index Sub-Account:                                                         1.40% to 1.90%    1.12%
   Venture 1.40% Fee Contracts             $11.142088   $ 9.732630    1,234,347   $12,013,441                              (12.65%)
   Venture Vision Contracts                 11.123861     9.692272      253,819     2,460,084                              (12.87%)
   Venture Vantage 1.55% Fee Contracts      11.131148     9.708403      768,989     7,465,657                              (12.78%)
   Venture Vantage 1.75% Fee Contracts      11.456807     9.972325       87,254       870,123                              (12.96%)
   Venture Vantage 1.60% Fee Contracts(1)                10.524299      138,933     1,462,174                              (15.81%)
   Venture Vantage 1.80% Fee Contracts(1)                10.504899       59,445       624,461                              (15.96%)
   Venture III 1.70% Fee Contracts(2)                    11.846265       21,575       255,587                               (5.23%)
   Venture III 1.85% Fee Contracts(2)                    11.838850        1,002        11,859                               (5.29%)
   Venture III 1.90% Fee Contracts(2)                    11.836381        4,897        57,968                               (5.31%)
                                                                    -------------------------
                                                                      2,570,261    25,221,354

500 Index Sub-Account:                                                                        0.45% to 1.90%    1.10%
   Venture 1.40% Fee Contracts              11.200577     9.677729    8,953,455    86,649,107                              (13.60%)
   Venture Vision Contracts                 11.182275     9.637624      847,220     8,165,189                              (13.81%)
   Venture Vantage 1.55% Fee Contracts      11.189592     9.653637    3,091,061    29,839,979                              (13.73%)
   Venture Vantage 1.75% Fee Contracts      11.516966     9.916084      555,438     5,507,771                              (13.90%)
   Venture Vantage 1.60% Fee Contracts(1)                10.450629    1,477,184    15,437,495                              (16.39%)
   Venture Vantage 1.80% Fee Contracts(1)                10.431377      514,816     5,370,243                              (16.55%)
   Venture III 1.70% Fee Contracts(2)                    11.773758      160,515     1,889,861                               (5.81%)
   Venture III 1.85% Fee Contracts(2)                    11.766387       15,044       177,011                               (5.87%)
   Venture III 1.90% Fee Contracts(2)                    11.763930       75,325       886,122                               (5.89%)
   Venture Strategy & Rollover Contracts                  9.831721        1,752        17,230                              (12.77%)
                                                                    -------------------------
                                                                     15,691,810   153,940,008


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Index Sub-Account:                                                                    1.40% to 1.90%    0.89%
   Venture 1.40% Fee Contracts             $13.271787  $12.858949    1,619,104   $20,819,979                              (3.11%)
   Venture Vision Contracts                 13.250096   12.805647      323,252     4,139,446                              (3.35%)
   Venture Vantage 1.55% Fee Contracts      13.258777   12.826946      577,686     7,409,950                              (3.26%)
   Venture Vantage 1.75% Fee Contracts      13.223282   12.766859       77,151       984,972                              (3.45%)
   Venture Vantage 1.60% Fee Contracts(1)               11.903823      215,048     2,559,891                              (4.77%)
   Venture Vantage 1.80% Fee Contracts(1)               11.881892       80,113       951,892                              (4.94%)
   Venture III 1.70% Fee Contracts(2)                   12.317115       36,586       450,633                              (1.46%)
   Venture III 1.85% Fee Contracts(2)                   12.309409          880        10,830                              (1.52%)
   Venture III 1.90% Fee Contracts(2)                   12.306843       16,546       203,627                              (1.55%)
                                                                    ------------------------
                                                                     2,946,366    37,531,220

Small Cap Index Sub-Account:                                                                  1.40% to 1.90%    2.53%
   Venture 1.40% Fee Contracts              11.596178   11.605417    1,252,055    14,530,618                               0.08%
   Venture Vision Contracts                 11.577217   11.557294      214,463     2,478,607                              (0.17%)
   Venture Vantage 1.55% Fee Contracts      11.584805   11.576533      396,804     4,593,618                              (0.07%)
   Venture Vantage 1.75% Fee Contracts      11.943325   11.910780       47,386       564,402                              (0.27%)
   Venture Vantage 1.60% Fee Contracts(1)               11.910953      178,168     2,122,147                              (4.71%)
   Venture Vantage 1.80% Fee Contracts(1)               11.889003       45,674       543,013                              (4.89%)
   Venture III 1.70% Fee Contracts(2)                   12.432687       38,374       477,090                              (0.54%)
   Venture III 1.85% Fee Contracts(2)                   12.424901          336         4,171                              (0.60%)
   Venture III 1.90% Fee Contracts(2)                   12.422319        7,324        90,986                              (0.62%)
                                                                    ------------------------
                                                                     2,180,584    25,404,652


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Capital Appreciation Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts             $10.945558    $8.804929   1,758,403   $15,482,610                              (19.56%)
   Venture Vision Contracts                 10.941194     8.779269     182,076     1,598,492                              (19.76%)
   Venture Vantage 1.55% Fee Contracts      10.942940     8.789532     410,618     3,609,139                              (19.68%)
   Venture Vantage 1.75% Fee Contracts      10.939455     8.769024     101,033       885,962                              (19.84%)
   Venture Vantage 1.60% Fee Contracts(1)                 9.437943     266,792     2,517,967                              (24.50%)
   Venture Vantage 1.80% Fee Contracts(1)                 9.420540     206,667     1,946,909                              (24.64%)
   Venture III 1.70% Fee Contracts(2)                    11.867934      53,583       635,919                               (5.06%)
   Venture III 1.85% Fee Contracts(2)                    11.860509       7,787        92,358                               (5.12%)
   Venture III 1.90% Fee Contracts(2)                    11.858037      20,129       238,696                               (5.14%)
                                                                    ------------------------
                                                                     3,007,088    27,008,052

Telecommunications Sub-Account:                                                               1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                            7.855476     467,251     3,670,476                              (37.16%)
   Venture Vision Contracts                               7.842239      95,241       746,899                              (37.26%)
   Venture Vantage 1.55% Fee Contracts                    7.847530     218,991     1,718,535                              (37.22%)
   Venture Vantage 1.75% Fee Contracts                    7.836946      18,360       143,888                              (37.30%)
   Venture Vantage 1.60% Fee Contracts(1)                 7.844884     109,489       858,930                              (37.24%)
   Venture Vantage 1.80% Fee Contracts(1)                 7.834309      89,110       698,119                              (37.33%)
   Venture III 1.70% Fee Contracts(2)                    10.382237       9,281        96,359                              (16.94%)
   Venture III 1.90% Fee Contracts(2)                    10.373561       8,734        90,600                              (17.01%)
                                                                    ------------------------
                                                                     1,016,457     8,023,806


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Health Sciences Sub-Account:                                                                  0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $13.413253    1,671,262   $22,417,060                                7.31%
   Venture Vision Contracts                             13.390760      292,739     3,919,995                                7.13%
   Venture Vantage 1.55% Fee Contracts                  13.399749      629,384     8,433,583                                7.20%
   Venture Vantage 1.75% Fee Contracts                  13.381761       65,587       877,664                                7.05%
   Venture Vantage 1.60% Fee Contracts(1)               13.395250      351,366     4,706,630                                7.16%
   Venture Vantage 1.80% Fee Contracts(1)               13.377271      201,379     2,693,897                                7.02%
   Venture III 1.70% Fee Contracts(2)                   13.191182       61,133       806,412                                5.53%
   Venture III 1.85% Fee Contracts(2)                   13.182940        3,329        43,883                                5.46%
   Venture III 1.90% Fee Contracts(2)                   13.180193       46,697       615,476                                5.44%
   Venture Strategy & Rollover Contracts                13.499140        1,742        23,509                                7.99%
                                                                    ------------------------
                                                                     3,324,618    44,538,109

Mid Cap Growth Sub-Account:                                                                   0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.371739    1,263,887    13,108,709                              (17.03%)
   Venture Vision Contracts                             10.354292      135,587     1,403,906                              (17.17%)
   Venture Vantage 1.55% Fee Contracts                  10.361265      390,251     4,043,489                              (17.11%)
   Venture Vantage 1.75% Fee Contracts                  10.347320       65,698       679,802                              (17.22%)
   Venture Vantage 1.60% Fee Contracts(1)               10.357777      264,652     2,741,207                              (17.14%)
   Venture Vantage 1.80% Fee Contracts(1)               10.343827      132,999     1,375,715                              (17.25%)
   Venture III 1.70% Fee Contracts(2)                   11.309753       45,053       509,537                               (9.52%)
   Venture III 1.85% Fee Contracts(2)                   11.302659        2,268        25,637                               (9.58%)
   Venture III 1.90% Fee Contracts(2)                   11.300304       15,487       175,010                               (9.60%)
   Venture Strategy & Rollover Contracts                10.438314          930         9,705                              (16.49%)
                                                                    ------------------------
                                                                     2,316,812    24,072,717


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Opportunities Sub-Account:                                                            0.45% to 1.90%   0.00%
   Venture 1.40% Fee Contracts                          $10.490622     617,741  $ 6,480,484                               (16.08%)
   Venture Vision Contracts                              10.472982      99,556    1,042,650                               (16.22%)
   Venture Vantage 1.55% Fee Contracts                   10.480032     142,849    1,497,059                               (16.16%)
   Venture Vantage 1.75% Fee Contracts                   10.465924      67,113      702,396                               (16.27%)
   Venture Vantage 1.60% Fee Contracts(1)                10.476500     192,110    2,012,644                               (16.19%)
   Venture Vantage 1.80% Fee Contracts(1)                10.462406      84,846      887,692                               (16.30%)
   Venture III 1.70% Fee Contracts(2)                    11.662694      21,043      245,420                                (6.70%)
   Venture III 1.90% Fee Contracts(2)                    11.652957      11,529      134,347                                (6.78%)
   Venture Strategy & Rollover Contracts                 10.557954       1,500       15,835                               (15.54%)
                                                                    ------------------------
                                                                     1,238,287   13,018,527

Financial Services Sub-Account:                                                               1.40% to 1.90%   0.08%
   Venture 1.40% Fee Contracts                           11.524203     854,345    9,845,646                                (7.81%)
   Venture Vision Contracts                              11.504833     120,454    1,385,806                                (7.96%)
   Venture Vantage 1.55% Fee Contracts                   11.512580     309,851    3,567,188                                (7.90%)
   Venture Vantage 1.75% Fee Contracts                   11.497105      48,080      552,781                                (8.02%)
   Venture Vantage 1.60% Fee Contracts(1)                11.508706     306,662    3,529,283                                (7.93%)
   Venture Vantage 1.80% Fee Contracts(1)                11.493242     150,907    1,734,407                                (8.05%)
   Venture III 1.70% Fee Contracts(2)                    11.815615      26,301      310,757                                (5.48%)
   Venture III 1.85% Fee Contracts(2)                    11.808217         819        9,673                                (5.53%)
   Venture III 1.90% Fee Contracts(2)                    11.805755      30,899      364,791                                (5.55%)
                                                                    ------------------------
                                                                     1,848,318   21,300,332



(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Quantitative Mid Cap Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          $10.104317     237,982  $ 2,404,650                               (19.17%)
   Venture Vision Contracts                              10.087326      29,914      301,754                               (19.30%)
   Venture Vantage 1.55% Fee Contracts                   10.094110      46,230      466,648                               (19.25%)
   Venture Vantage 1.75% Fee Contracts                   10.080533      12,529      126,300                               (19.36%)
   Venture Vantage 1.60% Fee Contracts(1)                10.090711      66,229      668,296                               (19.27%)
   Venture Vantage 1.80% Fee Contracts(1)                10.077137      22,952      231,292                               (19.38%)
   Venture III 1.70% Fee Contracts(2)                    11.056543      11,309      125,037                               (11.55%)
   Venture III 1.90% Fee Contracts(2)                    11.047303         639        7,055                               (11.62%)
                                                                    ------------------------
                                                                       427,784    4,331,032

Strategic Growth Sub-Account:                                                                 0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                           10.916683   2,277,621   24,864,068                               (12.67%)
   Venture Vision Contracts                              10.898344     199,058    2,169,407                               (12.81%)
   Venture Vantage 1.55% Fee Contracts                   10.905675     534,088    5,824,588                               (12.75%)
   Venture Vantage 1.75% Fee Contracts                   10.891002     148,689    1,619,370                               (12.87%)
   Venture Vantage 1.60% Fee Contracts(1)                10.901999     444,255    4,843,273                               (12.78%)
   Venture Vantage 1.80% Fee Contracts(1)                10.887341     323,912    3,526,542                               (12.90%)
   Venture III 1.70% Fee Contracts(2)                    11.791031      90,855    1,071,279                                (5.67%)
   Venture III 1.85% Fee Contracts(2)                    11.783648       4,415       52,031                                (5.73%)
   Venture III 1.90% Fee Contracts(2)                    11.781186      67,667      797,197                                (5.75%)
   Venture Strategy & Rollover Contracts                 10.986679         748        8,213                               (12.11%)
                                                                    ------------------------
                                                                     4,091,308   44,775,968


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
All Cap Value Sub-Account:                                                                    1.40% to 1.90%    0.06%
   Venture 1.40% Fee Contracts                         $12.494117      642,029  $ 8,021,590                                (0.05%)
   Venture Vision Contracts                             12.473142      197,505    2,463,504                                (0.21%)
   Venture Vantage 1.55% Fee Contracts                  12.481529      234,580    2,927,915                                (0.15%)
   Venture Vantage 1.75% Fee Contracts                  12.464762       36,486      454,787                                (0.28%)
   Venture Vantage 1.60% Fee Contracts(1)               12.477337      257,359    3,211,151                                (0.18%)
   Venture Vantage 1.80% Fee Contracts(1)               12.460579       91,709    1,142,751                                (0.32%)
   Venture III 1.70% Fee Contracts(2)                   12.553231       16,169      202,978                                 0.43%
   Venture III 1.85% Fee Contracts(2)                   12.545380        2,897       36,343                                 0.36%
   Venture III 1.90% Fee Contracts(2)                   12.542764       12,061      151,277                                 0.34%
                                                                    ------------------------
                                                                     1,490,795   18,612,296

Capital Opportunities Sub-Account:                                                            1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.599650    1,404,266   14,884,726                               (15.20%)
   Venture Vision Contracts                             10.581831      178,983    1,893,972                               (15.35%)
   Venture Vantage 1.55% Fee Contracts                  10.588948      515,545    5,459,074                               (15.29%)
   Venture Vantage 1.75% Fee Contracts                  10.574706       47,817      505,653                               (15.40%)
   Venture Vantage 1.60% Fee Contracts(1)               10.585386      305,288    3,231,596                               (15.32%)
   Venture Vantage 1.80% Fee Contracts(1)               10.571147      170,803    1,805,587                               (15.43%)
   Venture III 1.70% Fee Contracts(2)                   11.568273       35,681      412,772                                (7.45%)
   Venture III 1.85% Fee Contracts(2)                   11.561026          283        3,270                                (7.51%)
   Venture III 1.90% Fee Contracts(2)                   11.558615       22,359      258,440                                (7.53%)
                                                                    ------------------------
                                                                     2,681,025   28,455,090


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Utilities Sub-Account:                                                                        1.40% to 1.90%    1.42%
   Venture 1.40% Fee Contracts                         $ 9.259344      853,854  $ 7,906,132                               (25.93%)
   Venture Vision Contracts                              9.243770      141,292    1,306,075                               (26.05%)
   Venture Vantage 1.55% Fee Contracts                   9.250000      244,504    2,261,667                               (26.00%)
   Venture Vantage 1.75% Fee Contracts                   9.237560       40,041      369,882                               (26.10%)
   Venture Vantage 1.60% Fee Contracts(1)                9.246883      195,733    1,809,924                               (26.02%)
   Venture Vantage 1.80% Fee Contracts(1)                9.234447      138,460    1,278,604                               (26.12%)
   Venture III 1.70% Fee Contracts(2)                   10.614010       28,877      306,504                               (15.09%)
   Venture III 1.85% Fee Contracts(2)                   10.607363        3,482       36,932                               (15.14%)
   Venture III 1.90% Fee Contracts(2)                   10.605146       15,856      168,156                               (15.16%)
                                                                    ------------------------
                                                                     1,662,099   15,443,876

Mid Cap Value Sub-Account:                                                                    0.45% to 1.90%    0.74%
   Venture 1.40% Fee Contracts                          12.966914    2,797,905   36,280,195                                 3.74%
   Venture Vision Contracts                             12.945151      356,695    4,617,469                                 3.56%
   Venture Vantage 1.55% Fee Contracts                  12.953850      816,530   10,577,205                                 3.63%
   Venture Vantage 1.75% Fee Contracts                  12.936460      118,370    1,531,284                                 3.49%
   Venture Vantage 1.60% Fee Contracts(1)               12.949506      717,914    9,296,637                                 3.60%
   Venture Vantage 1.80% Fee Contracts(1)               12.932106      462,766    5,984,540                                 3.46%
   Venture III 1.70% Fee Contracts(2)                   12.986625      132,969    1,726,820                                 3.89%
   Venture III 1.85% Fee Contracts(2)                   12.978503        5,927       76,919                                 3.83%
   Venture III 1.90% Fee Contracts(2)                   12.975798       63,706      826,634                                 3.81%
   Venture Strategy & Rollover Contracts                13.049955          211        2,747                                 4.40%
                                                                    ------------------------
                                                                     5,472,993   70,920,450


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Fundamental Value Sub-Account:                                                                0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $11.620125    3,512,835   $40,819,580                              (7.04%)
   Venture Vision Contracts                             11.600607      892,026    10,348,040                              (7.20%)
   Venture Vantage 1.55% Fee Contracts                  11.608415    1,333,345    15,478,025                              (7.13%)
   Venture Vantage 1.75% Fee Contracts                  11.592814      167,664     1,943,701                              (7.26%)
   Venture Vantage 1.60% Fee Contracts(1)               11.604513      950,717    11,032,610                              (7.16%)
   Venture Vantage 1.80% Fee Contracts(1)               11.588922      536,341     6,215,616                              (7.29%)
   Venture III 1.70% Fee Contracts(2)                   12.072032      231,144     2,790,383                              (3.42%)
   Venture III 1.85% Fee Contracts(2)                   12.064485       11,114       134,083                              (3.48%)
   Venture III 1.90% Fee Contracts(2)                   12.061966      116,042     1,399,693                              (3.50%)
   Venture Strategy & Rollover Contracts                11.694569        2,181        25,505                              (6.44%)
                                                                    ------------------------
                                                                     7,753,409    90,187,236

Basic Value Focus Sub-Account:                                                                1.40% to 1.80%    6.07%
   Venture 1.40% Fee Contracts             22.514992    23.100090    1,247,105    28,808,249                               2.60%
   Venture Vision Contracts                             12.186911       27,712       337,724                              (2.50%)
   Venture Vantage 1.55% Fee Contracts     15.864568    16.252289      712,421    11,578,476                               2.44%
   Venture Vantage 1.75% Fee Contracts     13.588646    13.892756      158,085     2,196,230                               2.24%
   Venture Vantage 1.60% Fee Contracts(1)               12.192528      185,627     2,263,262                              (2.46%)
   Venture Vantage 1.80% Fee Contracts(1)               12.170082       57,367       698,152                              (2.64%)
   Venture III 1.70% Fee Contracts(2)                   12.398032       10,893       135,056                              (0.82%)
                                                                    ------------------------
                                                                     2,399,210    46,017,149


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

    6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                      2001
                                          ----------  ------------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT        UNIT                                   EXPENSE      INCOME    TOTAL RETURN
                                             VALUE       VALUE       UNITS        DOLLARS         RATIO*      RATIO**      RATIO***
                                          ----------  -------------------------------------   --------------------------------------

Developing Capital Market
 Focus Sub-Account:                                                                           1.40% to 1.80%    0.74%
   Venture 1.40% Fee Contracts            $ 7.313442   $ 7.305149   176,552  $     1,289,740                             (0.11%)
   Venture Vantage 1.55% Fee Contracts     11.064248    11.035006    24,137          266,351                             (0.26%)
   Venture Vantage 1.75% Fee Contracts      9.694543     9.649444     6,958           67,138                             (0.47%)
   Venture Vantage 1.60% Fee Contracts(1)               11.316501     1,135           12,841                             (9.47%)
   Venture Vantage 1.80% Fee Contracts(1)               11.295632     3,205           36,207                             (9.63%)
                                                                    ------------------------
                                                                    211,987        1,672,277

Special Value Focus Sub-Account:                                                              1.40% to 1.80%    8.12%
   Venture 1.40% Fee Contracts             38.059573    48.661734   298,224       14,512,114                             27.86%
   Venture Vision Contracts                             14.756455    18,549          273,715                             18.05%
   Venture Vantage 1.55% Fee Contracts     15.730490    20.082156   318,521        6,396,592                             27.66%
   Venture Vantage 1.75% Fee Contracts     12.606854    16.062025   120,240        1,931,300                             27.41%
   Venture Vantage 1.60% Fee Contracts(1)               14.763263   118,267        1,746,004                             18.11%
   Venture Vantage 1.80% Fee Contracts(1)               14.736065    55,506          817,933                             17.89%
   Venture III 1.70% Fee Contracts(2)                   13.273185     2,367           31,416                              6.19%
                                                                    ------------------------
                                                                    931,674       25,709,074

                                                                    TOTAL    $14,848,662,429
                                                                             ===============


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

*The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

**The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.    DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.    SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of the Company's in-force operations to The Manufacturers Life Insurance Company (U.S.A.) via an assumption reinsurance agreement. As a result, products currently sold and administered under the name of the Company will be offered and administered under the name of The Manufacturers Life Insurance Company (U.S.A.). As such, and effective January 1, 2002, the account will be known as The Manufacturers Life Insurance Company (U.S.A.) Separate Account H.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:
                              Old Name                                                        New Name
NASL Variable Account                                           The Manufacturers Life Insurance Company of North America
                                                                Separate Account A
North American Security Life Insurance Company                  The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:
                              Old Name                                                        New Name
NAWL Holding Co., Inc.                                          Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:
                              Old Name                                                        New Name
Wood Logan Associates, Inc.                                     Manulife Wood Logan, Inc.



On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

          The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

      (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

(b)   Exhibits

(1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

(2)   Agreements for custody of securities and similar investments - Not
      Applicable.

(3) (i) Form of Underwriting Agreement -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

     (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

     (iii)Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

     (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit
          (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

(4) (i) (A) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(4)  (ii) (A) Form of Specimen Flexible Purchase Payment Individual
          Deferred Variable Annuity Contract, Non-Participating (v7) - Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

          (B) (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

              (2) Form of Specimen Endorsements to Contract (v7): (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act
          Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit
          (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

          (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

          (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

          (E) Form of Roth Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

     (iii) Form of Guaranteed Income Rider (v20/21) -- Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4
          (file no. 33-76162) filed February 25, 1998.

(5)    (i)    Form of Specimen Application for Flexible Purchase Payment
              Individual Deferred Combination Fixed and Variable Annuity
              Contract, Non-Participating -- Incorporated by reference to
              Exhibit (b)(5)(i) to post effective amendment 5 to file number
              333-24657, filed February 28, 2000.

       (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)    (i)    Restated Articles of Redomestication of The Manufacturers Life
              Insurance Company (U.S.A.) - Incorporated by reference to Exhibit
              A(6) to the registration statement on Form S-6 filed July 20, 2000
              (File No. 333-41814).

       (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)    (i)    Form of Variable Annuity Reinsurance Agreement Contract with
              Connecticut General Life Insurance Company, effective July 1,
              1997 -- Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

       (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

       (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

       (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to
              Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

       (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.


            i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, FILED HEREWITH

            ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company, FILED HEREWITH

            iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, FILED HEREWITH

      (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000, FILED HEREWITH

      (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001, FILED HEREWITH

     (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001, FILED HEREWITH

            i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company, FILED HEREWITH

      (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001, FILED HEREWITH


(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

      (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

      (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

      (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

      (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.


(10)  Written consent of Ernst & Young LLP, independent auditors - Filed
      Herewith.


(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)  Financial Data Schedule - Not Applicable.

(15)  Powers of Attorney

         (i) (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

         (ii) Powers of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

         (iii ) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

         (iv)  Power of Attorney (Steven Mannik) - FILED HEREWITH

Item 25.    Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**               Director and Chairman of the Board of Directors, President
James Boyle***                      Director
Robert A. Cook**                    Senior Vice President, U.S. Insurance; Director
Peter Copestake*                    Vice President, Finance
James D. Gallagher**                Vice President, Secretary and General Counsel
Donald Guloien*                     Executive Vice President and Chief Financial Officer
Geoffrey Guy*                       Director
John Lyon*                          Vice President and Chief Financial Officer, Investments
Steven Mannik*                      Director
James O'Malley*                     Senior Vice President, U.S. Group Pension; Director
Joseph J. Pietroski*                Director
Rex Schaybaugh, Jr.*                Director
John Ostler*                        Vice President and Chief Financial Officer
Warren Thomson                      Senior Vice President, Investments

Denis Turner*                       Vice President and Treasurer



*Principal business address is Manulife Financial, 200 Bloor Street, Toronto,
 Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston,
  MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street,
   Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                              AS OF JANUARY 1, 2002


                                                                LEGAL ID      % OF       JURISDICTION OF
AFFILIATE                                                                    EQUITY      INCORPORATION
------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                       2         100         CANADA
  The Manufacturers Life Insurance Company                           1         100         Canada
   Manulife Bank of Canada                                          58         100         Canada
   Manulife Financial Services Inc.                                190         100         Canada
   Manulife Securities International Ltd.                           79         100         Canada
   Enterprise Capital Management Inc.                               20                     Ontario
   Cantay Holdings Inc.                                             51         100         Ontario
   994744 Ontario Inc.                                             122         100         Ontario
   DomLife Realty Limited                                          108         100         Canada
   Innova LifeSciences Corporation                                           16.01         Ontario
   1293319 Ontario Inc.                                            170         100         Ontario
   Manulife International Capital Corporation Limited              135         100         Ontario
     Golf Town Canada Inc.                                         145       63.96         Canada
     Regional Power Inc.                                           136          80         Ontario
                  ADDALAM POWER CORPORATION(1)                      50                     Philippines
     VFC Inc.                                                       25                     Canada
     Luxell Technologies Inc.                                                12.57         Ontario
     MDR Switchview Global Networks Inc.                                     10.45         Canada
   NAL Resources Management Limited                                120         100         Canada
   Seamark Asset Management Ltd.                                   118       35.01         Canada
   First North American Insurance Company                          111         100         Canada
   MLI Resources Inc.                                              194         100         Alberta
   3426505 Canada Inc.                                             161         100         Canada
   NAL Resources Limited                                           117         100         Alberta
   FNA Financial Inc.                                              115         100         Canada
     Elliot & Page Limited                                         116         100         Ontario
   3550435 Canada Inc.                                             107         100         Canada
     MFC Insurance Company Limited                                 106         100         Canada
   The Manufacturers Investment Corporation                         87         100         Michigan
     Manulife Reinsurance Limited                                   67         100         Bermuda
     The Manufacturers Life Insurance Company (U.S.A.)              19         100         Michigan
      Manufacturers Securities Services, LLC                        97          90(2)      Delaware
      The Manufacturers Life Insurance Company of New York          94         100         New York
      Manulife Financial Securities, LLC                             5         100         Delaware
      Thornhill Leasing Investments, LLC                                        90         Delaware

      ESLS Investment Limited, LLC                                 167          25         Ohio
      Ironside Venture Partners II LLC                             197         100         Delaware
      Ironside Venture Partners I LLC                              196         100         Delaware
        NewRiver Investor Communications Inc.                                14.67         Delaware
      The Manufacturers Life Insurance Company of America           17         100         Michigan
      MANULIFE SERVICE CORPORATION                                   7         100         Colorado
      Manulife Property Management of Washington, D.C., Inc.                   100         Wash., D.C.


                                                           LEGAL ID     % OF    JURISDICTION OF
AFFILIATE                                                              EQUITY    INCORPORATION
-----------------------------------------------------------------------------------------------
    Manulife Capital Corporation                               144       100       Delaware
      MF Private Capital Securities, Inc.                      119       100       Delaware
      MCC Asset Management, Inc.                               186       100       Delaware
    Manufacturers Adviser Corporation                            6       100       Colorado
    Manulife Leasing Co., LLC                                             80       Delaware
    Cavalier Cable Inc.                                                  100       Delaware
    Ennal, Inc.                                                124       100       Ohio
    Dover Leasing Investments, LLC                                        99       Delaware
    Flex Holding, LLC                                                   27.7       Delaware
      Flex Leasing I, LLC                                              99.99       Delaware
    Flex Leasing II, LLC                                                19.6       Delaware
 Manulife International Investment Management Limited           64       100       U.K.
   Manulife International Fund Management Limited                        100       U.K.
 WT (SW) Properties Ltd.                                        82       100       U.K.
 Manulife Europe Ruckversicherungs-Aktiengesellschaft          138       100       Germany
 Manulife International Holdings Limited                       152       100       Bermuda
   Manulife Provident Funds Trust Company Limited              163       100       Hong Kong
   Manulife Funds Direct (Barbados) Limited                     78       100       Barbados
    P.T. Manulife Aset Manajemen Indonesia                                55       Indonesia
    Manulife Funds Direct (Hong Kong) Limited                            100       Hong Kong
   Manulife (International) Limited                             28       100       Bermuda
    The Manufacturers (Pacific Asia) Insurance Company          61       100       Hong Kong
     Limited
                      MANULIFE CONSULTANTS LIMITED                       100       Hong Kong
                MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                 100       Hong Kong
    Manulife Financial Management Limited                                100       Hong Kong
    Manulife Financial Group Limited                                     100       Hong Kong
    Manulife Financial Investment Limited                                100       Hong Kong
    Manulife-Sinochem Life Insurance Co. Ltd.                   43        51       China
 Manulife (Vietnam) Limited                                    188       100       Vietnam
 The Manufacturers Life Insurance Co. (Phils.), Inc.           164       100       Philippines
   Manulife Financial Plans, Inc.                              187       100       Philippines
 P.T. Asuransi Jiwa Manulife Indonesia                          42        71       Indonesia
   P.T. Buanadaya Sarana Informatika                                     100       Indonesia
               P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                     100       Indonesia
 OUB Manulife Pte. Ltd.                                         14        50       Singapore
 MIL Holdings (Bermuda) Limited                                147       100       Bermuda
   ManuLife (International) Reinsurance Limited                 34       100       Bermuda
                 MANUFACTURERS LIFE REINSURANCE LIMITED         49       100       Barbados
    Manulife Management Services Ltd.                          191       100       Barbados
    Manufacturers P&C Limited                                   36       100       Barbados
 Manulife European Holdings (Alberta) Limited                  146       100       Alberta
   Manulife Hungary Holdings KFT                               149        99(3)    Hungary

                                                       LEGAL ID   % OF       JURISDICTION  OF
AFFILIATE                                                         EQUITY      INCORPORATION
---------------------------------------------------------------------------------------------
Manulife Century Investments (Alberta) Inc.               171       100       Alberta
  Manulife Life Insurance Company                         180        35(4)    Japan
  Manulife Century Investments (Bermuda) Limited          172       100       Bermuda
   Manulife Century Investments (Luxembourg) S.A.         173       100       Luxembourg
     Manulife Century Investments (Netherlands) B.V.      174       100       Netherlands
      Daihyaku Manulife Holdings (Bermuda) Limited        175       100       Bermuda
      Manulife Century Holdings (Netherlands) B.V.        195       100       Netherlands
        Kyoritsu Confirm Co., Ltd.                        179      90.9(5)    Japan
        Manulife Premium Collection Co., Ltd.             178        57(6)    Japan
Manulife Holdings (Hong Kong) Limited                      15       100       Hong Kong
Manulife (Malaysia) SDN.BHD.                               74       100       Malaysia
Manulife Financial Systems (Hong Kong) Limited             53       100       Hong Kong
Chinfon-Manulife Insurance Company Limited                 59        60       Bermuda
MF Leasing (Canada) Inc.                                  169       100       Ontario
Manulife Data Services Inc.                                81       100       Barbados
Manucab Ltd.                                               30       100       Canada


Item 27.  Number of Contract Owners.


As of February 28, 2002, there were 266,756 qualified contracts and 25,131 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.
          ---------------

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

    a. Set forth below is information concerning other investment companies for which Manulife Financial Securities , LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

a.  Name of Investment Company                Capacity In which acting
    --------------------------                ------------------------
The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account J

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account K

      Name of Investment Company                Capacity in which acting
      --------------------------                ------------------------
The Manufacturers Life Insurance                      Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance                      Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance                      Principal Underwriter
Company of New York
Separate Account B

    b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901


c.    None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURE



        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 26th day of April, 2002.


SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)


By: /s/John D. DesPrez III
    ----------------------
    John D. DesPrez III
    President


        Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 26th day of April, 2002 in the City of Boston, Massachusetts.


THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)


By: /s/John D. DesPrez III
    ----------------------
    John D. DesPrez III
    President

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 26th day of April, 2002.



Signature                                  Title
---------                                  -----
/s/John D. DesPrez III                     Chairman and President
----------------------
John D. DesPrez  III                       (Principal Executive Officer)

*
----------------------                     Vice President and

John Ostler                                (Chief Financial Officer)

*
----------------------                     Director
James Boyle

*
----------------------                     Director
Robert A. Cook

*
----------------------                     Director
Geoffrey Guy

*
----------------------                     Director
Steve Mannik

*
----------------------                     Director
James O'Malley

*
----------------------                     Director
John Lyon

*                                          Director
----------------------
Rex Schlaybaugh, Jr.


*/s/James D. Gallagher
----------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


Exhibit No.              Description
-----------              -----------
(b)(7)(v)(i)     Amendment No. 1 to Automatic Reinsurance Agreement (2000-14)
         (ii)    Amendment No. 2 to Automatic Reinsurance Agreement (2000-14)
         (iii)   Amendment No. 3 to Automatic Reinsurance Agreement (2000-14)

(b)(7)(vi)       Automatic Reinsurance Agreement (2000-21)

(b)(7)(vii)      Automatic Reinsurance Agreement (2001-41)

(b)(7)(viii)     Automatic Reinsurance Agreement (2001-47)

(b)(7)(viii)(i)  Amendment No. 1 to Automatic Reinsurance Agreement (2001-47)

(b)(7)(ix)       Automatic Reinsurance Agreement (2001-48)

(b)(10)          Written consent of Ernst & Young LLP

(15)             Power of Attorney - Steven Mannik